UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.109

AIGB-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (f)	$ 397	$ 408
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	633	633
4.25% 6/15/23 (f)	4,447	4,399
5.75% 6/15/43 (f)	3,201	3,288
		8,320
Media - 2.2%
Comcast Corp.:
5.15% 3/1/20	5,596	6,313
5.7% 5/15/18	6,385	7,425
6.5% 1/15/17	4,125	4,765
COX Communications, Inc. 3.25% 12/15/22 (f)	2,605	2,385
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,187
Discovery Communications LLC:
3.25% 4/1/23	954	894
4.875% 4/1/43	2,236	2,085
News America Holdings, Inc. 7.75% 12/1/45	4,525	5,737
News America, Inc. 6.15% 2/15/41	13,033	14,413
Time Warner Cable, Inc.:
4% 9/1/21	25,810	24,025
4.5% 9/15/42	6,211	4,595
5.5% 9/1/41	2,866	2,324
5.85% 5/1/17	1,845	2,034
5.875% 11/15/40	2,631	2,237
6.75% 7/1/18	5,587	6,296
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,076
6.2% 3/15/40	5,000	5,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 800	$ 810
4.25% 9/1/23	13,340	13,474
		126,498
TOTAL CONSUMER DISCRETIONARY		135,226
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Beam, Inc.:
1.75% 6/15/18	3,441	3,395
1.875% 5/15/17	1,038	1,043
Heineken NV:
1.4% 10/1/17 (f)	2,654	2,629
2.75% 4/1/23 (f)	2,773	2,525
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	3,930	3,982
		13,574
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	2,197	2,208
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,465
3.2% 1/25/23	2,882	2,694
4.65% 1/25/43	2,427	2,207
Kraft Foods, Inc.:
5.375% 2/10/20	6,990	7,903
6.125% 2/1/18	3,631	4,259
6.5% 8/11/17	4,718	5,569
		25,097
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,319
4% 1/31/24	3,444	3,392
4.25% 8/9/42	3,603	3,033
4.75% 5/5/21	6,000	6,449
5.375% 1/31/44	5,897	5,863
9.25% 8/6/19	1,776	2,369
9.7% 11/10/18	2,882	3,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 14,892	$ 13,827
4.75% 11/1/42	4,468	3,937
6.15% 9/15/43	2,440	2,640
6.75% 6/15/17	7,156	8,312
7.25% 6/15/37	9,654	11,325
		68,306
TOTAL CONSUMER STAPLES		109,185
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (f)	4,849	4,883
5.35% 3/15/20 (f)	4,973	5,260
5.85% 5/21/43 (f)(j)	5,000	4,644
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,466
5% 10/1/21	3,162	3,348
Transocean, Inc. 5.05% 12/15/16	3,231	3,565
		28,166
Oil, Gas & Consumable Fuels - 2.9%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,246
3.875% 3/15/23	6,006	5,597
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,799
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,752
Nakilat, Inc. 6.067% 12/31/33 (f)	2,634	2,779
Petro-Canada 6.05% 5/15/18	1,963	2,298
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	27,719
5.625% 5/20/43	6,485	5,357
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,886
5.375% 1/27/21	9,321	9,350
5.75% 1/20/20	6,005	6,243
Petroleos Mexicanos:
3.5% 1/30/23	7,893	7,191
4.875% 1/24/22	4,590	4,682
5.5% 6/27/44	38,697	34,247
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 19,664	$ 19,886
Phillips 66 Co.:
4.3% 4/1/22	4,638	4,772
5.875% 5/1/42	3,971	4,321
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	768
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,399
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,075
2.95% 9/25/18	1,066	1,090
4.6% 6/15/21	1,124	1,176
Western Gas Partners LP 5.375% 6/1/21	6,237	6,706
Williams Partners LP 4.125% 11/15/20	1,029	1,058
		171,397
TOTAL ENERGY		199,563
FINANCIALS - 13.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	9,276	9,520
5.25% 7/27/21	5,652	6,218
5.75% 1/24/22	7,392	8,342
5.95% 1/18/18	4,817	5,524
6.75% 10/1/37	15,413	17,093
Lazard Group LLC:
4.25% 11/14/20	2,996	2,995
6.85% 6/15/17	2,464	2,793
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,588	2,754
Morgan Stanley:
2.125% 4/25/18	9,946	9,933
3.75% 2/25/23	8,227	8,013
4.875% 11/1/22	14,515	14,909
5% 11/24/25	8,869	8,876
5.75% 1/25/21	7,597	8,658
6.625% 4/1/18	7,981	9,409
7.3% 5/13/19	4,777	5,858
		120,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.2%
Bank of America NA 5.3% 3/15/17	$ 3,698	$ 4,123
Credit Suisse 6% 2/15/18	8,864	10,231
Discover Bank:
7% 4/15/20	6,703	7,896
8.7% 11/18/19	1,409	1,797
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,229
8.25% 3/1/38	2,385	3,213
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	3,533	3,529
HBOS PLC 6.75% 5/21/18 (f)	3,056	3,458
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,889
JPMorgan Chase Bank 6% 10/1/17	5,986	6,917
KeyBank NA 6.95% 2/1/28	1,344	1,610
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,656
Regions Bank:
6.45% 6/26/37	9,230	9,641
7.5% 5/15/18	15,488	18,469
Regions Financial Corp.:
2% 5/15/18	6,934	6,818
5.75% 6/15/15	1,094	1,169
7.75% 11/10/14	4,705	4,995
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,465	8,586
6.125% 12/15/22	13,328	13,581
SunTrust Bank 2.75% 5/1/23	9,271	8,437
Wells Fargo & Co. 4.48% 1/16/24 (f)	4,327	4,299
		130,543
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,676
5.2% 4/27/22	4,096	4,312
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,169
General Electric Capital Corp. 1% 12/11/15	5,560	5,591
HSBC U.S.A., Inc. 1.625% 1/16/18	6,024	6,000
Hyundai Capital America:
1.625% 10/2/15 (f)	1,673	1,683
1.875% 8/9/16 (f)	1,594	1,608
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (f)	$ 1,850	$ 1,858
2.875% 8/9/18 (f)	2,827	2,871
		37,768
Diversified Financial Services - 3.0%
Bank of America Corp.:
3.3% 1/11/23	26,509	25,083
3.875% 3/22/17	3,343	3,592
4.1% 7/24/23	6,196	6,220
5.65% 5/1/18	3,745	4,287
5.75% 12/1/17	9,833	11,262
6.5% 8/1/16	5,430	6,165
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,286
4.05% 7/30/22	2,865	2,842
4.5% 1/14/22	6,932	7,327
5.5% 9/13/25	7,852	8,312
6.125% 5/15/18	3,326	3,892
6.675% 9/13/43	3,235	3,618
Five Corners Funding Trust 4.419% 11/15/23 (f)	5,900	5,896
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,549
3.2% 1/25/23	13,623	12,925
3.25% 9/23/22	25,741	24,688
4.35% 8/15/21	15,680	16,625
4.5% 1/24/22	4,927	5,230
4.95% 3/25/20	8,888	9,866
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,760	5,610
TECO Finance, Inc.:
4% 3/15/16	1,439	1,532
5.15% 3/15/20	2,067	2,277
		176,084
Insurance - 2.1%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,758
4.875% 6/1/22	1,895	2,053
5.6% 10/18/16	5,665	6,337
Aon Corp.:
3.125% 5/27/16	4,835	5,065
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 2,135	$ 2,356
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,584
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,398	10,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,451
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	5,273	5,615
6.7% 8/15/16 (f)	7,459	8,482
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,173
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	2,736	2,851
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,222
3.048% 12/15/22	4,547	4,323
4.368% 9/15/23 (j)	5,202	5,399
6.75% 6/1/16	4,485	5,125
Metropolitan Life Global Funding I 3% 1/10/23 (f)	4,260	4,034
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	4,853	6,768
Pacific LifeCorp:
5.125% 1/30/43 (f)	8,278	7,736
6% 2/10/20 (f)	422	474
Prudential Financial, Inc.:
2.3% 8/15/18	877	889
4.5% 11/16/21	2,796	3,002
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,900	5,247
Unum Group:
5.625% 9/15/20	4,155	4,628
5.75% 8/15/42	6,816	7,098
		120,380
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,496
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,756
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,777
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,812
Camden Property Trust:
2.95% 12/15/22	2,605	2,386
4.25% 1/15/24 (g)	4,889	4,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.375% 12/15/13	$ 1,818	$ 1,821
DDR Corp. 4.625% 7/15/22	9,008	9,314
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,900
7.5% 4/1/17	2,623	3,081
9.625% 3/15/16	5,988	7,068
Duke Realty LP:
3.625% 4/15/23	3,352	3,127
3.875% 10/15/22	9,433	9,045
4.375% 6/15/22	2,822	2,823
5.4% 8/15/14	5,369	5,534
5.5% 3/1/16	5,038	5,476
5.95% 2/15/17	1,536	1,719
6.5% 1/15/18	5,065	5,844
Equity One, Inc.:
3.75% 11/15/22	12,000	11,308
5.375% 10/15/15	585	630
6% 9/15/17	3,423	3,874
6.25% 1/15/17	2,422	2,724
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,603
6.2% 1/15/17	1,215	1,377
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,772
4.7% 9/15/17	832	912
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,097
6.65% 1/15/18	2,600	2,835
UDR, Inc. 5.5% 4/1/14	6,383	6,476
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,814
Weingarten Realty Investors 3.375% 10/15/22	990	917
		118,262
Real Estate Management & Development - 1.8%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,249
4.25% 7/15/22	2,226	2,157
6.125% 4/15/20	1,872	2,078
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	13,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
4.95% 4/15/18	$ 3,528	$ 3,832
5.7% 5/1/17	2,243	2,489
7.5% 5/15/15	805	879
Colonial Properties Trust 5.5% 10/1/15	5,995	6,479
Colonial Realty LP 6.05% 9/1/16	4,436	4,952
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,779
ERP Operating LP:
4.625% 12/15/21	7,320	7,820
5.75% 6/15/17	1,259	1,422
Liberty Property LP:
3.375% 6/15/23	3,567	3,292
4.125% 6/15/22	2,421	2,410
5.5% 12/15/16	3,158	3,512
6.625% 10/1/17	3,709	4,288
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,548
3.15% 5/15/23	7,757	6,853
4.5% 4/18/22	1,473	1,469
Mid-America Apartments LP 4.3% 10/15/23	1,200	1,182
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,016
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	6,741	7,078
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,329
Regency Centers LP 5.25% 8/1/15	2,315	2,468
Tanger Properties LP:
3.875% 12/1/23	2,574	2,520
6.125% 6/1/20	4,725	5,487
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,326
4% 4/30/19	2,018	2,140
		107,977
TOTAL FINANCIALS		811,909
HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.375% 5/15/43	$ 1,536	$ 1,562
5.65% 6/15/42	3,922	4,108
		14,795
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	721	716
2.75% 11/15/22	2,908	2,697
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,535
4.75% 11/15/21	5,135	5,466
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,689
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	804
2.875% 3/15/23	8,722	8,193
WellPoint, Inc. 3.3% 1/15/23	9,384	8,879
		38,979
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,228
2.9% 11/6/22	6,340	5,971
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,737
Zoetis, Inc. 3.25% 2/1/23	2,627	2,473
		16,409
TOTAL HEALTH CARE		70,183
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,077
6.795% 2/2/20	205	210
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,721
8.36% 1/20/19	6,080	6,719
		9,727
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 2,984	$ 3,271
TOTAL INDUSTRIALS		12,998
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,194
6.55% 10/1/17	2,421	2,792
		3,986
MATERIALS - 1.0%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,788
4.25% 11/15/20	2,512	2,691
		7,479
Metals & Mining - 0.9%
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,471
4.1% 5/1/23	33,072	29,816
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	5,087	5,020
4.5% 8/13/23 (f)	8,000	8,066
5.625% 10/18/43 (f)	4,160	4,050
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,143
		53,566
TOTAL MATERIALS		61,045
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
4.35% 6/15/45	9,588	7,930
5.35% 9/1/40	3,156	3,050
5.55% 8/15/41	43,181	42,923
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	263
CenturyLink, Inc.:
5.15% 6/15/17	528	565
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6% 4/1/17	$ 1,320	$ 1,442
6.15% 9/15/19	3,260	3,431
Embarq Corp.:
7.082% 6/1/16	4,231	4,737
7.995% 6/1/36	11,427	11,622
Verizon Communications, Inc.:
3.85% 11/1/42	2,014	1,612
6.1% 4/15/18	6,019	6,994
6.55% 9/15/43	72,080	82,031
		166,600
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,097
3.125% 7/16/22	3,499	3,256
		10,353
TOTAL TELECOMMUNICATION SERVICES		176,953
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,810
2.95% 12/15/22	2,683	2,508
Duke Capital LLC 5.668% 8/15/14	6,310	6,525
Duke Energy Corp. 3.95% 10/15/23	897	905
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,443	3,827
6.4% 9/15/20 (f)	9,167	10,467
Edison International 3.75% 9/15/17	3,716	3,944
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,495
4.25% 3/15/23	9,775	9,104
7.375% 11/15/31	13,585	14,370
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,721
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,318
Monongahela Power Co.:
4.1% 4/15/24 (f)	2,119	2,119
5.4% 12/15/43 (f)	3,222	3,250
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.45% 5/1/18	$ 1,747	$ 1,711
2.8% 5/1/23	7,934	7,299
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,527
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,047
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,533
		101,480
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,894	3,287
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,576
		4,863
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,810
6.5% 5/1/18	3,150	3,555
PSEG Power LLC 2.75% 9/15/16	1,192	1,240
		7,605
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5481% 9/30/66 (j)	10,147	9,449
7.5% 6/30/66 (j)	3,654	3,923
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,164
5.25% 2/15/43	5,352	5,106
5.4% 7/15/14	1,393	1,433
5.45% 9/15/20	1,461	1,632
5.8% 2/1/42	2,709	2,723
5.95% 6/15/41	4,935	5,180
6.4% 3/15/18	4,529	5,270
Sempra Energy:
2.3% 4/1/17	5,159	5,288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 7,893	$ 7,310
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,096
		53,574
TOTAL UTILITIES		167,522
TOTAL NONCONVERTIBLE BONDS (Cost $1,726,540)		1,748,570
U.S. Treasury Obligations - 25.0%

U.S. Treasury Bonds 3.75% 11/15/43 (i)	5,950	5,888
U.S. Treasury Notes:
0.25% 2/28/15	12,600	12,608
0.375% 3/15/15	18,300	18,341
0.625% 5/31/17 (h)	121,550	120,857
0.625% 9/30/17	149,943	148,256
0.625% 11/30/17	421,286	415,197
0.75% 10/31/17	20,725	20,557
0.75% 12/31/17	250,421	247,682
1.25% 10/31/18 (e)	455,788	453,902
1.375% 9/30/18 (i)	24,847	24,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,465,076)		1,468,213
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 3.0%
2.303% 6/1/36 (j)	126	134
2.5% 6/1/28	532	532
2.643% 7/1/37 (j)	236	252
2.7% 2/1/35 (j)	2,014	2,131
3.5% 7/1/42 to 11/1/43	121,859	121,417
4% 6/1/42 to 7/1/42	13,998	14,468
4.5% 12/1/23 to 8/1/41	4,605	4,919
5% 10/1/21 to 9/1/25	1,195	1,280
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/22 to 7/1/41	$ 13,234	$ 14,657
6.5% 7/1/32 to 8/1/36	12,950	14,558
TOTAL FANNIE MAE		174,348
Freddie Mac - 2.1%
2.5% 8/1/28	4,517	4,526
3.064% 10/1/35 (j)	173	184
3.5% 1/1/26 to 6/1/43	74,607	74,294
4% 6/1/24 to 4/1/42	15,868	16,587
4.5% 7/1/25 to 10/1/41	17,259	18,452
5% 9/1/39 to 3/1/41	8,079	8,775
5.5% 11/1/33 to 8/1/38	424	461
6% 7/1/37 to 8/1/37	1,271	1,396
6.5% 9/1/39	1,637	1,818
TOTAL FREDDIE MAC		126,493
Ginnie Mae - 1.3%
3.5% 3/15/42 to 10/20/42	16,150	16,495
3.5% 12/1/43 (g)	100	102
3.5% 12/1/43 (g)	300	307
4% 1/15/25 to 10/15/41	18,606	19,789
4.5% 5/15/39 to 4/15/41	9,052	9,785
5% 10/20/39 to 9/15/41	19,873	21,825
5.5% 12/20/28 to 9/15/38	4,723	5,202
6% 9/20/38	2,598	2,895
TOTAL GINNIE MAE		76,400
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $382,441)		377,241
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (j)	421	373
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (j)	163	151
Series 2005-HE2 Class M2, 0.841% 4/25/35 (j)	3	3
Airspeed Ltd. Series 2007-1A Class C1, 2.6677% 6/15/32 (f)(j)	5,492	3,020
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (j)	$ 38	$ 34
Series 2004-R2 Class M3, 0.991% 4/25/34 (j)	57	35
Series 2005-R2 Class M1, 0.616% 4/25/35 (j)	821	809
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 0.991% 5/25/34 (j)	808	742
Series 2006-W4 Class A2C, 0.326% 5/25/36 (j)	783	251
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(j)	259	221
Class C, 1.268% 7/20/39 (f)(j)	456	18
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (j)	1,140	651
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	8
Series 2004-3 Class M4, 1.621% 4/25/34 (j)	58	44
Series 2004-4 Class M2, 0.961% 6/25/34 (j)	297	260
Series 2004-7 Class AF5, 5.37% 1/25/35	2,250	2,376
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (j)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (j)	231	182
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (j)	10	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.186% 1/25/35 (j)	231	93
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (f)(j)	2,174	1,838
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (f)(j)	47	44
Series 2006-2A:
Class A, 0.3477% 11/15/34 (f)(j)	712	651
Class B, 0.4477% 11/15/34 (f)(j)	258	217
Class C, 0.5477% 11/15/34 (f)(j)	427	357
Class D, 0.9177% 11/15/34 (f)(j)	204	133
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (f)	259	19
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (f)(j)	952	951
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (j)	150	144
Series 2003-3 Class M1, 1.456% 8/25/33 (j)	353	330
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.866% 12/25/33 (j)	$ 21	$ 19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (j)	913	462
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.296% 11/25/36 (j)	913	897
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (j)	221	216
Series 2006-A Class 2C, 1.3976% 3/27/42 (j)	1,605	248
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (j)	320	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (j)	63	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (j)	240	209
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (j)	454	441
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (j)	1,281	1,203
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.041% 9/25/34 (j)	76	50
Series 2005-NC1 Class M1, 0.606% 1/25/35 (j)	253	235
Series 2005-NC2 Class B1, 1.336% 3/25/35 (j)	205	102
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (j)	903	758
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (c)(f)(j)	449	0
Series 2006-1A Class A, 1.568% 3/20/11 (c)(f)(j)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (j)	337	280
Class M4, 1.616% 9/25/34 (j)	433	133
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (j)	687	607
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (j)	41	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	126	125
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (j)	$ 18	$ 17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(j)	1,758	53
TOTAL ASSET-BACKED SECURITIES (Cost $19,194)		20,195
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (j)	476	477
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.348% 12/20/54 (j)	2,694	2,546
Class M1, 0.508% 12/20/54 (j)	710	662
Series 2007-1:
Class 1M1, 0.468% 12/20/54 (j)	894	845
Class 2M1, 0.668% 12/20/54 (j)	1,148	1,070
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (j)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (j)	840	685
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (j)	360	277
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (j)	642	569
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (j)	962	944
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (f)(j)	364	334
Class B6, 3.0185% 7/10/35 (f)(j)	482	439
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (f)(j)	6	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	18	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (j)	121	121
TOTAL PRIVATE SPONSOR		9,331
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.566% 6/25/37 (j)	$ 10,160	$ 10,156
Series 2007-85 Class FL, 0.706% 9/25/37 (j)	3,925	3,947
Series 2007-89 Class FT, 0.736% 9/25/37 (j)	3,016	3,042
Series 2012-110 Class JF, 0.616% 10/25/42 (j)	6,764	6,739
Series 2012-122 Class LF, 0.566% 11/25/42 (j)	32,240	32,070
Series 2012-93 Class FE, 0.566% 9/25/42 (j)	17,936	17,909
Series 2013-44 Class FA, 0.4202% 5/25/43 (j)	22,132	22,082
floater planned amortization class:
Series 2012-111 Class NF, 0.516% 5/25/42 (j)	4,157	4,157
Series 2012-113 Class PF, 0.516% 10/25/40 (j)	10,602	10,615
Series 2012-128:
Class VF, 0.416% 6/25/42 (j)	20,348	20,296
Class YF, 0.466% 6/25/42 (j)	18,971	18,948
floater sequential payer:
Series 2012-101 Class FB, 0.616% 5/25/39 (j)	15,693	15,754
Series 2012-111 Class JF 0.566% 7/25/40 (j)	484	484
Freddie Mac:
floater:
Series 3349 Class FE, 0.6577% 7/15/37 (j)	3,869	3,892
Series 3376 Class FA, 0.7677% 10/15/37 (j)	3,744	3,774
Series 4087 Class FB, 0.6377% 7/15/42 (j)	34,026	33,988
floater planned amortization class Series 4094 Class BF, 0.5677% 8/15/32 (j)	5,853	5,873
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6555% 10/16/40 (j)	5,975	5,980
Series 2012-113 Class FJ, 0.4225% 1/20/42 (j)	7,268	7,260
Series 2012-48 Class FA, 0.5255% 4/16/42 (j)	10,379	10,376
Series 2012-75 Class FA, 0.6225% 6/20/42 (j)	9,826	9,885
Series 2012-76 Class GF 0.4755% 6/16/42 (j)	2,039	2,040
Series 2012-93 Class NF, 0.5725% 7/20/42 (j)	5,991	5,988
floater sequential payer Series 2010-113 Class JF, 0.5725% 3/20/38 (j)	4,831	4,853
TOTAL U.S. GOVERNMENT AGENCY		260,108
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $265,652)		269,439
Commercial Mortgage Securities - 11.1%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (j)(l)	$ 517	$ 15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (j)	550	566
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,165
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,246
Series 2007-4 Class A3, 5.8111% 2/10/51 (j)	669	685
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,529
Series 2006-6 Class E, 5.619% 10/10/45 (f)	633	60
Series 2007-3:
Class A3, 5.5593% 6/10/49 (j)	1,828	1,837
Class A4, 5.5593% 6/10/49 (j)	2,283	2,538
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (f)(j)	35	26
Series 2005-3A:
Class A2, 0.566% 11/25/35 (f)(j)	261	221
Class M1, 0.606% 11/25/35 (f)(j)	70	50
Class M2, 0.656% 11/25/35 (f)(j)	53	37
Class M3, 0.676% 11/25/35 (f)(j)	47	32
Class M4, 0.766% 11/25/35 (f)(j)	59	38
Series 2005-4A:
Class A2, 0.556% 1/25/36 (f)(j)	656	551
Class B1, 1.566% 1/25/36 (f)(j)	71	15
Class M1, 0.616% 1/25/36 (f)(j)	212	118
Class M2, 0.636% 1/25/36 (f)(j)	80	42
Class M3, 0.666% 1/25/36 (f)(j)	116	60
Class M4, 0.776% 1/25/36 (f)(j)	64	31
Class M5, 0.816% 1/25/36 (f)(j)	64	23
Class M6, 0.866% 1/25/36 (f)(j)	68	21
Series 2006-1:
Class A2, 0.526% 4/25/36 (f)(j)	129	106
Class M1, 0.546% 4/25/36 (f)(j)	78	55
Class M2, 0.566% 4/25/36 (f)(j)	82	56
Class M3, 0.586% 4/25/36 (f)(j)	71	46
Class M4, 0.686% 4/25/36 (f)(j)	40	24
Class M5, 0.726% 4/25/36 (f)(j)	39	21
Class M6, 0.806% 4/25/36 (f)(j)	78	35
Series 2006-2A:
Class M1, 0.476% 7/25/36 (f)(j)	119	81
Class M2, 0.496% 7/25/36 (f)(j)	84	54
Class M3, 0.516% 7/25/36 (f)(j)	69	41
Class M4, 0.586% 7/25/36 (f)(j)	80	38
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class M5, 0.636% 7/25/36 (f)(j)	$ 58	$ 25
Series 2006-3A Class M4, 0.596% 10/25/36 (f)(j)	74	11
Series 2006-4A:
Class A2, 0.436% 12/25/36 (f)(j)	2,000	1,466
Class M1, 0.456% 12/25/36 (f)(j)	160	89
Class M2, 0.476% 12/25/36 (f)(j)	107	30
Class M3, 0.506% 12/25/36 (f)(j)	109	23
Series 2007-1 Class A2, 0.436% 3/25/37 (f)(j)	429	295
Series 2007-2A:
Class A1, 0.436% 7/25/37 (f)(j)	1,167	935
Class A2, 0.486% 7/25/37 (f)(j)	1,093	587
Class M1, 0.536% 7/25/37 (f)(j)	373	102
Class M2, 0.576% 7/25/37 (f)(j)	243	42
Class M3, 0.656% 7/25/37 (f)(j)	246	25
Class M4, 0.816% 7/25/37 (f)(j)	408	14
Class M5, 0.916% 7/25/37 (f)(j)	12	0*
Series 2007-3:
Class A2, 0.456% 7/25/37 (f)(j)	400	271
Class M1, 0.476% 7/25/37 (f)(j)	212	100
Class M2, 0.506% 7/25/37 (f)(j)	227	66
Class M3, 0.536% 7/25/37 (f)(j)	365	84
Class M4, 0.666% 7/25/37 (f)(j)	575	117
Class M5, 0.766% 7/25/37 (f)(j)	291	42
Class M6, 0.966% 7/25/37 (f)(j)	132	11
Series 2007-4A:
Class M1, 1.116% 9/25/37 (f)(j)	202	19
Class M2, 1.216% 9/25/37 (f)(j)	202	16
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (f)(j)	489	465
Class E, 0.4677% 3/15/22 (f)(j)	2,030	1,888
Class F, 0.5177% 3/15/22 (f)(j)	1,246	1,134
Class G, 0.5677% 3/15/22 (f)(j)	401	357
Class H, 0.7177% 3/15/22 (f)(j)	489	424
Class J, 0.8677% 3/15/22 (f)(j)	489	413
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (f)(j)(l)	12,947	2
Series 2006-T22 Class A4, 5.5794% 4/12/38 (j)	137	149
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (f)(j)(l)	88,096	520
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(j)(l)	42,747	153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (f)(j)	$ 337	$ 320
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	677	684
Class XCL, 1.1666% 5/15/35 (f)(j)(l)	3,458	50
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3077% 4/15/22 (f)(j)	105	105
Citigroup/DDeutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,087
Class A4, 5.322% 12/11/49	10,254	11,319
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,087
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	205
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	893
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (f)(j)	100	99
Series 2006-F12 Class AJ, 0.2977% 12/15/20 (f)(j)	442	436
Series 2006-C8 Class XP, 0.4664% 12/10/46 (j)(l)	7,935	0*
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6842% 6/15/39 (j)	10,784	11,864
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (j)(l)	5,567	0*
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,108
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (f)(j)	3,907	3,584
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.17% 8/15/36 (j)(l)	108	0*
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (f)(j)(l)	439	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (f)(j)	414	408
Class C:
0.3377% 2/15/22 (f)(j)	1,180	1,145
0.4377% 2/15/22 (f)(j)	421	403
Class F, 0.4877% 2/15/22 (f)(j)	843	804
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (j)(l)	16,911	15
Class B, 5.487% 2/15/40 (f)(j)	1,677	224
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 14,665
Series 2001-1 Class X1, 2.0466% 5/15/33 (f)(j)(l)	508	7
Series 2007-C1 Class XP, 0.1588% 12/10/49 (j)(l)	13,693	10
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (f)(j)	412	407
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,484
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (j)	12,410	13,630
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (f)(j)(l)	20,347	54
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(j)	1,041	1,042
Class D, 2.2018% 3/6/20 (f)(j)	6,868	6,879
Class F, 2.6334% 3/6/20 (f)(j)	107	107
Class G, 2.7903% 3/6/20 (f)(j)	54	54
Class H, 3.3004% 3/6/20 (f)(j)	479	480
Class J, 4.0852% 3/6/20 (f)(j)	686	688
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,300	1,315
Class DFX, 4.6112% 11/5/30 (f)	5,825	5,884
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (f)(j)	469	459
Class C, 0.3777% 11/15/18 (f)(j)	333	324
Class D, 0.3977% 11/15/18 (f)(j)	132	126
Class E, 0.4477% 11/15/18 (f)(j)	190	181
Class F, 0.4977% 11/15/18 (f)(j)	227	216
Class G, 0.5277% 11/15/18 (f)(j)	198	187
Class H, 0.6677% 11/15/18 (f)(j)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	90	90
Class A4, 5.429% 12/12/43	4,540	4,945
Series 2006-LDP9 Class A3, 5.336% 5/15/47	25,526	28,125
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,344
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (j)	22,580	25,295
Series 2007-LD11 Class A4, 5.813% 6/15/49 (j)	97,451	109,529
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (j)	1,150	1,262
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (j)	93	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19: - continued
Class C, 5.7062% 2/12/49 (j)	$ 245	$ 49
Class D, 5.7062% 2/12/49 (j)	257	40
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	12
Class ES, 5.6968% 1/15/49 (f)(j)	566	24
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (j)	3,760	4,244
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	595
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (j)(l)	1,875	1
Series 2007-C7:
Class A3, 5.866% 9/15/45	19,918	22,318
Class XCP, 0.2787% 9/15/45 (j)(l)	80,022	251
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (f)(j)	204	204
Class H, 0.5677% 9/15/21 (f)(j)	369	348
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	776	779
Series 2005-LC1 Class F, 5.4211% 1/12/44 (f)(j)	953	842
Series 2007-C1 Class A4, 5.8524% 6/12/50 (j)	4,145	4,635
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,634
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (j)	55	55
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,271
Class ASB, 5.133% 12/12/49 (j)	529	545
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	50,997
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	26,699	29,634
Series 2007-7 Class A4, 5.7367% 6/12/50 (j)	5,132	5,725
Series 2006-4 Class XP, 0.6171% 12/12/49 (j)(l)	17,266	114
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	261
Series 2007-7 Class B, 5.7367% 6/12/50 (j)	1,409	62
Series 2007-8 Class A3, 5.8928% 8/12/49 (j)	944	1,063
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (f)(j)	227	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (f)(j)	$ 629	$ 623
Class D, 0.358% 10/15/20 (f)(j)	422	413
Class E, 0.418% 10/15/20 (f)(j)	528	505
Class F, 0.468% 10/15/20 (f)(j)	397	376
Class G, 0.508% 10/15/20 (f)(j)	491	454
Class H, 0.598% 10/15/20 (f)(j)	309	275
Class J, 0.748% 10/15/20 (f)(j)	179	71
Series 2006-T23 Class A3, 5.8072% 8/12/41 (j)	559	562
Series 2007-HQ12 Class A4, 5.5792% 4/12/49 (j)	5,793	5,934
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	19,062	21,174
Class B, 5.7265% 4/15/49 (j)	269	53
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	68
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (f)(j)	917	903
Class G, 0.5275% 9/15/21 (f)(j)	1,126	1,069
Class J, 0.7675% 9/15/21 (f)(j)	314	267
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (f)(j)	2,710	2,463
Class LXR1, 0.8677% 6/15/20 (f)(j)	168	159
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,261
Series 2007-C31:
Class A4, 5.509% 4/15/47	32,250	35,522
Class A5, 5.5% 4/15/47	7,650	8,520
Series 2007-C32 Class A3, 5.7326% 6/15/49 (j)	45,421	50,717
Series 2007-C33 Class A4, 5.9245% 2/15/51 (j)	31,702	35,115
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,135
Series 2005-C22:
Class B, 5.3794% 12/15/44 (j)	2,428	2,281
Class F, 5.3794% 12/15/44 (f)(j)	1,826	371
Series 2007-C30 Class XP, 0.4773% 12/15/43 (f)(j)(l)	10,437	12
Series 2007-C31 Class C, 5.6705% 4/15/47 (j)	4,515	3,653
Series 2007-C31A Class A2, 5.421% 4/15/47	1,398	1,400
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7326% 6/15/49 (j)	$ 823	$ 319
Class E, 5.7326% 6/15/49 (j)	1,297	412
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $630,407)		651,046
Municipal Securities - 1.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,869
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,303
7.3% 10/1/39	9,330	12,088
7.5% 4/1/34	6,270	8,163
7.6% 11/1/40	14,085	19,193
7.625% 3/1/40	2,175	2,934
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,668
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	29,910	27,297
Series 2010-1, 6.63% 2/1/35	3,440	3,541
Series 2010-3:
6.725% 4/1/35	5,880	6,111
7.35% 7/1/35	1,925	2,096
Series 2011:
5.665% 3/1/18	2,550	2,787
5.877% 3/1/19	5,530	5,992
TOTAL MUNICIPAL SECURITIES (Cost $97,614)		95,042
Foreign Government and Government Agency Obligations - 0.6%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,150	6,181
5.75% 9/26/23 (f)	5,628	5,628
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,443
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States:
4% 10/2/23	$ 13,644	$ 13,521
4.75% 3/8/44	6,724	5,890
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,464)		36,663
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $965)	949	992
Fixed-Income Funds - 19.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,184,761	870,695
Fidelity Specialized High Income Central Fund (k)	2,727,420	288,616
TOTAL FIXED-INCOME FUNDS (Cost $1,135,113)		1,159,311
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.10% (a) (Cost $50,595)	50,595,384	50,595
Cash Equivalents - 6.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $358,824)	$ 358,826	358,824
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $6,170,885)		6,236,131
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(357,472)
NET ASSETS - 100%		$ 5,878,659
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Freddie Mac
4.5% 12/1/43 (Proceeds $12,702)	$ (11,300)	$ (12,039)

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (65)	$ (342)	$ (407)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(35)	(252)	(287)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	62	(569)	(507)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	62	(488)	(426)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(346)	48	(298)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(346)	127	(219)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(59)	(107)	(166)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(41)	(167)	(208)
TOTAL BUY PROTECTION						(768)	(1,750)	(2,518)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,066	(1,009)	0	(1,009)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,898	(2,741)	0	(2,741)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	649	(614)	0	(614)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,168	(2,050)	0	(2,050)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,182	(1,118)	0	(1,118)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,936	(1,831)	0	(1,831)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	$ 50	$ (11)	$ 0	$ (11)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(215)	0	(215)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	434	(110)	0	(110)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	558	(342)	0	(342)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	422	(147)	0	(147)
TOTAL SELL PROTECTION						(10,188)	0	(10,188)
TOTAL CREDIT DEFAULT SWAPS						$ (10,956)	$ (1,750)	$ (12,706)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,489,000 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $13,371,000.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $30,812,000.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$358,824,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 57,532
Mizuho Securities USA, Inc.	278,279
RBS Securities, Inc.	23,013
$ 358,824
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Mortgage Backed Securities Central Fund	5,398
Fidelity Specialized High Income Central Fund	3,954
Total	$ 9,386
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 5,398	$ 60,063	$ 870,695	8.6%
Fidelity Specialized High Income Central Fund	278,779	3,954	-	288,616	69.5%
Total	$ 1,194,433	$ 9,352	$ 60,063	$ 1,159,311
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,748,570	$ -	$ 1,748,570	$ -
U.S. Government and Government Agency Obligations	1,468,213	-	1,468,213	-
U.S. Government Agency - Mortgage Securities	377,241	-	377,241	-
Asset-Backed Securities	20,195	-	15,902	4,293
Collateralized Mortgage Obligations	269,439	-	268,666	773
Commercial Mortgage Securities	651,046	-	649,918	1,128
Municipal Securities	95,042	-	95,042	-
Foreign Government and Government Agency Obligations	36,663	-	36,663	-
Bank Notes	992	-	992	-
Fixed-Income Funds	1,159,311	1,159,311	-	-
Money Market Funds	50,595	50,595	-	-
Cash Equivalents	358,824	-	358,824	-
Total Investments in Securities:	$ 6,236,131	$ 1,209,906	$ 5,020,031	$ 6,194
Derivative Instruments:
Assets
Swaps	$ 124	$ -	$ 124	$ -
Liabilities
Swaps	$ (11,080)	$ -	$ (11,080)	$ -
Total Derivative Instruments:	$ (10,956)	$ -	$ (10,956)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (12,039)	$ -	$ (12,039)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $6,201,393,000. Net unrealized appreciation aggregated $34,738,000, of which $145,341,000 related to appreciated investment securities and $110,603,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

November 30, 2013

1.813259.109

IGB-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (f)	$ 397	$ 408
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	633	633
4.25% 6/15/23 (f)	4,447	4,399
5.75% 6/15/43 (f)	3,201	3,288
		8,320
Media - 2.2%
Comcast Corp.:
5.15% 3/1/20	5,596	6,313
5.7% 5/15/18	6,385	7,425
6.5% 1/15/17	4,125	4,765
COX Communications, Inc. 3.25% 12/15/22 (f)	2,605	2,385
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,187
Discovery Communications LLC:
3.25% 4/1/23	954	894
4.875% 4/1/43	2,236	2,085
News America Holdings, Inc. 7.75% 12/1/45	4,525	5,737
News America, Inc. 6.15% 2/15/41	13,033	14,413
Time Warner Cable, Inc.:
4% 9/1/21	25,810	24,025
4.5% 9/15/42	6,211	4,595
5.5% 9/1/41	2,866	2,324
5.85% 5/1/17	1,845	2,034
5.875% 11/15/40	2,631	2,237
6.75% 7/1/18	5,587	6,296
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,076
6.2% 3/15/40	5,000	5,423
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 800	$ 810
4.25% 9/1/23	13,340	13,474
		126,498
TOTAL CONSUMER DISCRETIONARY		135,226
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Beam, Inc.:
1.75% 6/15/18	3,441	3,395
1.875% 5/15/17	1,038	1,043
Heineken NV:
1.4% 10/1/17 (f)	2,654	2,629
2.75% 4/1/23 (f)	2,773	2,525
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	3,930	3,982
		13,574
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	2,197	2,208
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,465
3.2% 1/25/23	2,882	2,694
4.65% 1/25/43	2,427	2,207
Kraft Foods, Inc.:
5.375% 2/10/20	6,990	7,903
6.125% 2/1/18	3,631	4,259
6.5% 8/11/17	4,718	5,569
		25,097
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,319
4% 1/31/24	3,444	3,392
4.25% 8/9/42	3,603	3,033
4.75% 5/5/21	6,000	6,449
5.375% 1/31/44	5,897	5,863
9.25% 8/6/19	1,776	2,369
9.7% 11/10/18	2,882	3,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 14,892	$ 13,827
4.75% 11/1/42	4,468	3,937
6.15% 9/15/43	2,440	2,640
6.75% 6/15/17	7,156	8,312
7.25% 6/15/37	9,654	11,325
		68,306
TOTAL CONSUMER STAPLES		109,185
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (f)	4,849	4,883
5.35% 3/15/20 (f)	4,973	5,260
5.85% 5/21/43 (f)(j)	5,000	4,644
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,466
5% 10/1/21	3,162	3,348
Transocean, Inc. 5.05% 12/15/16	3,231	3,565
		28,166
Oil, Gas & Consumable Fuels - 2.9%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,246
3.875% 3/15/23	6,006	5,597
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,799
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,752
Nakilat, Inc. 6.067% 12/31/33 (f)	2,634	2,779
Petro-Canada 6.05% 5/15/18	1,963	2,298
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	27,719
5.625% 5/20/43	6,485	5,357
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,886
5.375% 1/27/21	9,321	9,350
5.75% 1/20/20	6,005	6,243
Petroleos Mexicanos:
3.5% 1/30/23	7,893	7,191
4.875% 1/24/22	4,590	4,682
5.5% 6/27/44	38,697	34,247
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 19,664	$ 19,886
Phillips 66 Co.:
4.3% 4/1/22	4,638	4,772
5.875% 5/1/42	3,971	4,321
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	768
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,399
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,075
2.95% 9/25/18	1,066	1,090
4.6% 6/15/21	1,124	1,176
Western Gas Partners LP 5.375% 6/1/21	6,237	6,706
Williams Partners LP 4.125% 11/15/20	1,029	1,058
		171,397
TOTAL ENERGY		199,563
FINANCIALS - 13.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	9,276	9,520
5.25% 7/27/21	5,652	6,218
5.75% 1/24/22	7,392	8,342
5.95% 1/18/18	4,817	5,524
6.75% 10/1/37	15,413	17,093
Lazard Group LLC:
4.25% 11/14/20	2,996	2,995
6.85% 6/15/17	2,464	2,793
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,588	2,754
Morgan Stanley:
2.125% 4/25/18	9,946	9,933
3.75% 2/25/23	8,227	8,013
4.875% 11/1/22	14,515	14,909
5% 11/24/25	8,869	8,876
5.75% 1/25/21	7,597	8,658
6.625% 4/1/18	7,981	9,409
7.3% 5/13/19	4,777	5,858
		120,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.2%
Bank of America NA 5.3% 3/15/17	$ 3,698	$ 4,123
Credit Suisse 6% 2/15/18	8,864	10,231
Discover Bank:
7% 4/15/20	6,703	7,896
8.7% 11/18/19	1,409	1,797
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,229
8.25% 3/1/38	2,385	3,213
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	3,533	3,529
HBOS PLC 6.75% 5/21/18 (f)	3,056	3,458
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,889
JPMorgan Chase Bank 6% 10/1/17	5,986	6,917
KeyBank NA 6.95% 2/1/28	1,344	1,610
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,656
Regions Bank:
6.45% 6/26/37	9,230	9,641
7.5% 5/15/18	15,488	18,469
Regions Financial Corp.:
2% 5/15/18	6,934	6,818
5.75% 6/15/15	1,094	1,169
7.75% 11/10/14	4,705	4,995
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,465	8,586
6.125% 12/15/22	13,328	13,581
SunTrust Bank 2.75% 5/1/23	9,271	8,437
Wells Fargo & Co. 4.48% 1/16/24 (f)	4,327	4,299
		130,543
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,676
5.2% 4/27/22	4,096	4,312
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,169
General Electric Capital Corp. 1% 12/11/15	5,560	5,591
HSBC U.S.A., Inc. 1.625% 1/16/18	6,024	6,000
Hyundai Capital America:
1.625% 10/2/15 (f)	1,673	1,683
1.875% 8/9/16 (f)	1,594	1,608
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (f)	$ 1,850	$ 1,858
2.875% 8/9/18 (f)	2,827	2,871
		37,768
Diversified Financial Services - 3.0%
Bank of America Corp.:
3.3% 1/11/23	26,509	25,083
3.875% 3/22/17	3,343	3,592
4.1% 7/24/23	6,196	6,220
5.65% 5/1/18	3,745	4,287
5.75% 12/1/17	9,833	11,262
6.5% 8/1/16	5,430	6,165
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,286
4.05% 7/30/22	2,865	2,842
4.5% 1/14/22	6,932	7,327
5.5% 9/13/25	7,852	8,312
6.125% 5/15/18	3,326	3,892
6.675% 9/13/43	3,235	3,618
Five Corners Funding Trust 4.419% 11/15/23 (f)	5,900	5,896
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,549
3.2% 1/25/23	13,623	12,925
3.25% 9/23/22	25,741	24,688
4.35% 8/15/21	15,680	16,625
4.5% 1/24/22	4,927	5,230
4.95% 3/25/20	8,888	9,866
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,760	5,610
TECO Finance, Inc.:
4% 3/15/16	1,439	1,532
5.15% 3/15/20	2,067	2,277
		176,084
Insurance - 2.1%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,758
4.875% 6/1/22	1,895	2,053
5.6% 10/18/16	5,665	6,337
Aon Corp.:
3.125% 5/27/16	4,835	5,065
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 2,135	$ 2,356
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,584
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,398	10,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,451
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	5,273	5,615
6.7% 8/15/16 (f)	7,459	8,482
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,173
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	2,736	2,851
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,222
3.048% 12/15/22	4,547	4,323
4.368% 9/15/23 (j)	5,202	5,399
6.75% 6/1/16	4,485	5,125
Metropolitan Life Global Funding I 3% 1/10/23 (f)	4,260	4,034
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	4,853	6,768
Pacific LifeCorp:
5.125% 1/30/43 (f)	8,278	7,736
6% 2/10/20 (f)	422	474
Prudential Financial, Inc.:
2.3% 8/15/18	877	889
4.5% 11/16/21	2,796	3,002
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,900	5,247
Unum Group:
5.625% 9/15/20	4,155	4,628
5.75% 8/15/42	6,816	7,098
		120,380
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,496
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,756
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,777
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,812
Camden Property Trust:
2.95% 12/15/22	2,605	2,386
4.25% 1/15/24 (g)	4,889	4,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.375% 12/15/13	$ 1,818	$ 1,821
DDR Corp. 4.625% 7/15/22	9,008	9,314
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,900
7.5% 4/1/17	2,623	3,081
9.625% 3/15/16	5,988	7,068
Duke Realty LP:
3.625% 4/15/23	3,352	3,127
3.875% 10/15/22	9,433	9,045
4.375% 6/15/22	2,822	2,823
5.4% 8/15/14	5,369	5,534
5.5% 3/1/16	5,038	5,476
5.95% 2/15/17	1,536	1,719
6.5% 1/15/18	5,065	5,844
Equity One, Inc.:
3.75% 11/15/22	12,000	11,308
5.375% 10/15/15	585	630
6% 9/15/17	3,423	3,874
6.25% 1/15/17	2,422	2,724
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,603
6.2% 1/15/17	1,215	1,377
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,772
4.7% 9/15/17	832	912
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,097
6.65% 1/15/18	2,600	2,835
UDR, Inc. 5.5% 4/1/14	6,383	6,476
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,814
Weingarten Realty Investors 3.375% 10/15/22	990	917
		118,262
Real Estate Management & Development - 1.8%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,249
4.25% 7/15/22	2,226	2,157
6.125% 4/15/20	1,872	2,078
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	13,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
4.95% 4/15/18	$ 3,528	$ 3,832
5.7% 5/1/17	2,243	2,489
7.5% 5/15/15	805	879
Colonial Properties Trust 5.5% 10/1/15	5,995	6,479
Colonial Realty LP 6.05% 9/1/16	4,436	4,952
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,779
ERP Operating LP:
4.625% 12/15/21	7,320	7,820
5.75% 6/15/17	1,259	1,422
Liberty Property LP:
3.375% 6/15/23	3,567	3,292
4.125% 6/15/22	2,421	2,410
5.5% 12/15/16	3,158	3,512
6.625% 10/1/17	3,709	4,288
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,548
3.15% 5/15/23	7,757	6,853
4.5% 4/18/22	1,473	1,469
Mid-America Apartments LP 4.3% 10/15/23	1,200	1,182
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,016
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	6,741	7,078
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,329
Regency Centers LP 5.25% 8/1/15	2,315	2,468
Tanger Properties LP:
3.875% 12/1/23	2,574	2,520
6.125% 6/1/20	4,725	5,487
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,326
4% 4/30/19	2,018	2,140
		107,977
TOTAL FINANCIALS		811,909
HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.375% 5/15/43	$ 1,536	$ 1,562
5.65% 6/15/42	3,922	4,108
		14,795
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	721	716
2.75% 11/15/22	2,908	2,697
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,535
4.75% 11/15/21	5,135	5,466
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,689
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	804
2.875% 3/15/23	8,722	8,193
WellPoint, Inc. 3.3% 1/15/23	9,384	8,879
		38,979
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,228
2.9% 11/6/22	6,340	5,971
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,737
Zoetis, Inc. 3.25% 2/1/23	2,627	2,473
		16,409
TOTAL HEALTH CARE		70,183
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,077
6.795% 2/2/20	205	210
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,721
8.36% 1/20/19	6,080	6,719
		9,727
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 2,984	$ 3,271
TOTAL INDUSTRIALS		12,998
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,194
6.55% 10/1/17	2,421	2,792
		3,986
MATERIALS - 1.0%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,788
4.25% 11/15/20	2,512	2,691
		7,479
Metals & Mining - 0.9%
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,471
4.1% 5/1/23	33,072	29,816
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	5,087	5,020
4.5% 8/13/23 (f)	8,000	8,066
5.625% 10/18/43 (f)	4,160	4,050
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,143
		53,566
TOTAL MATERIALS		61,045
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
4.35% 6/15/45	9,588	7,930
5.35% 9/1/40	3,156	3,050
5.55% 8/15/41	43,181	42,923
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	263
CenturyLink, Inc.:
5.15% 6/15/17	528	565
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6% 4/1/17	$ 1,320	$ 1,442
6.15% 9/15/19	3,260	3,431
Embarq Corp.:
7.082% 6/1/16	4,231	4,737
7.995% 6/1/36	11,427	11,622
Verizon Communications, Inc.:
3.85% 11/1/42	2,014	1,612
6.1% 4/15/18	6,019	6,994
6.55% 9/15/43	72,080	82,031
		166,600
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,097
3.125% 7/16/22	3,499	3,256
		10,353
TOTAL TELECOMMUNICATION SERVICES		176,953
UTILITIES - 2.9%
Electric Utilities - 1.7%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,810
2.95% 12/15/22	2,683	2,508
Duke Capital LLC 5.668% 8/15/14	6,310	6,525
Duke Energy Corp. 3.95% 10/15/23	897	905
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,443	3,827
6.4% 9/15/20 (f)	9,167	10,467
Edison International 3.75% 9/15/17	3,716	3,944
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,495
4.25% 3/15/23	9,775	9,104
7.375% 11/15/31	13,585	14,370
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,721
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,318
Monongahela Power Co.:
4.1% 4/15/24 (f)	2,119	2,119
5.4% 12/15/43 (f)	3,222	3,250
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.45% 5/1/18	$ 1,747	$ 1,711
2.8% 5/1/23	7,934	7,299
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,527
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,047
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,533
		101,480
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,894	3,287
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,576
		4,863
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,810
6.5% 5/1/18	3,150	3,555
PSEG Power LLC 2.75% 9/15/16	1,192	1,240
		7,605
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5481% 9/30/66 (j)	10,147	9,449
7.5% 6/30/66 (j)	3,654	3,923
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,164
5.25% 2/15/43	5,352	5,106
5.4% 7/15/14	1,393	1,433
5.45% 9/15/20	1,461	1,632
5.8% 2/1/42	2,709	2,723
5.95% 6/15/41	4,935	5,180
6.4% 3/15/18	4,529	5,270
Sempra Energy:
2.3% 4/1/17	5,159	5,288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 7,893	$ 7,310
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,096
		53,574
TOTAL UTILITIES		167,522
TOTAL NONCONVERTIBLE BONDS (Cost $1,726,540)		1,748,570
U.S. Treasury Obligations - 25.0%

U.S. Treasury Bonds 3.75% 11/15/43 (i)	5,950	5,888
U.S. Treasury Notes:
0.25% 2/28/15	12,600	12,608
0.375% 3/15/15	18,300	18,341
0.625% 5/31/17 (h)	121,550	120,857
0.625% 9/30/17	149,943	148,256
0.625% 11/30/17	421,286	415,197
0.75% 10/31/17	20,725	20,557
0.75% 12/31/17	250,421	247,682
1.25% 10/31/18 (e)	455,788	453,902
1.375% 9/30/18 (i)	24,847	24,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,465,076)		1,468,213
U.S. Government Agency - Mortgage Securities - 6.4%

Fannie Mae - 3.0%
2.303% 6/1/36 (j)	126	134
2.5% 6/1/28	532	532
2.643% 7/1/37 (j)	236	252
2.7% 2/1/35 (j)	2,014	2,131
3.5% 7/1/42 to 11/1/43	121,859	121,417
4% 6/1/42 to 7/1/42	13,998	14,468
4.5% 12/1/23 to 8/1/41	4,605	4,919
5% 10/1/21 to 9/1/25	1,195	1,280
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/22 to 7/1/41	$ 13,234	$ 14,657
6.5% 7/1/32 to 8/1/36	12,950	14,558
TOTAL FANNIE MAE		174,348
Freddie Mac - 2.1%
2.5% 8/1/28	4,517	4,526
3.064% 10/1/35 (j)	173	184
3.5% 1/1/26 to 6/1/43	74,607	74,294
4% 6/1/24 to 4/1/42	15,868	16,587
4.5% 7/1/25 to 10/1/41	17,259	18,452
5% 9/1/39 to 3/1/41	8,079	8,775
5.5% 11/1/33 to 8/1/38	424	461
6% 7/1/37 to 8/1/37	1,271	1,396
6.5% 9/1/39	1,637	1,818
TOTAL FREDDIE MAC		126,493
Ginnie Mae - 1.3%
3.5% 3/15/42 to 10/20/42	16,150	16,495
3.5% 12/1/43 (g)	100	102
3.5% 12/1/43 (g)	300	307
4% 1/15/25 to 10/15/41	18,606	19,789
4.5% 5/15/39 to 4/15/41	9,052	9,785
5% 10/20/39 to 9/15/41	19,873	21,825
5.5% 12/20/28 to 9/15/38	4,723	5,202
6% 9/20/38	2,598	2,895
TOTAL GINNIE MAE		76,400
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $382,441)		377,241
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (j)	421	373
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (j)	163	151
Series 2005-HE2 Class M2, 0.841% 4/25/35 (j)	3	3
Airspeed Ltd. Series 2007-1A Class C1, 2.6677% 6/15/32 (f)(j)	5,492	3,020
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (j)	$ 38	$ 34
Series 2004-R2 Class M3, 0.991% 4/25/34 (j)	57	35
Series 2005-R2 Class M1, 0.616% 4/25/35 (j)	821	809
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 0.991% 5/25/34 (j)	808	742
Series 2006-W4 Class A2C, 0.326% 5/25/36 (j)	783	251
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(j)	259	221
Class C, 1.268% 7/20/39 (f)(j)	456	18
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (j)	1,140	651
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	8
Series 2004-3 Class M4, 1.621% 4/25/34 (j)	58	44
Series 2004-4 Class M2, 0.961% 6/25/34 (j)	297	260
Series 2004-7 Class AF5, 5.37% 1/25/35	2,250	2,376
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (j)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (j)	231	182
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (j)	10	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.186% 1/25/35 (j)	231	93
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (f)(j)	2,174	1,838
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (f)(j)	47	44
Series 2006-2A:
Class A, 0.3477% 11/15/34 (f)(j)	712	651
Class B, 0.4477% 11/15/34 (f)(j)	258	217
Class C, 0.5477% 11/15/34 (f)(j)	427	357
Class D, 0.9177% 11/15/34 (f)(j)	204	133
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (f)	259	19
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (f)(j)	952	951
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (j)	150	144
Series 2003-3 Class M1, 1.456% 8/25/33 (j)	353	330
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.866% 12/25/33 (j)	$ 21	$ 19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (j)	913	462
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.296% 11/25/36 (j)	913	897
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (j)	221	216
Series 2006-A Class 2C, 1.3976% 3/27/42 (j)	1,605	248
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (j)	320	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (j)	63	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (j)	240	209
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (j)	454	441
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (j)	1,281	1,203
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.041% 9/25/34 (j)	76	50
Series 2005-NC1 Class M1, 0.606% 1/25/35 (j)	253	235
Series 2005-NC2 Class B1, 1.336% 3/25/35 (j)	205	102
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (j)	903	758
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (c)(f)(j)	449	0
Series 2006-1A Class A, 1.568% 3/20/11 (c)(f)(j)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (j)	337	280
Class M4, 1.616% 9/25/34 (j)	433	133
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (j)	687	607
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (j)	41	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	126	125
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (j)	$ 18	$ 17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(j)	1,758	53
TOTAL ASSET-BACKED SECURITIES (Cost $19,194)		20,195
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (j)	476	477
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.348% 12/20/54 (j)	2,694	2,546
Class M1, 0.508% 12/20/54 (j)	710	662
Series 2007-1:
Class 1M1, 0.468% 12/20/54 (j)	894	845
Class 2M1, 0.668% 12/20/54 (j)	1,148	1,070
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (j)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (j)	840	685
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (j)	360	277
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (j)	642	569
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (j)	962	944
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (f)(j)	364	334
Class B6, 3.0185% 7/10/35 (f)(j)	482	439
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (f)(j)	6	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	18	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (j)	121	121
TOTAL PRIVATE SPONSOR		9,331
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.566% 6/25/37 (j)	$ 10,160	$ 10,156
Series 2007-85 Class FL, 0.706% 9/25/37 (j)	3,925	3,947
Series 2007-89 Class FT, 0.736% 9/25/37 (j)	3,016	3,042
Series 2012-110 Class JF, 0.616% 10/25/42 (j)	6,764	6,739
Series 2012-122 Class LF, 0.566% 11/25/42 (j)	32,240	32,070
Series 2012-93 Class FE, 0.566% 9/25/42 (j)	17,936	17,909
Series 2013-44 Class FA, 0.4202% 5/25/43 (j)	22,132	22,082
floater planned amortization class:
Series 2012-111 Class NF, 0.516% 5/25/42 (j)	4,157	4,157
Series 2012-113 Class PF, 0.516% 10/25/40 (j)	10,602	10,615
Series 2012-128:
Class VF, 0.416% 6/25/42 (j)	20,348	20,296
Class YF, 0.466% 6/25/42 (j)	18,971	18,948
floater sequential payer:
Series 2012-101 Class FB, 0.616% 5/25/39 (j)	15,693	15,754
Series 2012-111 Class JF 0.566% 7/25/40 (j)	484	484
Freddie Mac:
floater:
Series 3349 Class FE, 0.6577% 7/15/37 (j)	3,869	3,892
Series 3376 Class FA, 0.7677% 10/15/37 (j)	3,744	3,774
Series 4087 Class FB, 0.6377% 7/15/42 (j)	34,026	33,988
floater planned amortization class Series 4094 Class BF, 0.5677% 8/15/32 (j)	5,853	5,873
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6555% 10/16/40 (j)	5,975	5,980
Series 2012-113 Class FJ, 0.4225% 1/20/42 (j)	7,268	7,260
Series 2012-48 Class FA, 0.5255% 4/16/42 (j)	10,379	10,376
Series 2012-75 Class FA, 0.6225% 6/20/42 (j)	9,826	9,885
Series 2012-76 Class GF 0.4755% 6/16/42 (j)	2,039	2,040
Series 2012-93 Class NF, 0.5725% 7/20/42 (j)	5,991	5,988
floater sequential payer Series 2010-113 Class JF, 0.5725% 3/20/38 (j)	4,831	4,853
TOTAL U.S. GOVERNMENT AGENCY		260,108
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $265,652)		269,439
Commercial Mortgage Securities - 11.1%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (j)(l)	$ 517	$ 15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (j)	550	566
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,165
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,246
Series 2007-4 Class A3, 5.8111% 2/10/51 (j)	669	685
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,529
Series 2006-6 Class E, 5.619% 10/10/45 (f)	633	60
Series 2007-3:
Class A3, 5.5593% 6/10/49 (j)	1,828	1,837
Class A4, 5.5593% 6/10/49 (j)	2,283	2,538
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (f)(j)	35	26
Series 2005-3A:
Class A2, 0.566% 11/25/35 (f)(j)	261	221
Class M1, 0.606% 11/25/35 (f)(j)	70	50
Class M2, 0.656% 11/25/35 (f)(j)	53	37
Class M3, 0.676% 11/25/35 (f)(j)	47	32
Class M4, 0.766% 11/25/35 (f)(j)	59	38
Series 2005-4A:
Class A2, 0.556% 1/25/36 (f)(j)	656	551
Class B1, 1.566% 1/25/36 (f)(j)	71	15
Class M1, 0.616% 1/25/36 (f)(j)	212	118
Class M2, 0.636% 1/25/36 (f)(j)	80	42
Class M3, 0.666% 1/25/36 (f)(j)	116	60
Class M4, 0.776% 1/25/36 (f)(j)	64	31
Class M5, 0.816% 1/25/36 (f)(j)	64	23
Class M6, 0.866% 1/25/36 (f)(j)	68	21
Series 2006-1:
Class A2, 0.526% 4/25/36 (f)(j)	129	106
Class M1, 0.546% 4/25/36 (f)(j)	78	55
Class M2, 0.566% 4/25/36 (f)(j)	82	56
Class M3, 0.586% 4/25/36 (f)(j)	71	46
Class M4, 0.686% 4/25/36 (f)(j)	40	24
Class M5, 0.726% 4/25/36 (f)(j)	39	21
Class M6, 0.806% 4/25/36 (f)(j)	78	35
Series 2006-2A:
Class M1, 0.476% 7/25/36 (f)(j)	119	81
Class M2, 0.496% 7/25/36 (f)(j)	84	54
Class M3, 0.516% 7/25/36 (f)(j)	69	41
Class M4, 0.586% 7/25/36 (f)(j)	80	38
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class M5, 0.636% 7/25/36 (f)(j)	$ 58	$ 25
Series 2006-3A Class M4, 0.596% 10/25/36 (f)(j)	74	11
Series 2006-4A:
Class A2, 0.436% 12/25/36 (f)(j)	2,000	1,466
Class M1, 0.456% 12/25/36 (f)(j)	160	89
Class M2, 0.476% 12/25/36 (f)(j)	107	30
Class M3, 0.506% 12/25/36 (f)(j)	109	23
Series 2007-1 Class A2, 0.436% 3/25/37 (f)(j)	429	295
Series 2007-2A:
Class A1, 0.436% 7/25/37 (f)(j)	1,167	935
Class A2, 0.486% 7/25/37 (f)(j)	1,093	587
Class M1, 0.536% 7/25/37 (f)(j)	373	102
Class M2, 0.576% 7/25/37 (f)(j)	243	42
Class M3, 0.656% 7/25/37 (f)(j)	246	25
Class M4, 0.816% 7/25/37 (f)(j)	408	14
Class M5, 0.916% 7/25/37 (f)(j)	12	0*
Series 2007-3:
Class A2, 0.456% 7/25/37 (f)(j)	400	271
Class M1, 0.476% 7/25/37 (f)(j)	212	100
Class M2, 0.506% 7/25/37 (f)(j)	227	66
Class M3, 0.536% 7/25/37 (f)(j)	365	84
Class M4, 0.666% 7/25/37 (f)(j)	575	117
Class M5, 0.766% 7/25/37 (f)(j)	291	42
Class M6, 0.966% 7/25/37 (f)(j)	132	11
Series 2007-4A:
Class M1, 1.116% 9/25/37 (f)(j)	202	19
Class M2, 1.216% 9/25/37 (f)(j)	202	16
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (f)(j)	489	465
Class E, 0.4677% 3/15/22 (f)(j)	2,030	1,888
Class F, 0.5177% 3/15/22 (f)(j)	1,246	1,134
Class G, 0.5677% 3/15/22 (f)(j)	401	357
Class H, 0.7177% 3/15/22 (f)(j)	489	424
Class J, 0.8677% 3/15/22 (f)(j)	489	413
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (f)(j)(l)	12,947	2
Series 2006-T22 Class A4, 5.5794% 4/12/38 (j)	137	149
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (f)(j)(l)	88,096	520
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(j)(l)	42,747	153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (f)(j)	$ 337	$ 320
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	677	684
Class XCL, 1.1666% 5/15/35 (f)(j)(l)	3,458	50
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3077% 4/15/22 (f)(j)	105	105
Citigroup/DDeutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,087
Class A4, 5.322% 12/11/49	10,254	11,319
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,087
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	205
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	893
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (f)(j)	100	99
Series 2006-F12 Class AJ, 0.2977% 12/15/20 (f)(j)	442	436
Series 2006-C8 Class XP, 0.4664% 12/10/46 (j)(l)	7,935	0*
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6842% 6/15/39 (j)	10,784	11,864
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (j)(l)	5,567	0*
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,108
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (f)(j)	3,907	3,584
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.17% 8/15/36 (j)(l)	108	0*
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (f)(j)(l)	439	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (f)(j)	414	408
Class C:
0.3377% 2/15/22 (f)(j)	1,180	1,145
0.4377% 2/15/22 (f)(j)	421	403
Class F, 0.4877% 2/15/22 (f)(j)	843	804
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (j)(l)	16,911	15
Class B, 5.487% 2/15/40 (f)(j)	1,677	224
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 14,665
Series 2001-1 Class X1, 2.0466% 5/15/33 (f)(j)(l)	508	7
Series 2007-C1 Class XP, 0.1588% 12/10/49 (j)(l)	13,693	10
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (f)(j)	412	407
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,484
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (j)	12,410	13,630
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (f)(j)(l)	20,347	54
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(j)	1,041	1,042
Class D, 2.2018% 3/6/20 (f)(j)	6,868	6,879
Class F, 2.6334% 3/6/20 (f)(j)	107	107
Class G, 2.7903% 3/6/20 (f)(j)	54	54
Class H, 3.3004% 3/6/20 (f)(j)	479	480
Class J, 4.0852% 3/6/20 (f)(j)	686	688
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,300	1,315
Class DFX, 4.6112% 11/5/30 (f)	5,825	5,884
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (f)(j)	469	459
Class C, 0.3777% 11/15/18 (f)(j)	333	324
Class D, 0.3977% 11/15/18 (f)(j)	132	126
Class E, 0.4477% 11/15/18 (f)(j)	190	181
Class F, 0.4977% 11/15/18 (f)(j)	227	216
Class G, 0.5277% 11/15/18 (f)(j)	198	187
Class H, 0.6677% 11/15/18 (f)(j)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	90	90
Class A4, 5.429% 12/12/43	4,540	4,945
Series 2006-LDP9 Class A3, 5.336% 5/15/47	25,526	28,125
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,344
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (j)	22,580	25,295
Series 2007-LD11 Class A4, 5.813% 6/15/49 (j)	97,451	109,529
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (j)	1,150	1,262
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (j)	93	28
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19: - continued
Class C, 5.7062% 2/12/49 (j)	$ 245	$ 49
Class D, 5.7062% 2/12/49 (j)	257	40
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	12
Class ES, 5.6968% 1/15/49 (f)(j)	566	24
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (j)	3,760	4,244
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	595
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (j)(l)	1,875	1
Series 2007-C7:
Class A3, 5.866% 9/15/45	19,918	22,318
Class XCP, 0.2787% 9/15/45 (j)(l)	80,022	251
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (f)(j)	204	204
Class H, 0.5677% 9/15/21 (f)(j)	369	348
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	776	779
Series 2005-LC1 Class F, 5.4211% 1/12/44 (f)(j)	953	842
Series 2007-C1 Class A4, 5.8524% 6/12/50 (j)	4,145	4,635
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,634
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (j)	55	55
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,271
Class ASB, 5.133% 12/12/49 (j)	529	545
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	50,997
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	26,699	29,634
Series 2007-7 Class A4, 5.7367% 6/12/50 (j)	5,132	5,725
Series 2006-4 Class XP, 0.6171% 12/12/49 (j)(l)	17,266	114
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	261
Series 2007-7 Class B, 5.7367% 6/12/50 (j)	1,409	62
Series 2007-8 Class A3, 5.8928% 8/12/49 (j)	944	1,063
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (f)(j)	227	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (f)(j)	$ 629	$ 623
Class D, 0.358% 10/15/20 (f)(j)	422	413
Class E, 0.418% 10/15/20 (f)(j)	528	505
Class F, 0.468% 10/15/20 (f)(j)	397	376
Class G, 0.508% 10/15/20 (f)(j)	491	454
Class H, 0.598% 10/15/20 (f)(j)	309	275
Class J, 0.748% 10/15/20 (f)(j)	179	71
Series 2006-T23 Class A3, 5.8072% 8/12/41 (j)	559	562
Series 2007-HQ12 Class A4, 5.5792% 4/12/49 (j)	5,793	5,934
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	19,062	21,174
Class B, 5.7265% 4/15/49 (j)	269	53
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	68
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (f)(j)	917	903
Class G, 0.5275% 9/15/21 (f)(j)	1,126	1,069
Class J, 0.7675% 9/15/21 (f)(j)	314	267
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (f)(j)	2,710	2,463
Class LXR1, 0.8677% 6/15/20 (f)(j)	168	159
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,261
Series 2007-C31:
Class A4, 5.509% 4/15/47	32,250	35,522
Class A5, 5.5% 4/15/47	7,650	8,520
Series 2007-C32 Class A3, 5.7326% 6/15/49 (j)	45,421	50,717
Series 2007-C33 Class A4, 5.9245% 2/15/51 (j)	31,702	35,115
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,135
Series 2005-C22:
Class B, 5.3794% 12/15/44 (j)	2,428	2,281
Class F, 5.3794% 12/15/44 (f)(j)	1,826	371
Series 2007-C30 Class XP, 0.4773% 12/15/43 (f)(j)(l)	10,437	12
Series 2007-C31 Class C, 5.6705% 4/15/47 (j)	4,515	3,653
Series 2007-C31A Class A2, 5.421% 4/15/47	1,398	1,400
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7326% 6/15/49 (j)	$ 823	$ 319
Class E, 5.7326% 6/15/49 (j)	1,297	412
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $630,407)		651,046
Municipal Securities - 1.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,869
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,303
7.3% 10/1/39	9,330	12,088
7.5% 4/1/34	6,270	8,163
7.6% 11/1/40	14,085	19,193
7.625% 3/1/40	2,175	2,934
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,668
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	29,910	27,297
Series 2010-1, 6.63% 2/1/35	3,440	3,541
Series 2010-3:
6.725% 4/1/35	5,880	6,111
7.35% 7/1/35	1,925	2,096
Series 2011:
5.665% 3/1/18	2,550	2,787
5.877% 3/1/19	5,530	5,992
TOTAL MUNICIPAL SECURITIES (Cost $97,614)		95,042
Foreign Government and Government Agency Obligations - 0.6%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,150	6,181
5.75% 9/26/23 (f)	5,628	5,628
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,443
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States:
4% 10/2/23	$ 13,644	$ 13,521
4.75% 3/8/44	6,724	5,890
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,464)		36,663
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $965)	949	992
Fixed-Income Funds - 19.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,184,761	870,695
Fidelity Specialized High Income Central Fund (k)	2,727,420	288,616
TOTAL FIXED-INCOME FUNDS (Cost $1,135,113)		1,159,311
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.10% (a) (Cost $50,595)	50,595,384	50,595
Cash Equivalents - 6.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $358,824)	$ 358,826	358,824
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $6,170,885)		6,236,131
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(357,472)
NET ASSETS - 100%		$ 5,878,659
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Freddie Mac
4.5% 12/1/43 (Proceeds $12,702)	$ (11,300)	$ (12,039)

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (65)	$ (342)	$ (407)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(35)	(252)	(287)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	62	(569)	(507)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	62	(488)	(426)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(346)	48	(298)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(346)	127	(219)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(59)	(107)	(166)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(41)	(167)	(208)
TOTAL BUY PROTECTION						(768)	(1,750)	(2,518)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,066	(1,009)	0	(1,009)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,898	(2,741)	0	(2,741)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	649	(614)	0	(614)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,168	(2,050)	0	(2,050)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,182	(1,118)	0	(1,118)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,936	(1,831)	0	(1,831)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	$ 50	$ (11)	$ 0	$ (11)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(215)	0	(215)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	434	(110)	0	(110)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	558	(342)	0	(342)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	422	(147)	0	(147)
TOTAL SELL PROTECTION						(10,188)	0	(10,188)
TOTAL CREDIT DEFAULT SWAPS						$ (10,956)	$ (1,750)	$ (12,706)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $232,489,000 or 4.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $13,371,000.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $30,812,000.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$358,824,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 57,532
Mizuho Securities USA, Inc.	278,279
RBS Securities, Inc.	23,013
$ 358,824
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Mortgage Backed Securities Central Fund	5,398
Fidelity Specialized High Income Central Fund	3,954
Total	$ 9,386
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 5,398	$ 60,063	$ 870,695	8.6%
Fidelity Specialized High Income Central Fund	278,779	3,954	-	288,616	69.5%
Total	$ 1,194,433	$ 9,352	$ 60,063	$ 1,159,311
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,748,570	$ -	$ 1,748,570	$ -
U.S. Government and Government Agency Obligations	1,468,213	-	1,468,213	-
U.S. Government Agency - Mortgage Securities	377,241	-	377,241	-
Asset-Backed Securities	20,195	-	15,902	4,293
Collateralized Mortgage Obligations	269,439	-	268,666	773
Commercial Mortgage Securities	651,046	-	649,918	1,128
Municipal Securities	95,042	-	95,042	-
Foreign Government and Government Agency Obligations	36,663	-	36,663	-
Bank Notes	992	-	992	-
Fixed-Income Funds	1,159,311	1,159,311	-	-
Money Market Funds	50,595	50,595	-	-
Cash Equivalents	358,824	-	358,824	-
Total Investments in Securities:	$ 6,236,131	$ 1,209,906	$ 5,020,031	$ 6,194
Derivative Instruments:
Assets
Swaps	$ 124	$ -	$ 124	$ -
Liabilities
Swaps	$ (11,080)	$ -	$ (11,080)	$ -
Total Derivative Instruments:	$ (10,956)	$ -	$ (10,956)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (12,039)	$ -	$ (12,039)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $6,201,393,000. Net unrealized appreciation aggregated $34,738,000, of which $145,341,000 related to appreciated investment securities and $110,603,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2013

1.813081.109

IBF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 8,000	$ 8,034
1.3% 7/31/15 (d)	8,485	8,539
1.45% 8/1/16 (d)	2,380	2,400
1.65% 4/10/15 (d)	4,140	4,181
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	4,220	4,217
1.625% 3/22/15 (d)	8,100	8,205
2.375% 3/22/17 (d)	3,940	4,056
		39,632
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 3.85% 10/1/23	5,000	5,031
Household Durables - 0.2%
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,253
Media - 2.4%
Comcast Corp.:
4.95% 6/15/16	2,432	2,673
5.15% 3/1/20	4,685	5,285
5.7% 5/15/18	355	413
COX Communications, Inc. 5.5% 10/1/15	1,342	1,445
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,606
4.75% 10/1/14	9,282	9,593
5.875% 10/1/19	287	328
Discovery Communications LLC:
3.25% 4/1/23	563	528
3.7% 6/1/15	5,906	6,164
5.05% 6/1/20	2,181	2,417
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,684
News America, Inc.:
5.3% 12/15/14	968	1,015
6.9% 3/1/19	5,426	6,596
Thomson Reuters Corp.:
0.875% 5/23/16	1,880	1,883
1.3% 2/23/17	1,132	1,133
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,732
6.75% 7/1/18	7,189	8,101
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 204	$ 212
4.875% 3/15/20	5,060	5,578
5.875% 11/15/16	5,025	5,698
Viacom, Inc.:
3.5% 4/1/17	3,145	3,329
6.125% 10/5/17	3,071	3,529
		82,942
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	7,357
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,222
Home Depot, Inc. 4.4% 4/1/21	4,240	4,645
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,279
		13,146
TOTAL CONSUMER DISCRETIONARY		153,361
CONSUMER STAPLES - 2.9%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,100	4,113
Beam, Inc.:
1.75% 6/15/18	1,481	1,461
1.875% 5/15/17	4,861	4,883
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,800	4,044
Heineken NV:
1.4% 10/1/17 (d)	2,092	2,072
2.75% 4/1/23 (d)	2,186	1,991
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,104
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	3,580	3,610
2.45% 1/15/17 (d)	8,430	8,697
		37,975
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,576
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.:
1.8% 9/15/17	$ 1,743	$ 1,752
3.1% 9/15/22	2,519	2,370
		8,698
Food Products - 0.7%
Cargill, Inc.:
3.25% 11/15/21 (d)	4,000	3,912
6% 11/27/17 (d)	781	903
ConAgra Foods, Inc.:
1.9% 1/25/18	1,466	1,458
3.2% 1/25/23	1,704	1,593
General Mills, Inc. 5.2% 3/17/15	3,350	3,547
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,258
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,054
6.5% 8/11/17	1,168	1,379
William Wrigley Jr. Co. 2% 10/20/17 (d)	2,937	2,956
		25,060
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,100	3,777
9.7% 11/10/18	3,287	4,379
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,406
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,677
3.25% 11/1/22	2,145	1,992
6.75% 6/15/17	3,818	4,435
		26,666
TOTAL CONSUMER STAPLES		98,399
ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.6% 4/30/15	3,136	3,157
DCP Midstream LLC 5.35% 3/15/20 (d)	4,118	4,356
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,879
Halliburton Co. 6.15% 9/15/19	2,601	3,144
Nabors Industries, Inc. 2.35% 9/15/16 (d)	1,770	1,795
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. 1.35% 12/1/17	$ 4,120	$ 4,089
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,764
Petrofac Ltd. 3.4% 10/10/18 (d)	4,400	4,455
		28,639
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	420
6.375% 9/15/17	3,957	4,618
Apache Corp. 1.75% 4/15/17	1,146	1,160
BG Energy Capital PLC 2.875% 10/15/16 (d)	4,300	4,504
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,920
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,938
3.875% 3/15/23	3,530	3,290
Duke Energy Field Services 5.375% 10/15/15 (d)	1,581	1,690
El Paso Natural Gas Co. 5.95% 4/15/17	178	200
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,388
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	3,818
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,150
4.05% 2/15/22	4,350	4,419
5.6% 10/15/14	2,531	2,639
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	170	192
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,636	1,641
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,208
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	6,841	6,974
Nexen, Inc. 5.2% 3/10/15	1,177	1,233
Petro-Canada 6.05% 5/15/18	1,874	2,194
Petrobras Global Finance BV 4.375% 5/20/23	4,400	4,003
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,304
5.75% 1/20/20	5,269	5,478
7.875% 3/15/19	4,229	4,891
Petroleos Mexicanos:
3.5% 1/30/23	3,205	2,920
4.875% 1/24/22	4,300	4,386
6% 3/5/20	495	548
Phillips 66 Co. 2.95% 5/1/17	8,400	8,778
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,691
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 6,268	$ 7,152
Schlumberger Investment SA:
1.25% 8/1/17 (d)	6,000	5,929
3.65% 12/1/23	3,500	3,513
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,816	5,969
Spectra Energy Capital, LLC 5.65% 3/1/20	237	259
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,543
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,367
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	4,406	4,450
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,927
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,525
5.375% 6/1/21	4,300	4,623
		147,852
TOTAL ENERGY		176,491
FINANCIALS - 25.1%
Capital Markets - 3.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,903
BlackRock, Inc. 4.25% 5/24/21	3,460	3,714
Goldman Sachs Group, Inc.:
1.6% 11/23/15	4,120	4,171
2.375% 1/22/18	4,020	4,059
3.3% 5/3/15	4,160	4,299
3.7% 8/1/15	5,015	5,240
5.25% 7/27/21	5,000	5,501
5.95% 1/18/18	10,163	11,654
6.15% 4/1/18	3,044	3,523
HSBC Bank PLC 1.5% 5/15/18 (d)	3,890	3,828
JPMorgan Chase & Co. 1.1% 10/15/15	4,110	4,126
Lazard Group LLC:
4.25% 11/14/20	1,723	1,722
6.85% 6/15/17	4,983	5,648
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,634
6.875% 4/25/18	5,859	6,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.75% 2/25/16	$ 3,418	$ 3,467
2.125% 4/25/18	3,910	3,905
4% 7/24/15	497	521
4.1% 1/26/15	8,840	9,163
5.45% 1/9/17	1,019	1,137
5.625% 9/23/19	933	1,071
5.75% 1/25/21	4,378	4,989
5.95% 12/28/17	2,475	2,856
6% 4/28/15	1,087	1,161
6.625% 4/1/18	653	770
7.3% 5/13/19	3,668	4,498
State Street Corp.:
3.1% 5/15/23	4,200	3,917
3.7% 11/20/23	2,190	2,184
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,910
		117,566
Commercial Banks - 7.4%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	3,890	3,818
1.875% 10/6/17	4,100	4,140
Bank of America NA 5.3% 3/15/17	1,267	1,412
Bank of Montreal 2.5% 1/11/17	4,210	4,367
Bank of Nova Scotia 1.375% 12/18/17	6,161	6,100
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	4,760	4,705
BB&T Corp. 3.95% 3/22/22	6,235	6,230
Comerica, Inc. 3% 9/16/15	15	16
Credit Suisse 6% 2/15/18	9,794	11,305
Discover Bank 2% 2/21/18	8,400	8,347
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,242
3.625% 1/25/16	2,439	2,572
4.5% 6/1/18	440	477
Fifth Third Bank 1.45% 2/28/18	4,000	3,931
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,947
HBOS PLC 6.75% 5/21/18 (d)	3,004	3,399
HSBC Holdings PLC:
4% 3/30/22	3,778	3,891
5.1% 4/5/21	4,270	4,743
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,204	$ 1,424
JPMorgan Chase Bank 6% 10/1/17	12,071	13,947
KeyBank NA 1.65% 2/1/18	2,625	2,609
KeyCorp.:
2.3% 12/13/18	5,120	5,140
5.1% 3/24/21	4,303	4,752
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,761
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	7,500	7,396
Nordea Bank AB 0.875% 5/13/16 (d)	5,850	5,874
PNC Bank NA 2.7% 11/1/22	10,621	9,759
PNC Funding Corp. 3.625% 2/8/15	2,676	2,770
Rabobank (Netherlands) NV 3.95% 11/9/22	8,367	8,103
Regions Bank:
6.45% 6/26/37	514	537
7.5% 5/15/18	6,078	7,248
Regions Financial Corp.:
2% 5/15/18	3,910	3,845
5.75% 6/15/15	31	33
7.75% 11/10/14	48	51
Royal Bank of Canada 1.5% 1/16/18	8,080	8,004
Royal Bank of Scotland Group PLC 2.55% 9/18/15	13,895	14,234
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	6,150	6,187
SunTrust Bank 2.75% 5/1/23	4,300	3,913
SunTrust Banks, Inc. 3.5% 1/20/17	9,273	9,832
The Toronto Dominion Bank:
2.375% 10/19/16	8,600	8,961
2.625% 9/10/18	5,842	6,040
Union Bank NA:
2.125% 6/16/17	4,300	4,357
3% 6/6/16	3,500	3,673
Wachovia Bank NA 6% 11/15/17	5,655	6,578
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,124
3.5% 3/8/22	4,300	4,349
4.48% 1/16/24 (d)	4,987	4,954
Westpac Banking Corp. 2% 8/14/17	7,300	7,453
		251,605
Consumer Finance - 3.6%
American Express Credit Corp.:
0.875% 11/13/15	4,110	4,122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
1.3% 7/29/16	$ 3,620	$ 3,654
2.75% 9/15/15	5,038	5,224
2.8% 9/19/16	3,852	4,045
American Honda Finance Corp. 1.5% 9/11/17 (d)	4,100	4,081
Capital One Financial Corp. 3.15% 7/15/16	4,360	4,569
Discover Financial Services:
3.85% 11/21/22	196	188
5.2% 4/27/22	710	747
6.45% 6/12/17	2,977	3,389
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,052
2.75% 5/15/15	6,250	6,421
3% 6/12/17	10,250	10,715
4.25% 9/20/22	4,080	4,133
General Electric Capital Corp.:
1% 1/8/16	4,796	4,823
1.5% 7/12/16	10,000	10,161
1.6% 11/20/17	11,000	11,069
1.625% 4/2/18	6,030	6,029
2.25% 11/9/15	6,196	6,386
2.9% 1/9/17	4,220	4,427
2.95% 5/9/16	1,773	1,860
3.35% 10/17/16	4,270	4,557
6.375% 11/15/67 (g)	5,670	6,152
HSBC U.S.A., Inc.:
1.625% 1/16/18	3,579	3,564
2.375% 2/13/15	3,402	3,477
2.625% 9/24/18	1,804	1,859
Hyundai Capital America:
2.125% 10/2/17 (d)	1,463	1,469
2.875% 8/9/18 (d)	1,665	1,691
		122,864
Diversified Financial Services - 3.3%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,604
Bank of America Corp.:
1.5% 10/9/15	5,000	5,050
2% 1/11/18	3,000	3,010
2.6% 1/15/19	4,202	4,247
3.875% 3/22/17	326	350
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
4.5% 4/1/15	$ 5,130	$ 5,379
5.75% 12/1/17	6,840	7,834
5.875% 1/5/21	5,905	6,782
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,446
3.2% 3/11/16	4,270	4,504
3.245% 5/6/22	4,160	4,077
Citigroup, Inc.:
1.25% 1/15/16	8,110	8,147
1.3% 4/1/16	6,000	6,029
1.7% 7/25/16	1,000	1,013
1.75% 5/1/18	6,000	5,945
3.953% 6/15/16	9,750	10,422
6.125% 5/15/18	100	117
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	2,383	2,433
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,517
3.4% 6/24/15	17,366	18,055
4.5% 1/24/22	4,210	4,469
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	1,271	1,238
TECO Finance, Inc.:
4% 3/15/16	1,147	1,221
5.15% 3/15/20	1,709	1,883
		112,772
Insurance - 2.9%
American International Group, Inc.:
3% 3/20/15	7,070	7,280
4.25% 9/15/14	6,250	6,428
4.875% 6/1/22	4,038	4,375
Aon Corp.:
3.5% 9/30/15	6,239	6,532
5% 9/30/20	4,000	4,415
Aon PLC 4% 11/27/23	3,380	3,382
Assurant, Inc. 5.625% 2/15/14	2,474	2,497
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	647
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,061
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	1,929	1,987
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 1,889	$ 2,085
5.375% 3/15/17	149	166
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,280	4,557
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,604
4.8% 7/15/21	2,565	2,768
MetLife, Inc.:
1.756% 12/15/17 (c)	1,752	1,753
4.125% 8/13/42	2,400	2,121
5% 6/15/15	1,285	1,369
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	9,444	9,330
2.5% 9/29/15 (d)	3,000	3,098
Pacific LifeCorp 6% 2/10/20 (d)	2,213	2,487
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,245
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,640	7,110
Unum Group:
5.625% 9/15/20	5,021	5,592
7.125% 9/30/16	4,802	5,489
		99,378
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,280
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,615
Boston Properties, Inc. 3.85% 2/1/23	3,900	3,858
BRE Properties, Inc. 5.5% 3/15/17	508	563
Camden Property Trust:
4.25% 1/15/24 (e)	2,807	2,838
5.375% 12/15/13	2,244	2,247
DDR Corp. 4.625% 7/15/22	1,318	1,363
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,175
7.5% 4/1/17	2,748	3,228
Duke Realty LP:
3.625% 4/15/23	1,976	1,843
3.875% 10/15/22	3,009	2,885
5.4% 8/15/14	2,777	2,862
6.75% 3/15/20	291	338
8.25% 8/15/19	57	71
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 8,200	$ 7,727
6% 9/15/17	3,451	3,906
6.25% 1/15/17	545	613
Equity Residential 5.125% 3/15/16	3,150	3,439
Federal Realty Investment Trust:
5.9% 4/1/20	42	48
6.2% 1/15/17	685	776
HCP, Inc. 4.25% 11/15/23	5,100	5,079
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,648
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,598
6.25% 6/15/17	1,361	1,460
6.65% 1/15/18	792	864
UDR, Inc. 5.5% 4/1/14	4,753	4,823
Washington REIT 5.25% 1/15/14	248	249
		59,396
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	8,587	9,014
6.125% 4/15/20	1,521	1,688
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	3,910
5.7% 5/1/17	2,338	2,594
ERP Operating LP:
4.625% 12/15/21	3,194	3,412
4.75% 7/15/20	2,996	3,260
5.375% 8/1/16	1,323	1,469
5.75% 6/15/17	5,803	6,554
Liberty Property LP:
4.125% 6/15/22	1,971	1,962
4.75% 10/1/20	7,111	7,526
5.125% 3/2/15	1,250	1,310
5.5% 12/15/16	1,941	2,158
6.625% 10/1/17	2,744	3,172
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,870
4.5% 4/18/22	1,234	1,230
7.75% 8/15/19	539	657
Mid-America Apartments LP 4.3% 10/15/23	696	685
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 2,705	$ 2,522
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,411	1,481
5.7% 4/15/17 (d)	2,195	2,399
Regency Centers LP:
4.95% 4/15/14	675	685
5.25% 8/1/15	3,106	3,311
5.875% 6/15/17	1,727	1,939
Simon Property Group LP:
2.15% 9/15/17	6,685	6,848
2.8% 1/30/17	972	1,014
4.2% 2/1/15	1,570	1,621
Tanger Properties LP:
6.125% 6/1/20	4,208	4,887
6.15% 11/15/15	4,191	4,622
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,564
		87,364
TOTAL FINANCIALS		850,945
HEALTH CARE - 2.1%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,731
Celgene Corp. 2.45% 10/15/15	472	487
		4,218
Health Care Providers & Services - 1.3%
Aetna, Inc.:
1.5% 11/15/17	506	502
2.75% 11/15/22	2,041	1,893
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,191
6.3% 8/15/14	3,995	4,150
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,094
McKesson Corp. 0.95% 12/4/15	788	788
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,469
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	839
2.75% 2/15/23	684	636
3.875% 10/15/20	5,296	5,618
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 1,174	$ 1,185
1.875% 1/15/18	2,129	2,120
3.125% 5/15/22	4,290	4,061
4.35% 8/15/20	5,502	5,856
		42,402
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	6,991	7,045
2.9% 11/6/22	4,110	3,871
Mylan, Inc. 1.35% 11/29/16	1,108	1,110
Perrigo Co. 1.3% 11/8/16 (d)	911	912
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,128
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,373	1,370
Zoetis, Inc.:
1.875% 2/1/18	637	635
3.25% 2/1/23	1,553	1,462
		23,533
TOTAL HEALTH CARE		70,153
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	440	449
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,183	2,314
6.795% 2/2/20	95	97
6.9% 7/2/19	791	848
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,490	1,557
8.36% 1/20/19	1,213	1,340
		6,156
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,671
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,282
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6% 10/15/17	$ 3,234	$ 3,746
General Electric Co. 2.7% 10/9/22	3,340	3,175
		11,203
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	7,759
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,247
TOTAL INDUSTRIALS		35,485
INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.5%
Apple, Inc. 1% 5/3/18	11,730	11,423
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,358
		15,781
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,188
2.375% 12/17/18	685	685
6.55% 10/1/17	2,606	3,005
		5,878
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	1,824	1,871
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	14,696
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,332
TOTAL INFORMATION TECHNOLOGY		45,558
MATERIALS - 1.2%
Chemicals - 0.4%
Ecolab, Inc. 1.45% 12/8/17	2,207	2,178
Sherwin-Williams Co. 1.35% 12/15/17	4,110	4,063
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,180
The Mosaic Co. 4.25% 11/15/23	5,095	5,070
		15,491
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	$ 2,372	$ 2,672
Metals & Mining - 0.7%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	3,434	3,535
9.375% 4/8/19 (d)	3,822	4,865
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	4,300	4,243
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	6,630	6,622
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,370
		22,635
TOTAL MATERIALS		40,798
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 1.4% 12/1/17	4,110	4,047
British Telecommunications PLC 1.625% 6/28/16	2,146	2,175
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,063
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	6,407	6,701
France Telecom SA 2.125% 9/16/15	1,491	1,519
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,964
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,021
2% 11/1/16	8,797	9,007
3% 4/1/16	4,379	4,575
5.15% 9/15/23	4,000	4,269
		49,341
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16	4,330	4,451
3.125% 7/16/22	2,818	2,622
3.625% 3/30/15	5,062	5,217
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,542
Vodafone Group PLC 1.5% 2/19/18	4,000	3,931
		19,763
TOTAL TELECOMMUNICATION SERVICES		69,104
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 4.3%
Electric Utilities - 2.7%
AmerenUE 6.4% 6/15/17	$ 3,867	$ 4,489
American Electric Power Co., Inc. 1.65% 12/15/17	5,545	5,498
Commonwealth Edison Co. 4% 8/1/20	4,400	4,680
Duke Capital LLC 5.668% 8/15/14	2,661	2,752
Duke Energy Corp. 1.625% 8/15/17	2,069	2,080
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	369	421
Edison International 3.75% 9/15/17	2,938	3,118
Exelon Corp. 4.9% 6/15/15	3,038	3,211
FirstEnergy Corp. 4.25% 3/15/23	4,000	3,725
FirstEnergy Solutions Corp. 6.05% 8/15/21	4,294	4,595
Hydro-Quebec 2% 6/30/16	16,000	16,518
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,362
3.75% 11/15/20	19	19
Nevada Power Co.:
6.5% 5/15/18	6,784	8,081
6.5% 8/1/18	2,033	2,439
Northeast Utilities:
1.45% 5/1/18	1,030	1,009
2.8% 5/1/23	4,679	4,304
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	647
3.25% 6/15/23	3,750	3,575
Pennsylvania Electric Co. 6.05% 9/1/17	844	948
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,198
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,271
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,272
Tampa Electric Co. 5.4% 5/15/21	1,635	1,853
Wisconsin Electric Power Co. 2.95% 9/15/21	768	759
		90,824
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,372
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,039	1,081
Multi-Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	455	524
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,066
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.5481% 9/30/66 (g)	$ 4,542	$ 4,230
7.5% 6/30/66 (g)	4,221	4,532
MidAmerican Energy Holdings, Co. 2% 11/15/18 (d)	3,752	3,754
National Grid PLC 6.3% 8/1/16	1,843	2,086
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,154
5.25% 9/15/17	2,656	2,953
5.4% 7/15/14	1,743	1,793
5.45% 9/15/20	313	350
6.4% 3/15/18	1,717	1,998
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,618
Sempra Energy:
2.3% 4/1/17	9,715	9,957
2.875% 10/1/22	1,677	1,553
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,383	3,463
		51,031
TOTAL UTILITIES		144,308
TOTAL NONCONVERTIBLE BONDS (Cost $1,607,754)		1,684,602
U.S. Government and Government Agency Obligations - 27.0%

U.S. Government Agency Obligations - 4.1%
Fannie Mae:
0.625% 8/26/16	25,402	25,452
0.875% 2/8/18	4,439	4,377
1.625% 11/27/18	28,799	28,920
1.875% 9/18/18	42,971	43,755
Freddie Mac:
0.75% 1/12/18	6,976	6,846
1% 9/29/17	28,881	28,813
1.25% 5/12/17	1,496	1,518
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		139,681
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 22.7%
U.S. Treasury Notes:
0.25% 10/31/15	$ 9,887	$ 9,884
0.625% 10/15/16	896	899
0.75% 6/30/17	72,105	71,947
0.875% 11/30/16	46,324	46,733
0.875% 1/31/17	3,767	3,794
0.875% 4/30/17 (f)	89,450	89,841
0.875% 1/31/18	22,749	22,580
0.875% 7/31/19	132,125	126,582
1% 3/31/17	27,851	28,110
1% 5/31/18	45,352	44,984
1.875% 9/30/17	79,890	82,736
2% 9/30/20	167,626	167,174
2% 2/15/23	75,704	71,777
TOTAL U.S. TREASURY OBLIGATIONS		767,041
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,132
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $919,605)		912,854
U.S. Government Agency - Mortgage Securities - 3.3%

Fannie Mae - 1.6%
1.89% 2/1/33 (g)	129	134
1.91% 12/1/34 (g)	145	151
1.932% 10/1/33 (g)	196	203
1.949% 7/1/35 (g)	53	55
1.962% 10/1/33 (g)	76	79
1.965% 3/1/35 (g)	119	125
2.048% 10/1/35 (g)	129	136
2.05% 3/1/35 (g)	22	23
2.23% 7/1/34 (g)	82	85
2.303% 6/1/36 (g)	145	154
2.332% 3/1/35 (g)	81	86
2.366% 12/1/33 (g)	4,213	4,421
2.377% 7/1/35 (g)	492	520
2.422% 10/1/33 (g)	179	187
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.536% 6/1/42 (g)	$ 610	$ 630
2.542% 11/1/36 (g)	953	1,017
2.597% 5/1/35 (g)	343	365
2.604% 7/1/35 (g)	252	268
2.615% 4/1/35 (g)	2,428	2,580
2.643% 7/1/37 (g)	207	221
2.702% 9/1/36 (g)	1,479	1,577
2.949% 11/1/40 (g)	398	419
2.959% 9/1/41 (g)	457	480
3.093% 10/1/41 (g)	222	234
3.196% 1/1/40 (g)	1,750	1,852
3.227% 7/1/41 (g)	709	746
3.348% 10/1/41 (g)	402	426
3.495% 3/1/40 (g)	1,273	1,339
3.5% 1/1/26	2,534	2,679
3.551% 7/1/41 (g)	765	813
3.558% 12/1/39 (g)	438	462
3.599% 3/1/40 (g)	1,695	1,790
4% 7/1/18	1,424	1,516
4.5% 6/1/19 to 7/1/20	1,611	1,713
5.5% 9/1/17 to 6/1/36	17,699	19,201
6.5% 3/1/14 to 8/1/36	5,202	5,833
7% 7/1/25 to 2/1/32	18	21
7.5% 11/1/22 to 8/1/29	249	290
TOTAL FANNIE MAE		52,831
Freddie Mac - 1.3%
2.08% 4/1/35 (g)	1,443	1,511
2.184% 3/1/36 (g)	280	293
2.455% 1/1/35 (g)	70	74
3% 8/1/21	5,203	5,410
3.036% 3/1/33 (g)	15	16
3.064% 10/1/35 (g)	199	212
3.16% 11/1/35 (g)	484	513
3.223% 4/1/41 (g)	444	467
3.242% 9/1/41 (g)	420	444
3.283% 6/1/41 (g)	554	585
3.466% 5/1/41 (g)	468	497
3.5% 1/1/26	2,346	2,472
3.572% 4/1/40 (g)	1,255	1,326
3.583% 2/1/40 (g)	2,031	2,144
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.6% 4/1/40 (g)	$ 998	$ 1,064
3.63% 6/1/41 (g)	712	758
3.715% 5/1/41 (g)	701	747
4.5% 8/1/18	3,400	3,605
5% 3/1/19	4,639	4,914
5.5% 3/1/34 to 7/1/35	16,490	18,026
7.5% 8/1/14 to 1/1/33	63	75
TOTAL FREDDIE MAC		45,153
Ginnie Mae - 0.4%
4% 6/15/24 to 3/15/26	8,780	9,356
7% 1/15/28 to 11/15/32	2,874	3,410
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	414	449
TOTAL GINNIE MAE		13,220
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,092)		111,204
Asset-Backed Securities - 4.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (g)	299	265
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (g)	265	246
Series 2005-HE2 Class M2, 0.841% 4/25/35 (g)	2	2
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,526
Series 2012-3 Class A2, 1.21% 6/15/17	11,354	11,431
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,024
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,511
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,263
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	65	65
Series 2012-5 Class A3, 0.62% 6/8/17	6,050	6,050
Series 2013-5 Class A3, 0.9% 9/10/18	4,923	4,927
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (g)	27	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.991% 4/25/34 (g)	$ 40	$ 25
Series 2005-R2 Class M1, 0.616% 4/25/35 (g)	584	576
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (g)	22	20
Series 2004-W11 Class M2, 1.216% 11/25/34 (g)	253	229
Series 2004-W7 Class M1, 0.991% 5/25/34 (g)	968	889
Series 2006-W4 Class A2C, 0.326% 5/25/36 (g)	557	178
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (g)	930	871
Series 2006-HE2 Class M1, 0.536% 3/25/36 (g)	26	1
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.291% 2/25/35 (g)	1,896	1,532
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	8,209	8,144
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(g)	138	118
Class C, 1.268% 7/20/39 (d)(g)	243	10
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (g)	812	463
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (d)	3,344	3,345
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.621% 4/25/34 (g)	41	31
Series 2004-4 Class M2, 0.961% 6/25/34 (g)	211	185
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	3,196	3,207
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (g)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (g)	208	164
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,907
Series 2012-4 Class A1, 0.74% 9/15/16	9,410	9,426
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,705
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (g)	427	346
Class M4, 1.186% 1/25/35 (g)	164	66
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (d)(g)	1,457	1,232
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (d)(g)	33	31
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3477% 11/15/34 (d)(g)	$ 932	$ 852
Class B, 0.4477% 11/15/34 (d)(g)	337	284
Class C, 0.5477% 11/15/34 (d)(g)	559	468
Class D, 0.9177% 11/15/34 (d)(g)	213	139
GE Capital Credit Card Master Note Trust Series 2012-5 Class A, 0.95% 6/15/18	8,510	8,533
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (d)	240	17
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (d)(g)	540	540
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (g)	243	233
Series 2003-3 Class M1, 1.456% 8/25/33 (g)	251	234
Series 2003-5 Class A2, 0.866% 12/25/33 (g)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (g)	766	388
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (d)	7,680	7,691
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,825
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (g)	151	8
Series 2007-CH1 Class AV4, 0.296% 11/25/36 (g)	764	751
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (g)	157	154
Series 2006-A Class 2C, 1.3976% 3/27/42 (g)	2,280	352
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (g)	228	6
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	10,650	10,658
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (g)	102	82
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (g)	347	301
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (g)	382	370
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (g)	1,413	1,326
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (g)	26	25
Series 2004-HE7 Class B3, 5.416% 8/25/34 (g)	186	106
Series 2005-NC1 Class M1, 0.606% 1/25/35 (g)	180	167
Series 2005-NC2 Class B1, 1.336% 3/25/35 (g)	146	73
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (g)	$ 642	$ 539
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (b)(d)(g)	405	0
Series 2006-1A Class A, 1.568% 3/20/11 (b)(d)(g)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (g)	240	199
Class M4, 1.616% 9/25/34 (g)	308	95
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (g)	665	544
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (g)	2	2
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	22	22
Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,972
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (g)	470	385
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (g)	488	431
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (g)	37	26
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	204	204
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (g)	168	156
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(g)	1,816	54
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.56% 3/20/20	4,957	4,958
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (d)(g)	806	754
TOTAL ASSET-BACKED SECURITIES (Cost $137,446)		142,989
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.9%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4186% 8/28/47 (d)(g)	678	677
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.268% 12/20/54 (g)	151	139
Series 2006-1A:
Class A5, 0.308% 12/20/54 (d)(g)	6,854	6,772
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class C2, 1.368% 12/20/54 (d)(g)	$ 3,085	$ 2,868
Series 2006-2 Class C1, 1.108% 12/20/54 (g)	2,445	2,225
Series 2006-3 Class C2, 1.168% 12/20/54 (g)	506	463
Series 2006-4:
Class B1, 0.348% 12/20/54 (g)	2,386	2,255
Class C1, 0.928% 12/20/54 (g)	1,459	1,308
Class M1, 0.508% 12/20/54 (g)	629	586
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (g)	1,115	1,006
Class 1M1, 0.468% 12/20/54 (g)	754	713
Class 2C1, 1.028% 12/20/54 (g)	506	457
Class 2M1, 0.668% 12/20/54 (g)	969	903
Series 2007-2 Class 2C1, 1.0275% 12/17/54 (g)	1,341	1,212
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (g)	1,402	1,401
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6921% 1/20/44 (g)	194	192
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (g)	6,249	6,226
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (g)	256	197
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (g)	538	477
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (d)(g)	401	368
Class B6, 3.0185% 7/10/35 (d)(g)	111	101
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (d)(g)	6	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	13	13
TOTAL PRIVATE SPONSOR		30,565
U.S. Government Agency - 2.4%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	4,673	5,014
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	92	97
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	289	303
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	$ 109	$ 111
Series 2010-123 Class DL, 3.5% 11/25/25	1,502	1,564
Series 2010-143 Class B, 3.5% 12/25/25	2,393	2,507
Series 2013-16 Class GP, 3% 3/25/33	20,000	20,788
Series 2013-40 Class PV, 2% 1/25/26	5,973	6,082
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	308	323
Series 2363 Class PF, 6% 9/15/16	368	386
Series 2425 Class JH, 6% 3/15/17	365	385
Series 3820 Class DA, 4% 11/15/35	2,894	3,087
Series 4176 Class BA, 3% 2/15/33	3,961	4,100
Series 3777 Class AC, 3.5% 12/15/25	5,777	6,091
Series 3949 Class MK, 4.5% 10/15/34	2,220	2,392
Series 4181 Class LA, 3% 3/15/37	5,486	5,635
Series 4221-CLS Class GA, 1.4% 7/15/23	10,489	10,480
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-149 Class MF, 0.4225% 12/20/42 (g)	9,603	9,579
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,188	1,206
TOTAL U.S. GOVERNMENT AGENCY		80,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $98,376)		110,695
Commercial Mortgage Securities - 8.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	5,175	5,408
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (g)(i)	455	13
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (g)	606	624
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,475
Series 2007-4 Class A3, 5.8111% 2/10/51 (g)	738	755
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	5,989	6,628
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	66
Series 2007-3 Class A3, 5.5593% 6/10/49 (g)	2,016	2,026
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (d)(g)	$ 7,110	$ 7,110
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (d)(g)	31	23
Series 2005-4A:
Class A2, 0.556% 1/25/36 (d)(g)	467	392
Class B1, 1.566% 1/25/36 (d)(g)	64	14
Class M1, 0.616% 1/25/36 (d)(g)	151	84
Class M2, 0.636% 1/25/36 (d)(g)	72	38
Class M3, 0.666% 1/25/36 (d)(g)	66	34
Class M4, 0.776% 1/25/36 (d)(g)	58	28
Class M5, 0.816% 1/25/36 (d)(g)	58	20
Class M6, 0.866% 1/25/36 (d)(g)	62	18
Series 2006-3A Class M4, 0.596% 10/25/36 (d)(g)	67	10
Series 2007-1 Class A2, 0.436% 3/25/37 (d)(g)	385	264
Series 2007-2A:
Class A1, 0.436% 7/25/37 (d)(g)	370	296
Class A2, 0.486% 7/25/37 (d)(g)	346	186
Class M1, 0.536% 7/25/37 (d)(g)	161	44
Class M2, 0.576% 7/25/37 (d)(g)	88	15
Class M3, 0.656% 7/25/37 (d)(g)	88	9
Class M4, 0.816% 7/25/37 (d)(g)	177	6
Class M5, 0.916% 7/25/37 (d)(g)	5	0*
Series 2007-3:
Class A2, 0.456% 7/25/37 (d)(g)	285	193
Class M1, 0.476% 7/25/37 (d)(g)	97	46
Class M2, 0.506% 7/25/37 (d)(g)	103	30
Class M3, 0.536% 7/25/37 (d)(g)	163	37
Class M4, 0.666% 7/25/37 (d)(g)	193	39
Class M5, 0.766% 7/25/37 (d)(g)	133	19
Class M6, 0.966% 7/25/37 (d)(g)	60	5
Series 2007-4A:
Class M1, 1.116% 9/25/37 (d)(g)	189	18
Class M2, 1.216% 9/25/37 (d)(g)	189	15
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(i)	4,174	292
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (d)(g)	349	332
Class E, 0.4677% 3/15/22 (d)(g)	1,818	1,690
Class F, 0.5177% 3/15/22 (d)(g)	1,115	1,015
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class G, 0.5677% 3/15/22 (d)(g)	$ 376	$ 335
Class H, 0.7177% 3/15/22 (d)(g)	349	303
Class J, 0.8677% 3/15/22 (d)(g)	349	295
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,512	6,071
Series 2006-T22 Class A1A, 5.5794% 4/12/38 (g)	6,207	6,766
Series 2006-PW12 Class A1A, 5.7044% 9/11/38 (g)	4,806	5,283
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (d)(g)(i)	11,390	2
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (d)(g)(i)	77,501	458
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	37,606	135
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (d)(g)	240	228
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,119	6,897
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	746	754
Class XCL, 1.1666% 5/15/35 (d)(g)(i)	3,042	44
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	2,741	2,725
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,198
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (g)	9,315	10,023
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	226
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,348	984
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,594
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (d)(g)	57	56
Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (d)(g)	488	481
sequential payer:
Series 2006-C7 Class A1A, 5.7429% 6/10/46 (g)	4,985	5,459
Series 2006-C8 Class A4, 5.306% 12/10/46	5,130	5,626
Series 2004-LB4A Class A5, 4.84% 10/15/37	18,070	18,332
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
Series 2006-C8 Class XP, 0.4664% 12/10/46 (g)(i)	$ 10,276	$ 0*
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,414	2,681
Series 2007-C3 Class A4, 5.6842% 6/15/39 (g)	477	525
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (g)(i)	7,209	0*
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (d)(g)	4,306	3,950
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	44	44
Series 2001-CK6 Class AX, 1.17% 8/15/36 (g)(i)	95	0*
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (d)(g)(i)	386	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (d)(g)	457	450
Class C:
0.3377% 2/15/22 (d)(g)	840	816
0.4377% 2/15/22 (d)(g)	300	287
Class F, 0.4877% 2/15/22 (d)(g)	600	572
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (g)(i)	14,877	13
Class B, 5.487% 2/15/40 (d)(g)	1,845	247
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (d)(g)	3,190	3,188
Class A2FL, 0.8685% 12/5/31 (d)(g)	4,180	4,156
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	8,140	8,218
Series K707 Class A1, 1.615% 9/25/18	5,252	5,348
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,960
Series 2001-1 Class X1, 2.0466% 5/15/33 (d)(g)(i)	447	6
Series 2006-C1 Class A1A, 5.2804% 3/10/44 (g)	3,321	3,591
Series 2007-C1 Class XP, 0.1588% 12/10/49 (g)(i)	14,109	10
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (d)(g)	454	449
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 7,125	$ 7,879
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (d)(g)(i)	17,900	47
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (d)(g)	5,085	5,090
Class D, 2.2018% 3/6/20 (d)(g)	2,650	2,654
Class F, 2.6334% 3/6/20 (d)(g)	112	112
Class G, 2.7903% 3/6/20 (d)(g)	56	56
Class H, 3.3004% 3/6/20 (d)(g)	44	44
Class J, 4.0852% 3/6/20 (d)(g)	63	63
Series 2006-GG6 Class A1A, 5.556% 4/10/38 (g)	2,994	3,247
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	1,030	1,049
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,154	2,375
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	2,148	2,162
Series 2012-GC6 Class A1, 1.282% 1/10/45	981	986
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	750	759
Class DFX, 4.6112% 11/5/30 (d)	3,351	3,385
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (d)(g)	597	585
Class C, 0.3777% 11/15/18 (d)(g)	424	413
Class D, 0.3977% 11/15/18 (d)(g)	124	118
Class E, 0.4477% 11/15/18 (d)(g)	134	128
Class F, 0.4977% 11/15/18 (d)(g)	201	191
Class G, 0.5277% 11/15/18 (d)(g)	174	165
Class H, 0.6677% 11/15/18 (d)(g)	134	126
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	99	99
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	3,104	3,410
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (g)	2,238	2,257
Class A4, 5.813% 6/15/49 (g)	139	156
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,322	3,679
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (g)	7,041	7,777
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (g)	$ 103	$ 31
Class C, 5.7062% 2/12/49 (g)	270	54
Class D, 5.7062% 2/12/49 (g)	284	45
Series 2007-LDP10 Class ES, 5.6968% 1/15/49 (d)(g)	624	26
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	4,344	4,484
Series 2006-C7 Class A2, 5.3% 11/15/38	623	656
Series 2007-C1 Class A4, 5.424% 2/15/40	156	173
Series 2007-C2 Class A3, 5.43% 2/15/40	483	536
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (g)(i)	1,649	1
Series 2007-C7 Class XCP, 0.2787% 9/15/45 (g)(i)	70,399	221
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (d)(g)	69	69
Class H, 0.5677% 9/15/21 (d)(g)	263	248
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2805% 11/12/37 (g)	1,617	1,726
Series 2005-LC1 Class F, 5.4211% 1/12/44 (d)(g)	1,050	928
Series 2006-C2 Class A1A, 5.739% 8/12/43 (g)	5,102	5,627
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (g)	60	60
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	583	601
Series 2007-5 Class A4, 5.378% 8/12/48	48	53
Series 2007-9 Class A4, 5.7% 9/12/49	315	353
Series 2006-4 Class XP, 0.6171% 12/12/49 (g)(i)	16,293	108
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,207	288
Series 2007-7 Class B, 5.7367% 6/12/50 (g)	105	5
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (d)(g)	161	121
Series 2007-XLFA:
Class A2, 0.268% 10/15/20 (d)(g)	1,399	1,396
Class C, 0.328% 10/15/20 (d)(g)	693	686
Class D, 0.358% 10/15/20 (d)(g)	300	293
Class E, 0.418% 10/15/20 (d)(g)	376	360
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class F, 0.468% 10/15/20 (d)(g)	$ 225	$ 213
Class G, 0.508% 10/15/20 (d)(g)	279	258
Class H, 0.598% 10/15/20 (d)(g)	176	156
Class J, 0.748% 10/15/20 (d)(g)	101	40
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	3,515	3,849
Series 2006-IQ11 Class A1A, 5.6651% 10/15/42 (g)	6,767	7,362
Series 2006-T23 Class A3, 5.8072% 8/12/41 (g)	616	620
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	564	604
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	60
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,540
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (d)(g)	652	643
Class G, 0.5275% 9/15/21 (d)(g)	801	761
Class J, 0.7675% 9/15/21 (d)(g)	178	151
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (d)(g)	2,422	2,201
Class LXR1, 0.8677% 6/15/20 (d)(g)	148	140
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,832	3,127
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,432
Series 2007-C32 Class A3, 5.7326% 6/15/49 (g)	2,049	2,288
Series 2007-C33 Class A5, 5.9245% 2/15/51 (g)	799	906
Series 2005-C22 Class F, 5.3794% 12/15/44 (d)(g)	2,013	409
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	6,113	6,608
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	3,633	3,942
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	3,893	4,288
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	3,110	3,433
Series 2007-C30 Class XP, 0.4773% 12/15/43 (d)(g)(i)	9,182	11
Series 2007-C31 Class C, 5.6705% 4/15/47 (g)	332	269
Series 2007-C31A Class A2, 5.421% 4/15/47	2,286	2,290
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,535
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $263,017)		278,400
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $12,043)	$ 10,620	$ 11,507
Foreign Government and Government Agency Obligations - 1.3%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)	3,268	3,268
Brazilian Federative Republic 4.875% 1/22/21	3,820	4,049
New Brunswick Province 2.75% 6/15/18	8,700	9,131
Ontario Province 1% 7/22/16	21,735	21,915
Russian Federation 3.5% 1/16/19 (d)	4,600	4,692
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $42,390)		43,055
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $2,754)	2,708	2,829
Fixed-Income Funds - 1.1%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $36,352)	364,655	38,588
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.10% (a) (Cost $42,549)	42,548,742	42,549
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,271,378)		3,379,272
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,168
NET ASSETS - 100%		$ 3,385,440
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 401	$ (246)	$ 0	$ (246)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,585,000 or 9.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $740,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Specialized High Income Central Fund	529
Total	$ 534
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 37,273	$ 529	$ -	$ 38,588	9.3%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,684,602	$ -	$ 1,684,602	$ -
U.S. Government and Government Agency Obligations	912,854	-	912,854	-
U.S. Government Agency - Mortgage Securities	111,204	-	111,204	-
Asset-Backed Securities	142,989	-	141,391	1,598
Collateralized Mortgage Obligations	110,695	-	110,226	469
Commercial Mortgage Securities	278,400	-	278,079	321
Municipal Securities	11,507	-	11,507	-
Foreign Government and Government Agency Obligations	43,055	-	43,055	-
Bank Notes	2,829	-	2,829	-
Fixed-Income Funds	38,588	38,588	-	-
Money Market Funds	42,549	42,549	-	-
Total Investments in Securities:	$ 3,379,272	$ 81,137	$ 3,295,747	$ 2,388
Derivative Instruments:
Liabilities
Swaps	$ (246)	$ -	$ (246)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,309,539,000. Net unrealized appreciation aggregated $69,733,000 of which $106,591,000 related to appreciated investment securities and $36,858,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

November 30, 2013

1.813036.109

STP-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.4%
Daimler Finance North America LLC:
0.8434% 1/9/15 (d)(f)	$ 6,730	$ 6,755
1.25% 1/11/16 (d)	10,000	10,043
1.3% 7/31/15 (d)	17,811	17,925
1.45% 8/1/16 (d)	5,906	5,957
1.65% 4/10/15 (d)	8,910	8,997
1.875% 9/15/14 (d)	8,785	8,873
1.95% 3/28/14 (d)	13,316	13,365
2.3% 1/9/15 (d)	8,860	9,001
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	9,133
1.625% 3/22/15 (d)	16,952	17,173
2.375% 3/22/17 (d)	8,440	8,689
		115,911
Media - 1.6%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,317
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	14,926
NBC Universal, Inc.:
2.875% 4/1/16	8,800	9,209
3.65% 4/30/15	15,820	16,511
NBCUniversal Enterprise, Inc. 0.7806% 4/15/16 (d)(f)	20,000	20,112
News America, Inc. 5.3% 12/15/14	9,474	9,934
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,394
1.3% 2/23/17	2,865	2,868
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	19,687
Time Warner, Inc. 3.15% 7/15/15	11,388	11,833
Viacom, Inc. 1.25% 2/27/15	10,835	10,892
Walt Disney Co. 1.1% 12/1/17	7,616	7,555
		131,238
TOTAL CONSUMER DISCRETIONARY		247,149
CONSUMER STAPLES - 3.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,560
Anheuser-Busch InBev Worldwide, Inc. 0.8% 7/15/15	17,658	17,746
Beam, Inc.:
1.75% 6/15/18	3,525	3,478
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Beam, Inc.: - continued
1.875% 5/15/17	$ 10,289	$ 10,336
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,306
Heineken NV:
0.8% 10/1/15 (d)	12,017	12,017
1.4% 10/1/17 (d)	4,476	4,433
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,370
		95,246
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,784
Walgreen Co.:
1% 3/13/15	13,123	13,193
1.8% 9/15/17	5,572	5,601
		28,578
Food Products - 1.0%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,969
General Mills, Inc.:
0.875% 1/29/16	7,655	7,662
1.55% 5/16/14	9,300	9,349
Kellogg Co. 0.4693% 2/13/15 (f)	13,333	13,350
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,836
William Wrigley Jr. Co. 1.4% 10/21/16 (d)	5,283	5,315
		78,481
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,039
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,846
6.75% 6/15/17	11,767	13,669
		44,554
TOTAL CONSUMER STAPLES		246,859
ENERGY - 2.5%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	6,703	6,748
Nabors Industries, Inc. 2.35% 9/15/16 (d)	4,533	4,598
Petrofac Ltd. 3.4% 10/10/18 (d)	15,515	15,711
		27,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.2%
BG Energy Capital PLC 2.875% 10/15/16 (d)	$ 8,959	$ 9,385
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,474
Enbridge, Inc. 0.8984% 10/1/16 (f)	18,000	18,076
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,713
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,492
Petrobras Global Finance BV 2% 5/20/16	23,350	23,245
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,966
3.875% 1/27/16	8,216	8,492
Phillips 66 Co.:
1.95% 3/5/15	18,490	18,790
2.95% 5/1/17	4,000	4,180
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	12,980
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,553
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,275
Total Capital International SA 0.75% 1/25/16	10,823	10,848
TransCanada PipeLines Ltd. 0.9281% 6/30/16 (f)	20,300	20,482
		185,951
TOTAL ENERGY		213,008
FINANCIALS - 24.5%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.:
0.7002% 3/22/16 (f)	14,000	13,937
2.375% 1/22/18	17,090	17,256
3.625% 2/7/16	10,300	10,864
3.7% 8/1/15	13,094	13,681
5.125% 1/15/15	26,483	27,745
HSBC Bank PLC:
1.5% 5/15/18 (d)	8,960	8,816
3.1% 5/24/16 (d)	8,670	9,127
JPMorgan Chase & Co.:
0.8566% 2/26/16 (f)	10,000	10,017
0.9036% 10/15/15 (f)	17,290	17,343
1.1% 10/15/15	8,630	8,665
1.125% 2/26/16	10,000	10,045
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,741
Morgan Stanley:
1.202% 12/19/14 (f)	10,000	10,006
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
1.75% 2/25/16	$ 24,655	$ 25,010
2.875% 1/24/14	8,670	8,700
2.875% 7/28/14	3,146	3,192
4.1% 1/26/15	3,862	4,003
4.2% 11/20/14	7,995	8,266
		211,414
Commercial Banks - 10.3%
ABN AMRO Bank NV 1.0359% 10/28/16 (d)(f)	15,000	15,016
ANZ Banking Group Ltd.:
0.4377% 5/7/15 (d)(f)	10,000	10,009
2.125% 1/10/14 (d)	8,540	8,555
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,043
1.875% 10/6/17	5,000	5,049
Bank of America NA 5.3% 3/15/17	1,941	2,164
Bank of England 0.5% 3/6/15 (d)	28,468	28,563
Bank of Montreal 0.7259% 9/11/15 (f)	19,100	19,168
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,281
1.375% 12/18/17	8,336	8,254
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (d)	18,000	17,964
1.55% 9/9/16 (d)	10,020	10,116
BB&T Corp. 3.2% 3/15/16	5,000	5,253
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,265
Capital One Bank NA 1.15% 11/21/16	5,965	5,970
Commonwealth Bank of Australia 1.95% 3/16/15	8,750	8,916
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7319% 3/18/16 (f)	20,000	20,082
Credit Suisse New York Branch 3.5% 3/23/15	24,000	24,921
Danske Bank A/S 1.2936% 4/14/14 (d)(f)	12,690	12,721
Discover Bank 2% 2/21/18	20,410	20,281
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,060
Fifth Third Bank:
0.6466% 2/26/16 (f)	10,000	10,003
0.9% 2/26/16	20,630	20,573
Huntington National Bank:
1.3% 11/20/16	5,667	5,686
1.35% 8/2/16	4,244	4,267
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 5,786	$ 5,750
5.8% 7/1/14	30,945	31,867
Marshall & Ilsley Bank 5% 1/17/17	686	752
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	25,865	25,506
National Australia Bank Ltd. 1.6% 8/7/15	8,810	8,949
National Bank of Canada 1.5% 6/26/15	11,630	11,794
Nordea Bank AB 0.875% 5/13/16 (d)	13,640	13,696
PNC Bank NA:
0.8% 1/28/16	20,150	20,174
1.15% 11/1/16	9,964	10,022
1.3% 10/3/16	8,950	9,032
PNC Funding Corp. 3.625% 2/8/15	8,119	8,405
Rabobank (Netherlands) NV 2.125% 10/13/15	4,746	4,878
Regions Financial Corp. 2% 5/15/18	8,970	8,820
Royal Bank of Canada:
0.6281% 3/8/16 (f)	8,000	8,014
0.8% 10/30/15	9,985	9,998
0.85% 3/8/16	10,000	9,970
1.45% 9/9/16	7,275	7,382
1.5% 1/16/18	17,080	16,920
2.2% 7/27/18	9,000	9,100
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,463
Sumitomo Mitsui Banking Corp.:
1.45% 7/19/16	18,050	18,221
1.8% 7/18/17	13,200	13,280
1.9% 1/12/15 (d)	10,070	10,190
SunTrust Banks, Inc.:
0.5276% 8/24/15 (f)	3,500	3,469
0.5484% 4/1/15 (f)	21,000	20,890
3.5% 1/20/17	10,203	10,818
5% 9/1/15	7,068	7,523
Svenska Handelsbanken AB 0.7002% 3/21/16 (f)	30,915	31,007
Union Bank NA:
1.5% 9/26/16	5,937	6,026
3% 6/6/16	10,000	10,496
Wachovia Bank NA 0.622% 11/3/14 (f)	18,000	18,037
Wells Fargo & Co.:
1.25% 2/13/15	16,287	16,428
1.5% 1/16/18	20,000	20,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
3.625% 4/15/15	$ 17,400	$ 18,119
Wells Fargo Bank NA:
0.4485% 5/16/16 (f)	11,015	10,924
0.75% 7/20/15	18,000	18,067
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,179
1.125% 9/25/15	20,309	20,519
2% 8/14/17	15,561	15,886
		869,761
Consumer Finance - 4.3%
American Express Credit Corp.:
0.6893% 11/13/15 (f)	29,920	29,994
0.875% 11/13/15	8,640	8,666
1.3% 7/29/16	9,000	9,084
2.75% 9/15/15	14,274	14,802
2.8% 9/19/16	5,476	5,751
American Honda Finance Corp.:
0.6116% 5/26/16 (d)(f)	15,000	15,018
1.5% 9/11/17 (d)	5,156	5,132
Capital One Financial Corp.:
0.8781% 11/6/15 (f)	8,000	8,022
1% 11/6/15	8,630	8,632
1.3936% 7/15/14 (f)	3,250	3,264
2.15% 3/23/15	13,520	13,758
7.375% 5/23/14	13,000	13,414
Caterpillar Financial Services Corp. 0.4766% 2/26/16 (f)	10,000	10,001
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	10,131
2.75% 5/15/15	13,438	13,805
3% 6/12/17	27,770	29,031
General Electric Capital Corp.:
1% 1/8/16	10,120	10,176
1.5% 7/12/16	38,455	39,075
2.25% 11/9/15	18,902	19,482
2.9% 1/9/17	30,326	31,815
3.35% 10/17/16	26,545	28,327
HSBC U.S.A., Inc.:
1.625% 1/16/18	7,507	7,477
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
HSBC U.S.A., Inc.: - continued
2.375% 2/13/15	$ 15,658	$ 16,005
Hyundai Capital America:
1.625% 10/2/15 (d)	9,965	10,024
1.875% 8/9/16 (d)	2,372	2,393
		363,279
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,432
Bank of America Corp.:
1.25% 1/11/16	18,223	18,305
1.5% 10/9/15	8,500	8,586
2% 1/11/18	8,915	8,944
2.6% 1/15/19	10,814	10,929
3.7% 9/1/15	35,610	37,298
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,707
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,856
1.846% 5/5/17	10,000	10,200
2.248% 11/1/16	9,110	9,464
Citigroup, Inc.:
1.1984% 7/25/16 (f)	4,070	4,111
1.25% 1/15/16	41,517	41,705
1.3% 4/1/16	16,200	16,277
1.3% 11/15/16	13,708	13,715
1.7% 7/25/16	30,000	30,403
2.65% 3/2/15	31,563	32,245
3.953% 6/15/16	5,000	5,344
4.75% 5/19/15	3,784	3,994
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,309
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,886
3.7% 1/20/15	34,170	35,328
MetLife Institutional Funding II 0.6129% 1/6/15 (d)(f)	10,400	10,428
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	1,425	1,459
TECO Finance, Inc. 4% 3/15/16	3,850	4,099
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,214
		351,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 2.1%
AEGON NV 4.625% 12/1/15	$ 13,580	$ 14,521
American International Group, Inc.:
3% 3/20/15	22,420	23,087
3.8% 3/22/17	6,472	6,937
4.25% 9/15/14	16,573	17,044
Aon Corp. 3.5% 9/30/15	6,775	7,093
Assurant, Inc. 2.5% 3/15/18	10,000	9,925
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,122
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,312
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,751
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	19,930	19,689
2% 1/9/15 (d)	23,161	23,564
2.5% 9/29/15 (d)	5,000	5,163
Pricoa Global Funding I 1.15% 11/25/16 (d)	6,030	6,031
Principal Life Global Funding II 0.6059% 5/27/16 (d)(f)	14,000	14,024
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,929
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,284	4,587
		177,779
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,449
9.625% 3/15/16	2,618	3,090
Duke Realty LP 5.4% 8/15/14	399	411
Equity One, Inc.:
5.375% 10/15/15	1,026	1,105
6.25% 1/15/17	359	404
HCP, Inc. 3.75% 2/1/16	4,850	5,108
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,543
4.7% 9/15/17	1,232	1,351
		24,461
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
6% 4/1/16	5,916	6,494
7.5% 5/15/15	9,188	10,034
Liberty Property LP 5.125% 3/2/15	3,000	3,144
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
5.8% 1/15/16	$ 1,264	$ 1,370
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	1,059	1,112
Regency Centers LP 5.25% 8/1/15	8,860	9,444
Simon Property Group LP 2.15% 9/15/17	3,000	3,073
Tanger Properties LP 6.15% 11/15/15	14,299	15,769
Ventas Realty LP 1.55% 9/26/16	3,765	3,792
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,370
		65,620
TOTAL FINANCIALS		2,063,552
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,461
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,054
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,330
McKesson Corp. 0.95% 12/4/15	1,656	1,657
UnitedHealth Group, Inc.:
0.85% 10/15/15	2,487	2,498
1.4% 10/15/17	1,766	1,764
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,528
1.875% 1/15/18	4,545	4,527
		28,358
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,288
1.75% 11/6/17	14,670	14,783
Mylan, Inc. 1.35% 11/29/16	2,790	2,796
Perrigo Co. 1.3% 11/8/16 (d)	2,355	2,358
Sanofi SA 2.625% 3/29/16	8,904	9,297
Teva Pharmaceutical Finance III BV:
0.7502% 3/21/14 (f)	3,875	3,877
1.7% 3/21/14	8,730	8,765
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,930
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 7,580	$ 7,663
1.875% 2/1/18	1,352	1,349
		74,106
TOTAL HEALTH CARE		111,925
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,455
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	84	86
Iberbond 2004 PLC 4.826% 12/24/17 (h)	1,889	1,908
		1,994
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,255
TOTAL INDUSTRIALS		18,704
INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	20,340	20,280
Hewlett-Packard Co. 2.625% 12/9/14	9,430	9,602
		29,882
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,555
2.375% 12/17/18	1,729	1,730
6.55% 10/1/17	14,688	16,939
		23,224
IT Services - 0.4%
IBM Corp. 1.95% 7/22/16	11,579	11,946
The Western Union Co.:
1.2391% 8/21/15 (f)	21,800	21,894
2.375% 12/10/15	3,818	3,916
		37,756
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.:
1.0585% 5/16/14 (f)	$ 36,003	$ 36,048
4.25% 2/15/15	8,040	8,355
		44,403
TOTAL INFORMATION TECHNOLOGY		135,265
MATERIALS - 0.5%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,565
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,501
		13,066
Metals & Mining - 0.4%
Rio Tinto Finance (U.S.A.) PLC:
1.0939% 6/17/16 (f)	7,000	7,051
1.375% 6/17/16	14,541	14,658
1.625% 8/21/17	8,700	8,690
		30,399
TOTAL MATERIALS		43,465
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,469
2.5% 8/15/15	15,110	15,530
2.95% 5/15/16	16,570	17,299
British Telecommunications PLC:
1.625% 6/28/16	5,269	5,340
2% 6/22/15	31,637	32,221
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,920
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	9,036
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,508
2.5% 9/15/16	11,733	12,184
		130,507
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
1.2559% 9/12/16 (f)	$ 10,300	$ 10,401
2.375% 9/8/16	12,066	12,403
Vodafone Group PLC 0.9% 2/19/16	25,000	25,116
		47,920
TOTAL TELECOMMUNICATION SERVICES		178,427
UTILITIES - 2.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,274
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,904
Duke Energy Corp.:
1.625% 8/15/17	4,941	4,967
2.1% 6/15/18	6,987	7,021
3.95% 9/15/14	11,349	11,648
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,980
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,271
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,989
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,967
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,576
Northeast Utilities 1.45% 5/1/18	2,384	2,335
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,832
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,383
Progress Energy, Inc. 6.05% 3/15/14	8,651	8,785
Southern Co. 2.375% 9/15/15	9,325	9,569
Xcel Energy, Inc. 0.75% 5/9/16	20,000	19,927
		160,428
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,370
1.95% 8/15/16	5,976	6,104
2.25% 9/1/15	13,949	14,355
2.5481% 9/30/66 (f)	7,611	7,088
MidAmerican Energy Holdings, Co. 1.1% 5/15/17 (d)	12,000	12,003
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,203
Sempra Energy:
1.0144% 3/15/14 (f)	7,500	7,511
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2% 3/15/14	$ 17,216	$ 17,290
2.3% 4/1/17	8,835	9,055
		85,979
TOTAL UTILITIES		246,407
TOTAL NONCONVERTIBLE BONDS (Cost $3,468,224)		3,504,761
U.S. Government and Government Agency Obligations - 25.5%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
0.5% 9/28/15	232,078	232,868
0.625% 8/26/16	80,402	80,560
0.875% 2/8/18	1,676	1,653
1.625% 10/26/15	30,687	31,442
1.625% 11/27/18	4,402	4,420
1.875% 9/18/18	1,483	1,510
Freddie Mac:
1% 9/29/17	10,906	10,880
1.25% 5/12/17	3,314	3,362
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		366,695
U.S. Treasury Obligations - 21.0%
U.S. Treasury Notes:
0.25% 9/15/15	155,000	154,976
0.25% 10/15/15	195,000	194,939
0.25% 10/31/15	168,413	168,354
0.375% 1/15/16	155,000	155,206
0.625% 7/15/16	77,630	77,994
0.625% 8/15/16	207,442	208,301
0.625% 10/15/16	391,985	393,116
0.875% 11/30/16	304,049	306,733
0.875% 1/31/17	24,722	24,900
1.375% 11/30/15 (e)	78,944	80,646
TOTAL U.S. TREASURY OBLIGATIONS		1,765,165
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	$ 12,000	$ 12,203
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,140,122)		2,144,063
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 1.7%
1.89% 2/1/33 (f)	145	151
1.91% 12/1/34 (f)	162	168
1.932% 10/1/33 (f)	212	220
1.949% 7/1/35 (f)	57	60
1.962% 10/1/33 (f)	98	102
1.965% 3/1/35 (f)	139	145
2.048% 10/1/35 (f)	182	191
2.05% 3/1/35 (f)	25	25
2.23% 7/1/34 (f)	90	93
2.242% 5/1/33 (f)	32	33
2.259% 3/1/35 (f)	1,355	1,406
2.303% 6/1/36 (f)	202	214
2.332% 3/1/35 (f)	86	91
2.335% 5/1/35 (f)	2,002	2,114
2.366% 12/1/33 (f)	972	1,020
2.377% 7/1/35 (f)	1,758	1,860
2.414% 11/1/34 (f)	1,068	1,129
2.422% 10/1/33 (f)	224	235
2.423% 11/1/36 (f)	306	325
2.427% 12/1/34 (f)	1,048	1,099
2.438% 10/1/35 (f)	7,554	7,993
2.459% 8/1/35 (f)	1,735	1,850
2.485% 11/1/34 (f)	8,759	9,308
2.507% 2/1/35 (f)	2,019	2,134
2.528% 10/1/41 (f)	4,442	4,624
2.536% 6/1/42 (f)	1,587	1,638
2.542% 11/1/36 (f)	2,546	2,714
2.604% 7/1/35 (f)	602	640
2.615% 4/1/35 (f)	3,116	3,311
2.693% 9/1/41 (f)	5,754	5,998
2.831% 10/1/35 (f)	384	409
2.949% 11/1/40 (f)	1,043	1,099
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.959% 9/1/41 (f)	$ 1,182	$ 1,240
3.055% 8/1/41 (f)	1,507	1,569
3.093% 10/1/41 (f)	606	638
3.196% 1/1/40 (f)	2,821	2,985
3.227% 7/1/41 (f)	1,822	1,918
3.252% 2/1/40 (f)	5,071	5,372
3.302% 1/1/40 (f)	5,695	5,983
3.348% 10/1/41 (f)	1,054	1,117
3.495% 3/1/40 (f)	2,538	2,669
3.5% 1/1/26 to 5/1/27	19,696	20,805
3.551% 7/1/41 (f)	1,978	2,103
3.558% 12/1/39 (f)	693	730
3.562% 2/1/40 (f)	2,129	2,270
3.599% 3/1/40 (f)	2,817	2,975
4.5% 6/1/19 to 7/1/20	2,738	2,913
5.5% 10/1/17 to 11/1/34	34,525	37,787
6.5% 12/1/13 to 8/1/17	531	550
7% 9/1/14 to 11/1/18	272	286
7.5% 11/1/31	3	4
TOTAL FANNIE MAE		146,313
Freddie Mac - 0.9%
2.43% 4/1/35 (f)	2,582	2,701
2.455% 1/1/35 (f)	78	82
2.521% 8/1/34 (f)	489	521
2.528% 11/1/35 (f)	1,394	1,475
2.601% 8/1/36 (f)	880	938
2.644% 6/1/37 (f)	1,737	1,852
2.971% 8/1/41 (f)	4,005	4,204
3% 8/1/21	10,406	10,821
3.036% 3/1/33 (f)	16	17
3.064% 10/1/35 (f)	278	297
3.117% 9/1/41 (f)	2,135	2,246
3.223% 4/1/41 (f)	1,155	1,215
3.242% 9/1/41 (f)	1,086	1,147
3.283% 6/1/41 (f)	1,433	1,513
3.466% 5/1/41 (f)	1,217	1,292
3.5% 1/1/26	4,918	5,183
3.572% 4/1/40 (f)	2,098	2,216
3.583% 2/1/40 (f)	3,280	3,463
3.6% 4/1/40 (f)	1,665	1,776
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.63% 6/1/41 (f)	$ 1,823	$ 1,939
3.715% 5/1/41 (f)	1,824	1,943
4% 9/1/25 to 4/1/26	10,494	11,233
4.5% 8/1/18 to 11/1/18	10,715	11,361
5% 4/1/20	4,769	5,059
8.5% 5/1/27 to 7/1/28	196	239
12% 11/1/19	1	1
TOTAL FREDDIE MAC		74,734
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	20,087	21,405
7% 11/15/27 to 8/15/32	1,596	1,886
TOTAL GINNIE MAE		23,291
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $240,427)		244,338
Asset-Backed Securities - 14.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,549	1,549
Series 2005-1 Class M1, 0.636% 4/25/35 (f)	447	397
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (f)	86	79
Series 2005-HE2 Class M2, 0.841% 4/25/35 (f)	4	4
Series 2006-OP1 Class M1, 0.446% 4/25/36 (f)	8,000	768
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	13,591	13,598
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,494
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,560	13,589
Ally Master Owner Trust:
Series 2010-4 Class A, 1.2377% 8/15/17 (f)	4,000	4,042
Series 2011-3 Class A2, 1.81% 5/15/16	18,340	18,445
Series 2012-1 Class A2, 1.44% 2/15/17	26,831	27,072
Series 2012-2 Class A, 0.6677% 3/15/16 (f)	10,830	10,835
Series 2012-3 Class A2, 1.21% 6/15/17	39,389	39,657
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,120
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,365
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	$ 42,670	$ 42,802
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,608
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	128	128
Series 2012-1 Class A2, 0.91% 10/8/15	373	373
Series 2012-5 Class A3, 0.62% 6/8/17	12,680	12,680
Series 2013-1 Class A3, 0.61% 10/10/17	17,370	17,325
Series 2013-3 Class A2, 0.68% 10/11/16	8,000	8,001
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,743
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.991% 4/25/34 (f)	60	37
Series 2005-R2 Class M1, 0.616% 4/25/35 (f)	873	861
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (f)	378	352
Series 2004-W7 Class M1, 0.991% 5/25/34 (f)	227	209
Series 2006-W4 Class A2C, 0.326% 5/25/36 (f)	833	267
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.536% 3/25/36 (f)	8	0*
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.574% 9/15/17 (d)(f)	20,000	20,005
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,759
Series 2013-A3 Class A3, 0.96% 9/16/19	10,000	9,921
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(f)	130	111
Class C, 1.268% 7/20/39 (d)(f)	229	9
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	6,590	6,592
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (f)	1,214	693
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (d)	1,817	1,816
Series 2013-2A Class A, 1.75% 11/15/17 (d)	8,623	8,624
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,776
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,028
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)	9,575	9,591
Series 2013-VT1 Class A3, 1.13% 7/20/20 (d)	17,500	17,499
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,111
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2013-A6 Class A6, 1.32% 9/7/18	$ 17,810	$ 18,028
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.666% 7/25/34 (f)	302	276
Series 2004-3 Class M4, 1.621% 4/25/34 (f)	62	47
Series 2004-4 Class M2, 0.961% 6/25/34 (f)	315	276
Discover Card Master Trust:
Series 2012-A3 Class A3, 0.86% 11/15/17	20,681	20,785
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,014
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,523
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	6,856	6,878
Fannie Mae Series 2004-T5:
Class AB1, 0.6925% 5/28/35 (f)	634	593
Class AB3, 0.9986% 5/28/35 (f)	273	246
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (f)	196	155
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	18,800	18,859
Series 2012-B Class A3, 0.57% 9/15/15	10,040	10,045
Series 2013-A Class A3, 0.6% 3/15/16	15,260	15,272
Series 2013-B Class A3, 0.76% 9/15/16	6,780	6,786
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,643
Ford Credit Floorplan Master Owner Trust:
Series 2012-4 Class A1, 0.74% 9/15/16	27,520	27,568
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,452
Series 2013-3 Class A1, 0.79% 6/15/17	10,000	10,034
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.591% 11/25/34 (f)	410	64
Class M5, 1.666% 11/25/34 (f)	163	4
Series 2005-A:
Class M3, 0.901% 1/25/35 (f)	639	517
Class M4, 1.186% 1/25/35 (f)	245	98
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (d)(f)	1,714	1,449
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (d)(f)	50	47
Series 2006-2A:
Class A, 0.3477% 11/15/34 (d)(f)	149	136
Class B, 0.4477% 11/15/34 (d)(f)	54	45
Class C, 0.5477% 11/15/34 (d)(f)	89	75
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9177% 11/15/34 (d)(f)	$ 34	$ 22
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,365
Series 2012-4 Class A, 0.4677% 6/15/18 (f)	20,430	20,369
Series 2012-5 Class A, 0.95% 6/15/18	18,240	18,289
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,935
Series 2013-1A Class A3, 1.02% 2/24/17 (d)	10,000	10,035
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	28,820	28,803
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (d)(f)	7,410	7,400
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (f)	79	76
Series 2003-3 Class M1, 1.456% 8/25/33 (f)	375	351
Series 2003-5 Class A2, 0.866% 12/25/33 (f)	205	188
Series 2004-1 Class M2, 1.866% 6/25/34 (f)	308	237
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (f)	902	456
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (d)	17,220	17,245
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,797
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5177% 5/15/18 (d)(f)	13,740	13,710
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	2,146	2,149
Class A4, 1.96% 4/16/18	9,522	9,599
Series 2013-A Class A3, 0.6% 3/15/17	11,000	11,005
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (f)	49	3
Series 2007-CH1 Class AV4, 0.296% 11/25/36 (f)	903	888
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (f)	235	230
Series 2006-A Class 2C, 1.3976% 3/27/42 (f)	516	80
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.316% 7/25/36 (f)	8,804	4,189
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (f)	340	9
Mercedes-Benz Auto Lease Trust Series 2013-A Class A3, 0.59% 2/15/16	15,930	15,942
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	$ 11,240	$ 11,279
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	37,710	37,738
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (f)	33	27
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (f)	102	88
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (f)	449	436
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (f)	1,067	1,002
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (f)	367	362
Series 2005-NC1 Class M1, 0.606% 1/25/35 (f)	269	249
Series 2005-NC2 Class B1, 1.336% 3/25/35 (f)	218	109
Series 2006-NC4 Class A2D, 0.406% 6/25/36 (f)	7,135	4,011
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	4,773	4,785
Series 2013-A Class A3, 0.61% 4/15/16	18,085	18,093
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,573
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6377% 5/15/17 (f)	31,257	31,310
Series 2013-A Class A, 0.4677% 2/15/18 (f)	16,000	15,986
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0138% 10/30/45 (f)	1,764	1,708
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (b)(d)(f)	381	0
Series 2006-1A Class A, 1.568% 3/20/11 (b)(d)(f)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (f)	3,309	2,742
Class M4, 1.616% 9/25/34 (f)	460	142
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (f)	994	813
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (f)	3	3
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15	46	46
Series 2012-2 Class A2, 0.91% 5/15/15	739	739
Series 2012-4 Class A3, 1.04% 8/15/16	11,240	11,275
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,131
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	10,003
Series 2013-4:
Class A2, 0.89% 9/15/16	10,570	10,583
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust: - continued
Series 2013-4:
Class A3, 1.11% 12/15/17	$ 9,300	$ 9,340
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (f)	703	576
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8344% 6/15/33 (f)	1,225	1,119
Class C, 1.2044% 6/15/33 (f)	4,928	4,352
Series 2004-B:
Class A2, 0.4544% 6/15/21 (f)	4,380	4,314
Class C, 1.1244% 9/15/33 (f)	6,729	5,443
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.446% 9/25/19 (f)	17,275	17,212
Series 2013-1 Class A2, 0.416% 9/25/19 (f)	22,000	21,859
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (f)	35	25
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	66	66
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (f)	386	359
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(f)	272	8
Volkswagen Auto Lease Trust Series 2013-A Class A3, 0.84% 7/20/16	11,590	11,650
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (d)(f)	5,586	5,223
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,897
TOTAL ASSET-BACKED SECURITIES (Cost $1,204,912)		1,191,898
Collateralized Mortgage Obligations - 5.6%

Private Sponsor - 1.8%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4186% 8/28/47 (d)(f)	1,366	1,363
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6404% 5/27/35 (d)(f)	7,883	8,112
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.268% 12/20/54 (f)	49	45
Series 2006-1A:
Class A5, 0.308% 12/20/54 (d)(f)	25,517	25,211
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2006-1A:
Class C2, 1.368% 12/20/54 (d)(f)	$ 4,170	$ 3,876
Series 2006-2:
Class A4, 0.248% 12/20/54 (f)	3,639	3,590
Class C1, 1.108% 12/20/54 (f)	15,090	13,730
Class M2, 0.628% 12/20/54 (f)	3,000	2,794
Series 2006-3 Class C2, 1.168% 12/20/54 (f)	6,611	6,045
Series 2006-4:
Class A4, 0.268% 12/20/54 (f)	6,614	6,529
Class B1, 0.348% 12/20/54 (f)	13,366	12,630
Class C1, 0.928% 12/20/54 (f)	8,172	7,324
Class M1, 0.508% 12/20/54 (f)	3,521	3,283
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (f)	1,340	1,209
Class 1M1, 0.468% 12/20/54 (f)	881	833
Class 2C1, 1.028% 12/20/54 (f)	610	551
Class 2M1, 0.668% 12/20/54 (f)	1,132	1,055
Class 3A1, 0.368% 12/20/54 (f)	6,747	6,674
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (f)	1,568	1,417
Class 3A1, 0.3475% 12/17/54 (f)	1,408	1,392
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (f)	6,976	6,969
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6421% 1/20/44 (f)	1,749	1,745
Class 1C, 2.6921% 1/20/44 (f)	2,644	2,620
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (f)	21,833	21,752
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (f)	6,769	6,743
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (f)	383	294
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (f)	635	563
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (d)(f)	303	278
Class B6, 3.0185% 7/10/35 (d)(f)	36	33
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (d)(f)	5	5
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (f)	20	19
TOTAL PRIVATE SPONSOR		148,684
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 3.8%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.666% 9/25/23 (f)	$ 933	$ 938
Series 2010-86 Class FE, 0.616% 8/25/25 (f)	2,792	2,814
Series 2013-9 Class FA, 0.516% 3/25/42 (f)	21,553	21,582
floater planned amortization class Series 2005-90 Class FC, 0.416% 10/25/35 (f)	4,516	4,528
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	9,810	10,525
planned amortization class Series 2012-94 Class E, 3% 6/25/22	5,389	5,606
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	914	1,010
Series 2002-56 Class MC, 5.5% 9/25/17	368	385
Series 2003-76 Class BA, 4.5% 3/25/18	770	786
Series 2009-31 Class A, 4% 2/25/24	1,490	1,561
Series 2010-135 Class DE, 2.25% 4/25/24	5,348	5,463
Series 2011-16 Class FB, 0.316% 3/25/31 (f)	12,725	12,751
Series 2010-123 Class DL, 3.5% 11/25/25	2,548	2,653
Series 2010-143 Class B, 3.5% 12/25/25	4,081	4,276
Series 2011-23 Class AB, 2.75% 6/25/20	3,298	3,400
Series 2011-88 Class AB, 2.5% 9/25/26	4,374	4,494
Series 2013-40 Class PV, 2% 1/25/26	13,637	13,887
Freddie Mac:
floater:
Series 2711 Class FC, 1.0677% 2/15/33 (f)	8,042	8,175
Series 3879 Class AF, 0.5977% 6/15/41 (f)	11,429	11,484
floater planned amortization class:
Series 2953 Class LF, 0.4677% 12/15/34 (f)	3,188	3,196
Series 3117 Class JF, 0.4677% 2/15/36 (f)	4,892	4,904
floater sequential payer:
Series 3325:
Class FM, 0.5977% 5/15/37 (f)	5,365	5,391
Class FN, 0.5977% 5/15/37 (f)	5,365	5,391
Series 3943 Class EF 0.4177% 2/15/26 (f)	7,591	7,595
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	12,842	13,028
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	718	755
Series 2394 Class KD, 6% 12/15/16	344	360
Series 2417 Class EH, 6% 2/15/17	234	247
Series 2535 Class PC, 6% 9/15/32	422	433
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2866 Class XE, 4% 12/15/18	$ 1,613	$ 1,640
Series 3763 Class QA, 4% 4/15/34	6,662	7,012
Series 3792 Class DF, 0.5677% 11/15/40 (f)	16,752	16,823
Series 3820 Class DA, 4% 11/15/35	6,088	6,493
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	798	811
Series 3573 Class LC, 1.85% 8/15/14	144	144
Series 3659 Class EJ 3% 6/15/18	6,820	7,016
Series 3696 Class AE, 1.2% 7/15/15	1,998	2,006
Series 3949 Class MK, 4.5% 10/15/34	4,660	5,021
Series 4221-CLS Class GA, 1.4% 7/15/23	24,978	24,955
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7055% 12/16/39 (f)	3,938	3,967
Series 2012-113 Class FJ, 0.4225% 1/20/42 (f)	9,615	9,605
Series 2012-149:
Class LF, 0.4225% 12/20/42 (f)	7,891	7,871
Class MF, 0.4225% 12/20/42 (f)	20,172	20,121
Series 2013-37 Class F, 0.4425% 3/20/43 (f)	5,679	5,658
Series 2013-9 Class F, 0.4225% 1/20/43 (f)	14,372	14,346
floater planned amortization class Series 2005-47 Class FX, 0.3225% 5/20/34 (f)	17,805	17,793
floater sequential payer:
Series 2010-120 Class FB 0.4725% 9/20/35 (f)	5,684	5,707
Series 2011-150 Class D, 3% 4/20/37	2,553	2,591
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,793	1,811
Series 2010-99 Class PT, 3.5% 8/20/33	2,296	2,325
TOTAL U.S. GOVERNMENT AGENCY		321,334
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $457,840)		470,018
Commercial Mortgage Securities - 8.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (f)(g)	2,004	56
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	14,812	16,391
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (d)(f)	$ 23,500	$ 23,501
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (d)(f)	30	22
Series 2005-4A:
Class A2, 0.556% 1/25/36 (d)(f)	2,867	2,406
Class B1, 1.566% 1/25/36 (d)(f)	225	48
Class M1, 0.616% 1/25/36 (d)(f)	915	510
Class M2, 0.636% 1/25/36 (d)(f)	298	156
Class M3, 0.666% 1/25/36 (d)(f)	394	203
Class M4, 0.776% 1/25/36 (d)(f)	219	106
Class M5, 0.816% 1/25/36 (d)(f)	219	77
Class M6, 0.866% 1/25/36 (d)(f)	222	67
Series 2006-3A Class M4, 0.596% 10/25/36 (d)(f)	63	10
Series 2007-1 Class A2, 0.436% 3/25/37 (d)(f)	1,823	1,253
Series 2007-2A:
Class A1, 0.436% 7/25/37 (d)(f)	334	268
Class A2, 0.486% 7/25/37 (d)(f)	313	168
Class M1, 0.536% 7/25/37 (d)(f)	111	31
Class M2, 0.576% 7/25/37 (d)(f)	62	11
Class M3, 0.656% 7/25/37 (d)(f)	63	6
Class M4, 0.816% 7/25/37 (d)(f)	122	4
Class M5, 0.916% 7/25/37 (d)(f)	4	0*
Series 2007-3:
Class A2, 0.456% 7/25/37 (d)(f)	426	289
Class M1, 0.476% 7/25/37 (d)(f)	321	152
Class M2, 0.506% 7/25/37 (d)(f)	344	100
Class M3, 0.536% 7/25/37 (d)(f)	558	129
Class M4, 0.666% 7/25/37 (d)(f)	876	178
Class M5, 0.766% 7/25/37 (d)(f)	444	64
Class M6, 0.966% 7/25/37 (d)(f)	202	17
Series 2007-4A:
Class A2, 0.716% 9/25/37 (d)(f)	4,028	1,130
Class M1, 1.116% 9/25/37 (d)(f)	635	59
Class M2, 1.216% 9/25/37 (d)(f)	635	49
Series 2006-2A Class IO, 0% 7/25/36 (d)(g)	29,187	270
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4429% 3/11/39 (f)	2,846	2,844
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (d)(f)	303	288
Class E, 0.4677% 3/15/22 (d)(f)	1,576	1,466
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class F, 0.5177% 3/15/22 (d)(f)	$ 967	$ 880
Class G, 0.5677% 3/15/22 (d)(f)	248	221
Class H, 0.7177% 3/15/22 (d)(f)	303	263
Class J, 0.8677% 3/15/22 (d)(f)	303	256
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,672	9,044
Series 2006-PW13 Class A1A, 5.533% 9/11/41	14,120	15,551
Series 2006-T22 Class A1A, 5.5794% 4/12/38 (f)	15,241	16,612
Series 2005-T18 Class A4, 4.933% 2/13/42	12,056	12,526
Series 2006-PW12 Class A1A, 5.7044% 9/11/38 (f)	11,297	12,417
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (d)(f)	3,305	3,144
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,775	11,017
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.1666% 5/15/35 (d)(f)(g)	21,941	318
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.334% 5/15/30 (d)(f)	12,910	12,918
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	6,265	6,226
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2186% 7/15/44 (f)	5,050	5,375
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (f)	23,384	25,160
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0177% 4/15/17 (d)(f)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.7429% 6/10/46 (f)	20,650	22,614
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,041
Series 2004-LB4A Class A5, 4.84% 10/15/37	37,830	38,380
Series 2006-C8 Class XP, 0.4664% 12/10/46 (f)(g)	3,333	0*
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	3,071	3,067
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6628% 12/15/39 (f)(g)	157,690	6
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.17% 8/15/36 (f)(g)	2,974	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3377% 2/15/22 (d)(f)	$ 1,256	$ 1,219
0.4377% 2/15/22 (d)(f)	448	429
Class F, 0.4877% 2/15/22 (d)(f)	897	855
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,487	1,498
Del Coronado Trust floater Series 2013-HDC Class A, 0.9677% 3/15/26 (d)(f)	5,000	4,978
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (d)(f)	6,900	6,895
Class A2FL, 0.8685% 12/5/31 (d)(f)	9,010	8,958
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,198	8,362
sequential payer Series K501 Class A1, 1.337% 6/25/16	10,411	10,539
Series K707 Class A1, 1.615% 9/25/18	11,255	11,459
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2804% 3/10/44 (f)	11,890	12,736
Series 2001-1 Class X1, 2.0466% 5/15/33 (d)(f)(g)	2,593	37
Series 2006-C1 Class A1A, 5.2804% 3/10/44 (f)	8,192	8,859
Series 2007-C1 Class XP, 0.1588% 12/10/49 (f)(g)	2,086	2
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	8,230	8,333
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (d)(f)	8,330	8,235
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (d)(f)	11,881	11,892
Class D, 2.2018% 3/6/20 (d)(f)	1,390	1,392
Class E, 2.4764% 3/6/20 (d)(f)	1,905	1,908
Class F, 2.6334% 3/6/20 (d)(f)	967	969
Class G, 2.7903% 3/6/20 (d)(f)	479	480
Class H, 3.3004% 3/6/20 (d)(f)	799	801
Class J, 4.0852% 3/6/20 (d)(f)	1,146	1,150
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	8,174	8,290
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (f)	7,636	8,282
Class A2, 5.506% 4/10/38	1,536	1,545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	$ 2,330	$ 2,373
Series 2013-KYO Class A, 1.0185% 11/8/29 (d)(f)	14,820	14,702
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	5,384	5,936
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	4,380	4,408
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,052	2,062
Series 2013-GC12 Class A1, 0.742% 6/10/46 (f)	6,205	6,166
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.269% 11/5/30 (d)(f)	8,353	8,360
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	6,019	6,025
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2977% 11/15/18 (d)(f)	921	914
Class D, 0.3977% 11/15/18 (d)(f)	85	81
Class E, 0.4477% 11/15/18 (d)(f)	121	116
Class F, 0.4977% 11/15/18 (d)(f)	182	173
Class G, 0.5277% 11/15/18 (d)(f)	158	150
Class H, 0.6677% 11/15/18 (d)(f)	121	114
Series 2013-FL3 Class A1, 0.9677% 4/15/28 (d)(f)	12,570	12,530
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	3,658	3,662
Series 2006-CB16 Class A1A, 5.546% 5/12/45	15,058	16,608
Series 2007-LD11 Class A2, 5.798% 6/15/49 (f)	3,169	3,196
Series 2013-C10, Class A1, 0.7302% 12/15/47	4,405	4,377
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (f)	17,404	19,224
JPMorgan Chase Commercial Mortgage Trust Series 13-LC11 Class A1, 0.7664% 4/15/46	10,094	10,009
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C1 Class A1A, 4.581% 2/15/30	10,686	11,030
Series 2004-C8, 4.799% 12/15/29	7,769	7,923
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (f)(g)	30,852	24
Series 2007-C2 Class XCP, 0.4821% 2/15/40 (f)(g)	143,127	270
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (d)(f)	103	103
Class H, 0.5677% 9/15/21 (d)(f)	392	371
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7074% 7/9/21 (d)(f)	2,040	2,016
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	$ 11	$ 11
Series 2005-CKI1 Class A1A, 5.2805% 11/12/37 (f)	4,001	4,270
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	13,065	14,409
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	710	711
Series 2006-4 Class XP, 0.6171% 12/12/49 (f)(g)	64,474	426
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	7,081	7,107
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (d)(f)	241	181
Series 2007-XLFA:
Class A2, 0.268% 10/15/20 (d)(f)	4,058	4,048
Class B, 0.298% 10/15/20 (d)(f)	202	201
Class C, 0.328% 10/15/20 (d)(f)	2,400	2,375
Class D, 0.358% 10/15/20 (d)(f)	1,889	1,846
Class E, 0.418% 10/15/20 (d)(f)	562	538
Class F, 0.468% 10/15/20 (d)(f)	337	319
Class G, 0.508% 10/15/20 (d)(f)	417	385
Class H, 0.598% 10/15/20 (d)(f)	262	233
Class J, 0.748% 10/15/20 (d)(f)	152	60
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	3,012	3,030
Series 2012-C4 Class A1, 1.085% 3/15/45	5,812	5,828
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	7,766	8,505
Series 2006-IQ11 Class A1A, 5.6651% 10/15/42 (f)	17,475	19,012
Series 2011-C3 Class A1, 2.178% 7/15/49	688	689
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	3,934	3,953
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	5,201	5,175
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (d)(f)	975	961
Class G, 0.5275% 9/15/21 (d)(f)	1,198	1,138
Class J, 0.7675% 9/15/21 (d)(f)	266	226
Series 2007-WHL8 Class F, 0.6477% 6/15/20 (d)(f)	2,172	1,974
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 7,301	$ 8,062
Series 2003-C9 Class A4, 5.012% 12/15/35	7	7
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (f)	15,140	16,367
Class A5, 5.416% 1/15/45 (f)	15,350	16,616
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	8,988	9,753
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	10,129	11,154
Series 2007-C30 Class XP, 0.4773% 12/15/43 (d)(f)(g)	166,189	197
Series 2007-C31A Class A2, 5.421% 4/15/47	4,107	4,114
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	14,787	14,906
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	1,814	1,828
Series 2012-C8 Class A1, 0.864% 8/15/45	4,149	4,130
Series 2013-C13 Class A1, 0.778% 5/15/45	3,650	3,625
Series 2013-C14 Class A1, 0.836% 6/15/46	3,770	3,745
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $728,775)		715,595
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	36,340
Series 2011, 4.511% 3/1/15	14,745	15,289
TOTAL MUNICIPAL SECURITIES (Cost $51,721)		51,629
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (d)	9,195	9,241
Ontario Province 1% 7/22/16	30,000	30,248
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,164)		39,489
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $58,598)	58,597,694	$ 58,598
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,389,783)		8,420,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,859)
NET ASSETS - 100%		$ 8,417,530
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 279	$ (171)	$ 0	$ (171)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $950,569,000 or 11.3% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,104,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,908,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,832
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,504,761	$ -	$ 3,502,853	$ 1,908
U.S. Government and Government Agency Obligations	2,144,063	-	2,144,063	-
U.S. Government Agency - Mortgage Securities	244,338	-	244,338	-
Asset-Backed Securities	1,191,898	-	1,177,472	14,426
Collateralized Mortgage Obligations	470,018	-	469,707	311
Commercial Mortgage Securities	715,595	-	715,414	181
Municipal Securities	51,629	-	51,629	-
Foreign Government and Government Agency Obligations	39,489	-	39,489	-
Money Market Funds	58,598	58,598	-	-
Total Investments in Securities:	$ 8,420,389	$ 58,598	$ 8,344,965	$ 16,826
Derivative Instruments:
Liabilities
Swaps	$ (171)	$ -	$ (171)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $8,389,954,000. Net unrealized appreciation aggregated $30,435,000, of which $79,348,000 related to appreciated investment securities and $48,913,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

November 30, 2013

1.810715.109

UBI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,292
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (c)	1,623	1,624
University of Southern California 5.25% 10/1/11	2,000	2,167
		3,791
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,668
6.3% 3/1/38	7,045	8,627
Starbucks Corp. 3.85% 10/1/23	1,875	1,887
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,119
5.3% 9/15/19	2,000	2,227
		17,528
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,049
Comcast Corp.:
3.125% 7/15/22	3,000	2,897
4.65% 7/15/42	4,000	3,679
4.95% 6/15/16	1,862	2,047
5.7% 5/15/18	2,940	3,419
5.7% 7/1/19	8,500	9,937
6.4% 3/1/40	1,000	1,153
6.55% 7/1/39	3,000	3,540
6.95% 8/15/37	6,700	8,169
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,631
4.75% 10/1/14	4,500	4,651
5.875% 10/1/19	2,905	3,319
6.35% 3/15/40	1,000	1,018
6.375% 3/1/41	2,100	2,131
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,192
5.05% 6/1/20	3,200	3,546
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,346
6.4% 4/30/40	3,000	3,446
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,006
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 910
5.65% 8/15/20	1,000	1,134
6.15% 3/1/37	3,955	4,332
6.9% 3/1/19	2,110	2,565
6.9% 8/15/39	2,000	2,357
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,352
4.7% 10/15/19	4,000	4,391
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,138
5.85% 5/1/17	5,801	6,395
6.75% 7/1/18	1,162	1,309
7.3% 7/1/38	4,000	3,949
8.75% 2/14/19	2,368	2,819
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,196
4% 1/15/22	1,000	1,017
5.875% 11/15/16	2,131	2,416
6.5% 11/15/36	5,724	6,375
Viacom, Inc.:
4.25% 9/1/23	7,775	7,853
4.375% 9/15/14	2,000	2,058
4.375% 3/15/43	2,635	2,192
5.625% 9/15/19	1,000	1,142
6.125% 10/5/17	5,420	6,229
Walt Disney Co.:
1.125% 2/15/17	2,760	2,768
2.55% 2/15/22	2,810	2,654
5.5% 3/15/19	2,000	2,312
		153,039
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	7,990
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,307
4.3% 2/15/43	4,750	3,973
Target Corp.:
3.875% 7/15/20	3,000	3,199
4% 7/1/42	7,000	6,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.: - continued
5.875% 7/15/16	$ 2,100	$ 2,384
7% 1/15/38	1,038	1,328
		29,293
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,747
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,534
3.7% 4/15/22	5,500	5,387
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,097
4.2% 4/1/43	1,575	1,436
4.875% 2/15/44	2,875	2,922
5.4% 3/1/16	6,400	7,069
5.875% 12/16/36	4,700	5,377
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,372
4.625% 4/15/20	2,000	2,203
4.65% 4/15/42	6,500	6,240
5.8% 4/15/40	2,000	2,229
O'Reilly Automotive, Inc. 3.75% 6/15/23	2,825	2,743
Turlock Corp.:
1.5% 11/2/17	4,775	4,714
2.75% 11/2/22	5,725	5,311
4% 11/2/32	1,900	1,766
4.15% 11/2/42	1,900	1,694
		71,841
TOTAL CONSUMER DISCRETIONARY		279,784
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,011
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,678
2.625% 1/17/23	2,825	2,621
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,957
2.5% 7/15/22	8,625	7,975
4.125% 1/15/15	5,700	5,931
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 1/15/20	$ 1,500	$ 1,726
8.2% 1/15/39	2,800	4,093
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,710
5.75% 10/23/17	5,185	5,989
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,715
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,601
3.6% 8/13/42	3,000	2,466
4.875% 11/1/40	2,300	2,301
7.9% 11/1/18	6,000	7,638
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,845
3.15% 11/15/20	3,700	3,821
		81,078
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,514
6.125% 9/15/39	1,000	1,136
Kroger Co.:
3.9% 10/1/15	9,000	9,471
5.15% 8/1/43	2,725	2,636
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,753
2.8% 4/15/16	6,700	7,047
3.2% 5/15/14	10,000	10,135
5.625% 4/1/40	2,000	2,257
5.625% 4/15/41	4,600	5,196
6.5% 8/15/37	8,275	10,304
Walgreen Co.:
1.8% 9/15/17	1,900	1,910
3.1% 9/15/22	2,850	2,682
		67,041
Food Products - 0.6%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,262
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,644
3.2% 1/25/23	15,550	14,536
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
5.875% 4/15/14	$ 4,000	$ 4,081
General Mills, Inc. 5.65% 2/15/19	13,501	15,720
Kellogg Co.:
3.125% 5/17/22	1,875	1,809
3.25% 5/21/18	2,800	2,958
4.45% 5/30/16	2,000	2,172
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,389
5% 6/4/42	2,825	2,761
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,448
6.75% 2/19/14	535	542
6.875% 2/1/38	5,250	6,278
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,573
		86,173
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,918
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,129
2.3% 2/6/22	4,700	4,450
3.15% 9/1/15	4,500	4,708
		19,205
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,448
4.25% 8/9/42	9,780	8,233
9.7% 11/10/18	2,049	2,730
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,065
4.5% 3/26/20	2,000	2,178
5.65% 5/16/18	6,789	7,912
6.375% 5/16/38	1,450	1,724
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,230
4.85% 9/15/23	1,800	1,874
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 2,899	$ 3,367
7.25% 6/15/37	7,220	8,470
		48,231
TOTAL CONSUMER STAPLES		301,728
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,112
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,331
Halliburton Co.:
6.15% 9/15/19	2,000	2,417
7.45% 9/15/39	1,500	1,999
Nabors Industries, Inc. 2.35% 9/15/16 (c)	7,475	7,581
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,710
3.05% 3/1/16	1,020	1,051
4.625% 3/1/21	1,340	1,382
5.25% 3/15/42	3,100	2,946
Transocean, Inc.:
6% 3/15/18	7,000	7,928
6.5% 11/15/20	4,000	4,531
Weatherford International Ltd. 7% 3/15/38	5,580	6,142
		46,130
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,130
6.2% 3/15/40	2,000	2,265
6.45% 9/15/36	2,675	3,102
Apache Corp.:
2.625% 1/15/23	8,000	7,433
5.1% 9/1/40	3,000	3,021
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,126
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,304
6.25% 3/15/38	6,850	7,690
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,601
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.: - continued
3.8% 9/15/23	$ 1,750	$ 1,726
6.75% 11/15/39	2,000	2,383
Chevron Corp.:
1.104% 12/5/17	5,700	5,651
1.718% 6/24/18	7,525	7,538
ConocoPhillips Co.:
4.6% 1/15/15	3,000	3,139
5.75% 2/1/19	2,902	3,416
6.5% 2/1/39	7,529	9,461
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,748
3.875% 3/15/23	3,775	3,518
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,848
5.6% 7/15/41	2,875	2,989
5.625% 1/15/14	2,321	2,335
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,040
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,861
5.875% 12/15/16	1,000	1,123
6.5% 4/15/18	1,000	1,169
Encana Corp.:
3.9% 11/15/21	4,900	4,916
6.5% 2/1/38	5,000	5,569
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,921
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,044
4.15% 10/1/20	4,500	4,611
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,474
4.85% 8/15/42	2,500	2,334
5.6% 10/15/14	1,937	2,020
5.7% 2/15/42	2,000	2,098
6.65% 4/15/18	2,000	2,362
7.55% 4/15/38	2,000	2,536
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,172
Hess Corp.:
5.6% 2/15/41	3,400	3,565
8.125% 2/15/19	6,000	7,539
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	$ 3,425	$ 3,435
3.5% 9/1/23	2,000	1,864
3.95% 9/1/22	7,000	6,913
5% 12/15/13	5,000	5,007
5% 3/1/43	1,000	930
5.625% 9/1/41	1,000	999
6.55% 9/15/40	3,000	3,320
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,471
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,051
5.125% 3/1/21	1,000	1,092
6.5% 3/1/41	1,000	1,130
Nexen, Inc.:
5.2% 3/10/15	900	943
5.875% 3/10/35	3,710	3,974
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,031
2.7% 2/15/23	6,000	5,562
3.125% 2/15/22	2,000	1,958
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,101
3.375% 10/1/22	5,000	4,726
Petro-Canada:
6.05% 5/15/18	3,650	4,273
6.8% 5/15/38	8,445	10,154
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,298
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,799
6.75% 1/27/41	6,275	5,967
7.875% 3/15/19	12,228	14,143
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,072
3.5% 1/30/23	1,850	1,685
4.875% 1/24/22	18,010	18,370
5.5% 6/27/44	8,600	7,611
Phillips 66 Co. 5.875% 5/1/42	9,500	10,338
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,110
5.75% 1/15/20	1,000	1,141
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
6.125% 1/15/17	$ 1,795	$ 2,041
6.65% 1/15/37	2,795	3,310
Shell International Finance BV:
1.125% 8/21/17	1,375	1,370
2.375% 8/21/22	3,000	2,778
6.375% 12/15/38	4,200	5,156
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,182
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,942
4.75% 3/15/24	4,825	5,004
Statoil ASA:
1.2% 1/17/18	5,575	5,498
1.95% 11/8/18	7,300	7,356
2.9% 10/15/14	1,500	1,532
3.7% 3/1/24	3,650	3,653
5.1% 8/17/40	2,000	2,080
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,206
6.85% 6/1/39	2,000	2,420
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,748
5.85% 2/1/37	2,000	1,872
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,616
Total Capital International SA:
1.55% 6/28/17	5,000	5,054
2.7% 1/25/23	1,900	1,772
2.875% 2/17/22	4,175	4,016
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,608
3.4% 6/1/15	1,000	1,042
6.1% 6/1/40	6,700	7,602
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,929
Valero Energy Corp. 6.625% 6/15/37	5,420	6,186
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	2,931
Williams Partners LP 3.35% 8/15/22	2,800	2,624
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,824
5.65% 4/1/16	1,189	1,323
		417,312
TOTAL ENERGY		463,442
FINANCIALS - 9.2%
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,252
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,043
4.25% 5/24/21	6,500	6,977
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,755
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,884
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,047
2.9% 7/19/18	2,800	2,874
3.3% 5/3/15	2,225	2,300
3.625% 2/7/16	5,000	5,274
3.625% 1/22/23	9,000	8,730
5.25% 7/27/21	4,500	4,951
5.625% 1/15/17	7,000	7,745
5.75% 1/24/22	4,300	4,853
5.95% 1/18/18	3,000	3,440
6% 6/15/20	1,650	1,907
6.15% 4/1/18	7,451	8,623
6.75% 10/1/37	14,860	16,480
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,060
Lazard Group LLC:
4.25% 11/14/20	2,650	2,649
6.85% 6/15/17	3,804	4,312
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,650
6.875% 4/25/18	6,991	8,346
7.75% 5/14/38	4,175	5,295
Morgan Stanley:
2.125% 4/25/18	8,000	7,989
2.875% 1/24/14	5,000	5,017
2.875% 7/28/14	1,000	1,015
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.75% 2/25/23	$ 6,775	$ 6,599
4.2% 11/20/14	7,250	7,496
4.75% 4/1/14	4,287	4,342
5.45% 1/9/17	236	263
5.5% 7/28/21	3,400	3,826
5.625% 9/23/19	2,000	2,296
5.75% 1/25/21	5,000	5,698
5.95% 12/28/17	5,745	6,630
6% 5/13/14	3,242	3,321
6% 4/28/15	5,666	6,054
6.375% 7/24/42	2,900	3,379
6.625% 4/1/18	5,055	5,960
7.25% 4/1/32	1,000	1,252
7.3% 5/13/19	3,000	3,679
State Street Corp. 2.875% 3/7/16	3,340	3,503
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,961
2.3% 7/28/16	1,000	1,037
5.45% 5/15/19	2,000	2,309
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,206
5.75% 4/25/18	830	966
5.875% 12/20/17	2,034	2,357
		217,602
Commercial Banks - 2.4%
American Express Bank FSB 6% 9/13/17	615	712
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,797
Bank of America NA:
5.3% 3/15/17	3,500	3,902
6% 10/15/36	2,419	2,749
Bank of Montreal:
1.4% 9/11/17	2,875	2,863
2.375% 1/25/19	3,700	3,746
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,106
4.375% 1/13/21	1,000	1,086
BB&T Corp.:
1.6% 8/15/17	5,700	5,701
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp.: - continued
2.05% 6/19/18	$ 1,900	$ 1,905
BNP Paribas 3.6% 2/23/16	10,380	10,969
BNP Paribas SA 2.7% 8/20/18	4,900	5,021
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,027
Capital One Bank NA 3.375% 2/15/23	2,424	2,280
Comerica, Inc. 3% 9/16/15	1,268	1,320
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,808
1.9% 9/18/17	4,750	4,810
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,659
4.375% 6/15/22	10,300	10,404
Credit Suisse 6% 2/15/18	15,651	18,065
Credit Suisse New York Branch 2.2% 1/14/14	7,948	7,967
Discover Bank:
2% 2/21/18	7,375	7,328
4.2% 8/8/23	7,000	7,021
European Investment Bank:
1.625% 6/15/17	4,640	4,748
2.875% 9/15/20	9,000	9,230
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,201
5% 4/11/22	6,170	6,820
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,628
3.625% 1/25/16	2,000	2,109
4.5% 6/1/18	824	894
8.25% 3/1/38	2,079	2,800
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,976
5.1% 4/5/21	2,800	3,110
6.5% 9/15/37	10,500	12,524
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,730
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,092
1% 9/15/16	9,000	9,105
2.375% 5/26/15	12,300	12,685
JPMorgan Chase Bank 6% 10/1/17	7,075	8,175
KeyBank NA 5.8% 7/1/14	1,109	1,142
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp. 3.75% 8/13/15	$ 7,000	$ 7,338
Nordic Investment Bank 0.5% 4/14/16	8,450	8,464
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,799
6.7% 6/10/19	2,500	3,044
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,028
3.95% 11/9/22	5,300	5,133
4.5% 1/11/21	1,000	1,065
5.25% 5/24/41	3,000	3,143
Regions Bank 7.5% 5/15/18	2,000	2,385
Regions Financial Corp. 2% 5/15/18	3,650	3,589
Royal Bank of Canada 2.3% 7/20/16	5,500	5,701
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,255
Societe Generale SA 2.625% 10/1/18	3,750	3,812
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,437
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,014
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,882
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,250
2.5% 7/14/16	1,200	1,250
U.S. Bancorp:
3.15% 3/4/15	5,000	5,172
4.125% 5/24/21	3,000	3,195
Union Bank NA 2.625% 9/26/18	2,750	2,822
Wachovia Corp. 5.75% 6/15/17	2,905	3,340
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,041
2.1% 5/8/17	2,725	2,805
3.45% 2/13/23	3,675	3,469
4.48% 1/16/24 (c)	3,816	3,791
5.375% 11/2/43	1,850	1,826
5.606% 1/15/44 (c)	11,380	11,619
5.625% 12/11/17	5,972	6,920
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,021
1.85% 12/9/13	9,800	9,802
2% 8/14/17	5,000	5,104
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.: - continued
4.875% 11/19/19	$ 3,700	$ 4,175
Zions Bancorp. 4.5% 6/13/23	2,850	2,835
		384,741
Consumer Finance - 1.6%
American Express Co.:
4.05% 12/3/42	11,475	10,099
7% 3/19/18	5,750	6,948
7.25% 5/20/14	1,500	1,547
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,972
2.75% 9/15/15	5,000	5,185
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,622
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,279
7.375% 5/23/14	1,578	1,628
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,585
2.75% 6/24/15	1,500	1,552
2.85% 6/1/22	4,000	3,827
Discover Financial Services:
5.2% 4/27/22	1,000	1,053
6.45% 6/12/17	2,263	2,576
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,844
2.75% 5/15/15	11,400	11,711
2.875% 10/1/18	1,575	1,615
3% 6/12/17	3,000	3,136
4.25% 2/3/17	7,600	8,222
4.25% 9/20/22	1,800	1,824
4.375% 8/6/23	4,000	4,052
5.875% 8/2/21	11,375	12,914
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,560
2.25% 11/9/15	6,228	6,419
2.95% 5/9/16	11,691	12,265
3.5% 6/29/15	12,081	12,630
4.65% 10/17/21	7,000	7,665
5.625% 9/15/17	7,044	8,089
5.625% 5/1/18	15,000	17,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
5.875% 1/14/38	$ 15,625	$ 17,689
6.375% 11/15/67 (f)	9,000	9,765
6.875% 1/10/39	4,000	5,064
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,217
HSBC U.S.A., Inc. 2.625% 9/24/18	7,500	7,728
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,533
1.3% 3/12/18	3,675	3,638
1.6% 3/3/14	8,400	8,428
2.25% 4/17/19	10,250	10,358
2.8% 1/27/23	5,000	4,720
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,783
1% 2/17/15	1,600	1,613
2.05% 1/12/17	9,000	9,244
		263,008
Diversified Financial Services - 2.0%
Bank of America Corp.:
2% 1/11/18	3,550	3,561
2.6% 1/15/19	3,775	3,815
4.1% 7/24/23	7,000	7,027
4.5% 4/1/15	16,765	17,579
5% 5/13/21	4,000	4,379
5.7% 1/24/22	6,250	7,107
5.75% 12/1/17	5,855	6,706
5.875% 1/5/21	6,640	7,626
6.5% 8/1/16	15,000	17,030
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,887
5.2% 7/10/14	2,000	2,057
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,563
4.5% 2/11/43	2,000	1,882
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,846
2.5% 11/6/22	3,000	2,765
3.125% 10/1/15	2,500	2,617
3.245% 5/6/22	7,750	7,595
3.875% 3/10/15	2,000	2,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
4.5% 10/1/20	$ 2,000	$ 2,180
4.75% 3/10/19	1,000	1,125
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,839
2.5% 9/26/18	750	761
2.65% 3/2/15	13,899	14,199
3.375% 3/1/23	6,000	5,752
3.953% 6/15/16	1,450	1,550
4.75% 5/19/15	7,193	7,592
5.5% 9/13/25	5,000	5,293
5.875% 1/30/42	4,500	5,031
6.125% 5/15/18	1,769	2,070
6.125% 8/25/36	3,650	3,845
8.125% 7/15/39	8,000	11,144
8.5% 5/22/19	1,688	2,194
CME Group, Inc.:
5.3% 9/15/43	2,800	2,932
5.75% 2/15/14	501	506
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,075
3.875% 8/18/14	5,000	5,122
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,993
6.375% 5/15/38	7,218	8,925
ING U.S., Inc. 5.7% 7/15/43 (c)	3,750	3,874
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,772
4% 10/15/23	3,750	3,814
International Finance Corp.:
2.25% 4/11/16	5,700	5,941
2.75% 4/20/15	6,625	6,851
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,206
2% 8/15/17	7,000	7,098
3.15% 7/5/16	1,500	1,576
3.25% 9/23/22	4,000	3,836
3.375% 5/1/23	1,900	1,766
3.4% 6/24/15	10,710	11,135
3.7% 1/20/15	5,000	5,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21	$ 2,000	$ 2,121
4.5% 1/24/22	13,000	13,799
4.625% 5/10/21	1,500	1,616
5.5% 10/15/40	5,700	6,134
5.6% 7/15/41	1,500	1,638
6.3% 4/23/19	10,000	11,911
KfW 2.75% 10/1/20	4,175	4,283
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,228
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,870
TECO Finance, Inc. 4% 3/15/16	2,875	3,061
		329,955
Insurance - 1.1%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,551
Allstate Corp. 6.2% 5/16/14	4,000	4,095
American International Group, Inc.:
3.375% 8/15/20	5,775	5,868
3.8% 3/22/17	16,400	17,578
4.875% 9/15/16	5,400	5,950
4.875% 6/1/22	9,000	9,750
5.05% 10/1/15	3,000	3,227
5.85% 1/16/18	2,000	2,309
6.4% 12/15/20	2,900	3,456
8.25% 8/15/18	4,000	5,064
Aon Corp. 3.125% 5/27/16	8,000	8,381
Aon PLC 4% 11/27/23	3,000	3,002
Assurant, Inc. 5.625% 2/15/14	1,894	1,911
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	580
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,573
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,243
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,096
2.55% 10/15/18	5,800	5,874
4.05% 10/15/23	6,775	6,780
MetLife, Inc.:
2.375% 2/6/14	3,000	3,010
4.125% 8/13/42	3,900	3,447
5% 6/15/15	1,153	1,229
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
5.875% 2/6/41	$ 2,400	$ 2,721
7.717% 2/15/19	9,000	11,346
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,968
5% 8/15/43	4,000	4,023
5.4% 6/13/35	447	468
5.5% 3/15/16	421	463
5.625% 5/12/41	2,000	2,172
5.7% 12/14/36	380	414
6.2% 1/15/15	1,340	1,422
6.2% 11/15/40	2,400	2,787
7.375% 6/15/19	3,000	3,730
8.875% 6/15/38 (f)	2,944	3,570
The Chubb Corp.:
5.75% 5/15/18	4,175	4,868
6.5% 5/15/38	3,510	4,403
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,124
		168,453
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,351
American Tower Corp. 3.4% 2/15/19	7,475	7,586
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,768
4.125% 5/15/21	2,100	2,173
DDR Corp.:
3.375% 5/15/23	2,825	2,615
4.625% 7/15/22	1,900	1,964
Duke Realty LP:
3.625% 4/15/23	2,750	2,565
5.4% 8/15/14	5,172	5,331
5.95% 2/15/17	630	705
6.5% 1/15/18	1,000	1,154
Federal Realty Investment Trust 3% 8/1/22	4,750	4,475
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,466
3.75% 3/15/23	8,660	8,209
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,310
6.65% 1/15/18	612	667
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. 6.875% 10/1/19	$ 1,000	$ 1,209
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,523
		53,071
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	2,907
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,619
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,084
ERP Operating LP:
3% 4/15/23	1,875	1,738
4.625% 12/15/21	5,700	6,089
Liberty Property LP:
3.375% 6/15/23	2,775	2,561
4.4% 2/15/24	7,425	7,388
4.75% 10/1/20	1,000	1,058
5.125% 3/2/15	840	880
5.5% 12/15/16	1,000	1,112
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,798
3.15% 5/15/23	4,700	4,152
4.5% 4/18/22	4,210	4,198
Regency Centers LP:
5.25% 8/1/15	2,113	2,252
5.875% 6/15/17	1,046	1,174
Simon Property Group LP:
2.8% 1/30/17	4,700	4,902
4.125% 12/1/21	3,200	3,348
4.2% 2/1/15	1,820	1,880
5.65% 2/1/20	4,300	4,928
Tanger Properties LP:
6.125% 6/1/20	4,408	5,119
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,705
		69,918
TOTAL FINANCIALS		1,486,748
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	$ 3,100	$ 3,140
2.5% 11/15/16	2,000	2,077
3.875% 11/15/21	9,600	9,828
5.15% 11/15/41	11,150	10,968
5.85% 6/1/17	2,928	3,347
		29,360
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,353
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,944
4.125% 6/1/21	7,000	7,323
4.125% 11/15/42	4,411	3,841
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,706
4.35% 11/1/42	2,000	1,771
Cigna Corp. 4% 2/15/22	4,600	4,716
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,965
6.3% 8/15/14	3,584	3,723
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,178
3.9% 2/15/22	10,400	10,457
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,451
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,731
McKesson Corp.:
0.95% 12/4/15	2,850	2,852
1.4% 3/15/18	4,725	4,602
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,065
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,761
4.375% 3/15/42	11,800	10,819
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,589
1.875% 1/15/18	2,000	1,992
3.3% 1/15/23	2,000	1,892
4.625% 5/15/42	2,600	2,368
4.65% 1/15/43	2,000	1,835
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
5% 12/15/14	$ 7,200	$ 7,525
5.8% 8/15/40	4,000	4,235
		94,341
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,083
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,753
1.75% 11/6/17	5,700	5,744
2.9% 11/6/22	5,700	5,368
4.4% 11/6/42	4,775	4,365
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,235
6.45% 9/15/37	3,250	3,931
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,216
5.45% 5/1/18	2,905	3,370
Johnson & Johnson:
1.2% 5/15/14	4,700	4,718
4.85% 5/15/41	4,260	4,513
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,875
2.25% 1/15/16	1,000	1,033
2.4% 9/15/22	2,000	1,846
3.6% 9/15/42	2,000	1,662
3.875% 1/15/21	1,000	1,058
4% 6/30/15	3,000	3,165
5% 6/30/19	5,970	6,867
5.85% 6/30/39	1,000	1,158
Mylan, Inc. 1.35% 11/29/16	5,295	5,305
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,469
3.7% 9/21/42	2,825	2,445
4.125% 2/10/14	12,903	12,991
Perrigo Co. Ltd. 2.3% 11/8/18 (c)	4,609	4,622
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,247
6.2% 3/15/19	4,000	4,807
7.2% 3/15/39	5,400	7,225
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA 1.25% 4/10/18	$ 7,550	$ 7,428
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,114
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,118
3.25% 10/1/22	3,000	2,810
Wyeth LLC 5.5% 2/1/14	5,400	5,445
Zoetis, Inc.:
1.875% 2/1/18	1,000	998
3.25% 2/1/23	1,000	941
4.7% 2/1/43	1,000	926
		141,768
TOTAL HEALTH CARE		269,905
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,662
General Dynamics Corp. 2.25% 7/15/16	2,400	2,487
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,565
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,091
4.85% 9/15/41	2,700	2,662
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,830
4.75% 6/1/43	4,000	3,775
Raytheon Co.:
3.125% 10/15/20	2,000	2,023
4.875% 10/15/40	1,000	999
The Boeing Co.:
5% 3/15/14	3,000	3,039
6% 3/15/19	1,000	1,192
6.875% 3/15/39	3,300	4,402
United Technologies Corp.:
3.1% 6/1/22	2,875	2,824
4.5% 4/15/20	4,000	4,396
4.5% 6/1/42	3,000	2,915
5.7% 4/15/40	2,000	2,283
6.125% 2/1/19	4,000	4,797
		53,942
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	$ 3,900	$ 3,946
6.2% 1/15/38	2,500	3,057
		7,003
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (c)	3,750	3,919
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,677
6.648% 3/15/19	1,671	1,771
6.9% 7/2/19	605	648
		11,015
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,566
Waste Management, Inc. 2.9% 9/15/22	6,675	6,177
		10,743
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,616
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,717
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,096
6% 10/15/17	2,902	3,361
6.55% 10/15/37	4,250	5,298
Danaher Corp.:
1.3% 6/23/14	2,900	2,917
3.9% 6/23/21	2,900	3,043
General Electric Co. 5.25% 12/6/17	18,540	21,251
		41,683
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,629
5.3% 9/15/35	7,000	7,467
Deere & Co. 5.375% 10/16/29	1,000	1,109
		14,205
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,582
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 2,800	$ 2,607
3.05% 3/15/22	10,000	9,567
4.375% 9/1/42	4,500	4,072
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,904
CSX Corp.:
4.1% 3/15/44	6,775	5,798
7.375% 2/1/19	10,000	12,298
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,183
3.25% 12/1/21	5,000	4,923
3.95% 10/1/42	1,900	1,604
5.75% 1/15/16	10,000	10,999
Union Pacific Corp. 4.75% 9/15/41	2,800	2,752
		72,289
TOTAL INDUSTRIALS		216,496
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,075
4.45% 1/15/20	2,000	2,199
4.95% 2/15/19	3,479	3,960
5.9% 2/15/39	12,416	13,925
		23,159
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,035
3.3% 12/9/16	5,250	5,497
4.3% 6/1/21	2,780	2,817
4.75% 6/2/14	8,300	8,464
6% 9/15/41	1,500	1,483
		20,296
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	3,000	3,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,696
7.125% 10/1/37	2,475	2,902
		8,599
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,864
Google, Inc.:
1.25% 5/19/14	4,720	4,743
3.625% 5/19/21	3,780	3,965
		17,572
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,310
1.95% 7/22/16	1,500	1,548
7.625% 10/15/18	13,000	16,450
		29,308
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,039
4.5% 5/15/21	4,000	4,096
5.625% 12/15/19	1,000	1,118
8.25% 5/15/14	3,902	4,033
		10,286
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,087
2.95% 6/1/14	2,000	2,026
4.2% 6/1/19	2,000	2,219
5.3% 2/8/41	1,500	1,594
Oracle Corp.:
5.375% 7/15/40	11,500	12,357
5.75% 4/15/18	7,400	8,649
		28,932
TOTAL INFORMATION TECHNOLOGY		138,152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	$ 1,000	$ 1,094
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,128
3.625% 1/15/21	5,000	5,185
4.625% 1/15/20	3,000	3,286
Ecolab, Inc.:
1% 8/9/15	4,750	4,768
1.45% 12/8/17	6,650	6,564
Lubrizol Corp. 8.875% 2/1/19	919	1,212
LYB International Finance BV 4% 7/15/23	5,625	5,620
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,019
3.75% 9/30/15	2,000	2,102
4.875% 3/30/20	1,500	1,639
5.625% 12/1/40	1,800	1,910
Praxair, Inc.:
2.45% 2/15/22	4,650	4,339
3.25% 9/15/15	3,200	3,356
The Dow Chemical Co.:
3% 11/15/22	4,900	4,562
4.125% 11/15/21	7,700	7,922
8.55% 5/15/19	2,358	3,051
9.4% 5/15/39	3,000	4,475
The Mosaic Co. 5.625% 11/15/43	3,750	3,817
		73,049
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,046
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,098
6.8% 8/1/19	3,000	3,574
		6,672
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,231
5.25% 4/1/42	4,500	3,710
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,165
2.875% 2/24/22	9,300	8,932
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (U.S.A.) Ltd.: - continued
5.5% 4/1/14	$ 2,500	$ 2,542
6.5% 4/1/19	2,500	3,035
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,399
3.1% 3/15/20	3,800	3,674
3.55% 3/1/22	5,125	4,779
3.875% 3/15/23	2,000	1,878
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,056
6.25% 10/1/39	1,600	1,429
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,234
3.75% 9/20/21	3,200	3,217
5.2% 11/2/40	1,000	1,004
6.5% 7/15/18	1,398	1,669
7.125% 7/15/28	2,000	2,508
8.95% 5/1/14	4,000	4,136
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,016
2.875% 8/21/22	6,000	5,587
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,888
5.2% 3/1/42	5,200	4,491
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,800
6.25% 1/23/17	9,395	10,536
		104,916
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,154
TOTAL MATERIALS		198,837
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,230
4.35% 6/15/45	24,760	20,480
5.55% 8/15/41	7,300	7,256
5.8% 2/15/19	4,000	4,632
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
6.3% 1/15/38	$ 838	$ 907
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	155
British Telecommunications PLC:
2% 6/22/15	7,000	7,129
9.625% 12/15/30	4,515	6,706
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,316
France Telecom SA:
2.125% 9/16/15	1,000	1,019
5.375% 7/8/19	4,000	4,511
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,226
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,053
4.949% 1/15/15	3,000	3,126
5.462% 2/16/21	2,700	2,863
5.877% 7/15/19	2,000	2,260
6.421% 6/20/16	1,151	1,286
7.045% 6/20/36	2,600	2,827
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,454
2% 11/1/16	9,600	9,829
4.5% 9/15/20	23,600	25,342
4.75% 11/1/41	1,000	909
5.15% 9/15/23	23,600	25,185
6.25% 4/1/37	3,121	3,399
6.35% 4/1/19	6,000	7,100
6.55% 9/15/43	12,400	14,112
6.9% 4/15/38	6,025	7,021
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,330
		193,663
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,908
6.125% 11/15/37	8,365	8,846
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,883
5.45% 10/1/43	5,775	5,833
Verizon Wireless Capital LLC 8.5% 11/15/18	3,486	4,484
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.25% 9/26/17	$ 4,000	$ 3,936
1.5% 2/19/18	7,700	7,568
2.5% 9/26/22	3,000	2,668
2.875% 3/16/16	440	458
2.95% 2/19/23	6,900	6,311
3.375% 11/24/15	1,000	1,048
5% 12/16/13	2,275	2,279
5.45% 6/10/19	6,000	6,888
		60,110
TOTAL TELECOMMUNICATION SERVICES		253,773
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,076
AmerenUE:
3.9% 9/15/42	3,700	3,293
6.4% 6/15/17	2,959	3,435
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,966
2.95% 12/15/22	4,000	3,739
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,763
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,163
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,586
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,571
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,428
3.4% 9/1/21	1,000	1,014
5.8% 3/15/18	9,945	11,582
Dayton Power & Light Co. 1.875% 9/15/16 (c)	3,750	3,786
Detroit Edison Co. 2.65% 6/15/22	8,000	7,564
Duke Capital LLC 5.668% 8/15/14	2,036	2,106
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,386
5.25% 1/15/18	4,355	4,988
6% 1/15/38	3,450	4,058
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,673
3.95% 9/15/14	4,500	4,618
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.: - continued
3.95% 10/15/23	$ 2,443	$ 2,465
Edison International 3.75% 9/15/17	3,000	3,184
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,516
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,547
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,623
Mississippi Power Co. 4.25% 3/15/42	1,840	1,592
Nevada Power Co. 6.5% 8/1/18	1,555	1,866
Northern States Power Co.:
3.4% 8/15/42	2,000	1,636
5.25% 3/1/18	10,500	12,002
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,625
3.75% 8/15/42	5,900	4,898
5.4% 1/15/40	4,000	4,171
PacifiCorp 6% 1/15/39	6,193	7,309
Pennsylvania Electric Co. 6.05% 9/1/17	757	850
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,809
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,515
4.2% 6/15/22	2,000	2,001
4.7% 6/1/43	1,800	1,588
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,893
6% 12/1/39	3,200	3,581
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,063
3.65% 9/1/42	2,825	2,415
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,236
6.55% 5/15/36	5,500	6,632
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,703
6% 5/15/37	2,000	2,354
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,312
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,146
		189,335
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	$ 2,000	$ 1,770
Southern Natural Gas Co. 5.9% 4/1/17 (c)	438	497
		2,267
Independent Power Producers & Energy Traders - 0.0%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,521
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,319
		8,840
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,876
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,340
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,193
5.5% 12/1/39	2,500	2,777
Consumers Energy Co. 2.85% 5/15/22	6,650	6,392
Delmarva Power & Light 4% 6/1/42	4,000	3,614
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,029
2.5481% 9/30/66 (f)	1,000	931
4.9% 8/1/41	2,000	1,958
7.5% 6/30/66 (f)	1,000	1,074
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43 (c)	1,650	1,647
5.75% 4/1/18	3,750	4,349
6.5% 9/15/37	7,605	8,931
National Grid PLC 6.3% 8/1/16	1,463	1,656
NiSource Finance Corp.:
4.8% 2/15/44	5,500	4,912
5.25% 9/15/17	835	928
5.4% 7/15/14	1,334	1,373
5.45% 9/15/20	5,111	5,711
6.25% 12/15/40	2,453	2,651
6.4% 3/15/18	1,532	1,783
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	997
Sempra Energy:
2.875% 10/1/22	3,000	2,778
4.05% 12/1/23	5,000	5,004
6% 10/15/39	1,000	1,114
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,398
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,328
		76,744
TOTAL UTILITIES		277,186
TOTAL NONCONVERTIBLE BONDS (Cost $3,734,247)		3,886,051
U.S. Government and Government Agency Obligations - 41.1%

U.S. Government Agency Obligations - 4.1%
Fannie Mae:
0.5% 3/30/16	28,500	28,535
0.875% 8/28/14	68,669	69,028
0.875% 10/26/17	32,907	32,642
1.875% 9/18/18	15,050	15,325
5% 3/15/16	28,200	31,113
Federal Farm Credit Bank 3% 9/22/14	50,000	51,140
Federal Home Loan Bank:
0.375% 1/29/14	20,085	20,093
0.625% 12/28/16	28,350	28,348
1% 6/21/17	35,300	35,456
5% 11/17/17	33,300	38,483
5.5% 7/15/36	1,500	1,769
Freddie Mac:
0.5% 5/13/16	30,000	30,040
0.875% 10/14/16	24,375	24,567
1% 8/27/14	13,211	13,297
1% 6/29/17	2,660	2,665
1% 9/29/17	32,075	31,999
1.375% 5/1/20	14,000	13,339
1.75% 9/10/15	20,385	20,909
2.375% 1/13/22	13,000	12,637
3.75% 3/27/19	2,300	2,534
4.875% 6/13/18	66,960	77,214
6.25% 7/15/32	7,700	9,949
6.75% 3/15/31	26,000	34,981
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 21,606
5.375% 4/1/56	5,395	5,713
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		653,382
U.S. Treasury Obligations - 37.0%
U.S. Treasury Bonds:
2.75% 8/15/42	1,290	1,047
2.875% 5/15/43	40,290	33,441
3.125% 2/15/43	74,730	65,541
3.5% 2/15/39	12,115	11,682
3.625% 8/15/43	7,730	7,474
3.875% 8/15/40	30,080	30,794
4.25% 5/15/39	26,000	28,385
4.25% 11/15/40	811	883
4.375% 2/15/38	8,200	9,134
4.375% 11/15/39	100	111
4.375% 5/15/40	8,000	8,896
4.375% 5/15/41	57,765	64,155
4.5% 2/15/36	17,930	20,379
4.5% 5/15/38	15,000	17,020
4.5% 8/15/39	39,000	44,265
4.625% 2/15/40	21,500	24,849
4.75% 2/15/37	11,000	12,935
4.75% 2/15/41	54,830	64,579
5% 5/15/37	11,000	13,377
5.375% 2/15/31 (i)	53,470	67,088
6.25% 5/15/30	86,360	117,949
8.75% 5/15/17	8,000	10,175
8.875% 8/15/17	5,000	6,461
8.875% 2/15/19	6,960	9,580
9% 11/15/18	4,000	5,478
9.125% 5/15/18	3,000	4,043
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,569
0.125% 4/30/15	91,500	91,403
0.25% 2/15/15	104,540	104,605
0.25% 2/28/15	22,700	22,715
0.25% 5/15/15	50,890	50,920
0.25% 7/15/15	43,300	43,310
0.25% 8/15/15	68,575	68,580
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 9/15/15	$ 40,400	$ 40,394
0.25% 10/15/15	52,890	52,873
0.25% 12/15/15	923	922
0.25% 4/15/16	144,180	143,775
0.25% 5/15/16	84,000	83,711
0.375% 3/15/15	36,320	36,402
0.375% 4/15/15	5,240	5,253
0.375% 6/15/15	56,410	56,542
0.375% 6/30/15	65,010	65,162
0.375% 11/15/15	123,640	123,862
0.375% 1/15/16	54,106	54,178
0.375% 2/15/16	91,200	91,286
0.375% 3/15/16	7,580	7,585
0.5% 8/15/14	59,900	60,045
0.5% 6/15/16	41,060	41,156
0.625% 7/15/14	49,330	49,478
0.625% 7/15/16	147,580	148,272
0.625% 8/15/16	50,050	50,257
0.625% 11/15/16	34,620	34,704
0.625% 5/31/17	31,820	31,639
0.625% 9/30/17	41,265	40,801
0.75% 10/31/17	32,870	32,603
0.75% 2/28/18	11,460	11,296
0.75% 3/31/18	14,410	14,179
0.875% 9/15/16	29,720	30,038
0.875% 11/30/16	71,530	72,161
0.875% 12/31/16	12,063	12,160
0.875% 1/31/17	54,880	55,274
0.875% 2/28/17	109,294	109,977
0.875% 1/31/18	9,310	9,241
0.875% 7/31/19	18,460	17,686
1% 8/31/16	100,010	101,409
1% 9/30/16	46,030	46,659
1% 10/31/16	86,750	87,868
1% 3/31/17	45,115	45,534
1% 5/31/18	4,670	4,632
1.125% 4/30/20	19,050	18,132
1.25% 4/15/14	42,353	42,528
1.25% 8/31/15	76,590	77,924
1.25% 9/30/15	6,000	6,108
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/15	$ 39,660	$ 40,399
1.25% 10/31/18 (b)	45,190	45,003
1.25% 4/30/19	1,150	1,133
1.375% 6/30/18	31,800	32,016
1.375% 7/31/18	1,175	1,182
1.375% 9/30/18	126,860	127,256
1.375% 2/28/19	98,500	98,100
1.375% 1/31/20	28,120	27,380
1.5% 6/30/16	86,270	88,676
1.5% 7/31/16	31,340	32,202
1.5% 8/31/18	252,040	254,639
1.5% 3/31/19	12,800	12,800
1.625% 8/15/22	113,224	105,157
1.75% 7/31/15	53,000	54,327
1.75% 5/31/16	13,840	14,302
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,751
1.75% 5/15/23	4,610	4,247
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,480
1.875% 9/30/17	11,325	11,728
1.875% 10/31/17	40,860	42,303
1.875% 6/30/20	24,290	24,159
2% 4/30/16	49,100	51,006
2% 2/15/23	128,980	122,289
2.125% 5/31/15	86,030	88,480
2.125% 12/31/15	18,710	19,417
2.125% 2/29/16	145,700	151,539
2.125% 8/31/20	49,753	50,095
2.125% 8/15/21	90,750	89,821
2.25% 5/31/14	20,570	20,785
2.25% 3/31/16	54,000	56,384
2.25% 11/30/17	11,000	11,546
2.375% 2/28/15	9,084	9,329
2.5% 3/31/15	52,000	53,578
2.5% 4/30/15	50,580	52,216
2.5% 8/15/23	97,170	95,356
2.625% 6/30/14	31,801	32,258
2.625% 7/31/14	11,830	12,024
2.625% 2/29/16	13,600	14,297
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 4/30/18	$ 10,200	$ 10,849
2.625% 8/15/20	141,000	146,805
2.625% 11/15/20	94,180	97,704
2.75% 11/30/16	25,000	26,607
2.75% 12/31/17	3,000	3,209
2.75% 11/15/23	48,760	48,798
3% 8/31/16	12,402	13,251
3% 9/30/16	22,000	23,528
3.125% 10/31/16	23,900	25,670
3.125% 5/15/21	50,876	54,187
3.25% 5/31/16	14,200	15,207
3.25% 12/31/16	25,000	27,014
3.375% 11/15/19	27,740	30,384
3.5% 2/15/18	4,000	4,399
3.5% 5/15/20	81,800	89,980
3.625% 8/15/19	10	11
3.625% 2/15/20	59,600	66,072
3.625% 2/15/21	39,800	43,867
3.875% 5/15/18	8,000	8,948
4% 2/15/15	9,600	10,038
4% 8/15/18	22,000	24,790
4.125% 5/15/15	19,300	20,392
4.25% 11/15/17	16,000	18,030
4.5% 5/15/17	13,000	14,653
4.625% 11/15/16	15,000	16,778
4.625% 2/15/17	14,000	15,754
5.125% 5/15/16	13,100	14,615
TOTAL U.S. TREASURY OBLIGATIONS		5,977,740
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,500,367)		6,631,122
U.S. Government Agency - Mortgage Securities - 29.2%

Fannie Mae - 17.6%
2.209% 11/1/34 (f)	15,649	16,497
2.5% 3/1/27 to 12/1/28	226,050	226,088
2.5% 12/1/28 (e)	2,000	1,998
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 11/1/20 to 11/1/43	$ 587,260	$ 575,332
3% 12/1/28 (e)	17,000	17,534
3% 12/1/28 (e)	9,000	9,283
3% 12/1/43 (e)	3,000	2,896
3.11% 4/1/41 (f)	10,862	11,453
3.494% 11/1/34 (f)	1,291	1,360
3.5% 10/1/18 to 11/1/43	429,758	435,516
3.5% 12/1/28 (e)	47,500	50,087
3.5% 12/1/28 (e)	4,000	4,218
3.5% 12/1/43 (e)	10,000	10,090
4% 2/1/24 to 9/1/43	420,270	440,861
4% 12/1/28 (e)	1,000	1,064
4% 12/1/43 (e)	32,000	33,398
4.5% 4/1/18 to 11/1/41	307,071	328,107
4.5% 12/1/43 (e)	27,500	29,354
4.5% 12/1/43 (e)	4,000	4,270
4.5% 12/1/43 (e)	6,000	6,405
5% 6/1/20 to 4/1/41	122,286	132,476
5% 12/1/43 (e)	111,500	121,274
5.5% 8/1/14 to 7/1/41	153,484	167,821
5.5% 12/1/43 (e)	5,000	5,470
5.5% 12/1/43 (e)	2,000	2,188
6% 8/1/22 to 7/1/41	132,405	146,252
6.5% 4/1/19 to 6/1/40	47,266	52,886
TOTAL FANNIE MAE		2,834,178
Freddie Mac - 4.2%
1.862% 3/1/36 (f)	8,518	8,826
2.353% 12/1/35 (f)	6,920	7,326
2.5% 5/1/23 to 3/1/28	51,362	51,461
2.736% 9/1/37 (f)	2,153	2,295
3% 3/1/27 to 6/1/43	141,299	139,576
3.5% 9/1/18 to 9/1/43	153,912	156,758
4% 8/1/31 to 1/1/42	83,286	86,723
4.5% 6/1/25 to 10/1/41	97,750	104,332
4.708% 3/1/35 (f)	3,451	3,645
5% 4/1/23 to 9/1/40	58,246	63,031
5.5% 3/1/34 to 12/1/39	44,924	48,829
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 4/1/32 to 8/1/37	$ 2,951	$ 3,269
6.5% 8/1/36 to 12/1/37	1,534	1,712
TOTAL FREDDIE MAC		677,783
Ginnie Mae - 7.4%
3% 4/15/42 to 10/20/43	238,220	233,054
3% 12/1/43 (e)	1,000	977
3% 12/1/43 (e)	2,000	1,953
3.5% 10/15/40 to 9/15/43	201,745	206,425
3.5% 12/1/43 (e)	5,000	5,101
3.5% 12/1/43 (e)	9,200	9,402
3.5% 12/1/43 (e)	20,700	21,154
3.5% 12/1/43 (e)	41,600	42,513
4% 1/15/25 to 3/15/42	153,601	162,269
4% 12/1/43 (e)	9,000	9,476
4% 12/1/43 (e)	12,000	12,635
4% 12/1/43 (e)	11,300	11,922
4.5% 9/15/33 to 9/20/42	155,425	167,689
4.5% 12/1/43 (e)	7,000	7,522
4.5% 12/1/43 (e)	49,000	52,901
5% 7/15/38 to 9/15/41	132,085	145,362
5.5% 10/15/33 to 12/20/41	50,655	55,635
6% 5/20/34 to 12/15/40	32,894	36,733
6.5% 8/20/36 to 2/15/39	13,759	15,586
TOTAL GINNIE MAE		1,198,309
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,702,076)		4,710,270
Asset-Backed Securities - 0.3%

Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,658
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,623
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,026
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,821
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,805
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	4,634	4,853
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	$ 4,675	$ 4,692
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,731
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,705
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,882
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,767
TOTAL ASSET-BACKED SECURITIES (Cost $43,082)		43,563
Commercial Mortgage Securities - 1.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (f)	636	655
Series 2006-3 Class A4, 5.889% 7/10/44	6,760	7,382
Series 2006-5 Class A2, 5.317% 9/10/47	3,155	3,173
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,600
Series 2007-4 Class A3, 5.8111% 2/10/51 (f)	776	793
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	3,939	4,086
Series 2006-6 Class E, 5.619% 10/10/45 (c)	733	69
Series 2007-3:
Class A3, 5.5593% 6/10/49 (f)	2,118	2,128
Class A4, 5.5593% 6/10/49 (f)	2,643	2,938
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,014
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (c)(f)(g)	4,385	307
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7077% 6/11/40 (f)	16,612	18,776
Series 2006-T22 Class A4, 5.5794% 4/12/38 (f)	159	173
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (c)	784	792
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,312
Series 2007-C6 Class A4, 5.7051% 12/10/49 (f)	9,950	11,253
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 4,412	$ 4,870
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,259
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	238
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	1,034
COMM pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7998% 12/10/49 (f)	2,805	3,189
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,150	6,724
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,816
Series 2007-C3 Class A4, 5.6842% 6/15/39 (f)	6,677	7,346
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,284
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (c)(f)	4,524	4,150
Credit Suisse First Boston Mortgage Securities Corp. sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	46	46
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3177% 2/15/22 (c)(f)	480	473
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(f)	1,938	259
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,499
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (c)(f)	477	472
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,077
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (f)	13,520	14,849
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (f)	345	348
Series 2006-CB17 Class A4, 5.429% 12/12/43	11,040	12,026
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	886
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	583
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (f)	28,547	31,980
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (f)	1,430	1,441
Class A4, 5.813% 6/15/49 (f)	8,435	9,481
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDPX Class A3, 5.42% 1/15/49	$ 11,700	$ 12,956
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (f)	3,650	4,004
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (f)	108	32
Class C, 5.7062% 2/12/49 (f)	283	56
Class D, 5.7062% 2/12/49 (f)	298	47
Series 2007-LDP10 Class ES, 5.6968% 1/15/49 (c)(f)	656	28
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (f)	3,327	3,755
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	627
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,044
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,290
Series 2007-C2 Class A3, 5.43% 2/15/40	507	563
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,742
Series 2007-C7 Class A3, 5.866% 9/15/45	5,438	6,093
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4211% 1/12/44 (c)(f)	1,103	975
Series 2007-C1 Class A4, 5.8524% 6/12/50 (f)	4,800	5,368
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,049
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (f)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	612	632
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,672
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	2,000	2,220
Series 2007-7 Class A4, 5.7367% 6/12/50 (f)	4,438	4,951
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	302
Series 2007-8 Class A3, 5.8928% 8/12/49 (f)	1,094	1,232
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.328% 10/15/20 (c)(f)	728	721
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	340	344
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,545
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (f)	332	357
Series 2006-T23 Class A3, 5.8072% 8/12/41 (f)	647	651
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	2,113
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	$ 179	$ 63
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,662	17,370
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,344
Series 2007-C32 Class A3, 5.7326% 6/15/49 (f)	8,092	9,035
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (f)	2,430	2,692
Class A5, 5.9245% 2/15/51 (f)	839	952
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,314
Series 2005-C22:
Class B, 5.3794% 12/15/44 (f)	2,812	2,642
Class F, 5.3794% 12/15/44 (c)(f)	2,115	430
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	8,005
Series 2006-C25 Class AM, 5.7243% 5/15/43 (f)	664	722
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $247,160)		313,782
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	12,742
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,013
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,078
7.55% 4/1/39	15,000	20,150
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,122
Series 2011:
4.511% 3/1/15	1,590	1,649
4.961% 3/1/16	2,830	3,010
5.877% 3/1/19	2,080	2,254
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,227
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	5,804
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,581
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,857
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	$ 5,235	$ 6,209
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,381
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,131
TOTAL MUNICIPAL SECURITIES (Cost $106,554)		111,208
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,472
5.625% 1/7/41	14,750	14,197
6% 1/17/17	3,000	3,353
Canadian Government:
0.875% 2/14/17	2,200	2,215
2.375% 9/10/14	3,000	3,051
Chilean Republic 3.25% 9/14/21	9,000	8,933
Colombian Republic:
2.625% 3/15/23	7,575	6,666
4% 2/26/24	1,650	1,592
6.125% 1/18/41	4,750	5,023
Export Development Canada:
1.25% 10/26/16	4,000	4,075
1.5% 10/3/18	1,700	1,706
Israeli State 4% 6/30/22	7,000	7,315
Italian Republic:
3.125% 1/26/15	16,000	16,400
5.375% 6/12/17	2,375	2,608
6.875% 9/27/23	6,000	7,195
KfW:
0.5% 4/19/16	8,000	8,013
1% 1/12/15	38,700	39,036
1% 6/11/18	5,900	5,828
2.125% 1/17/23	12,000	11,250
4% 1/27/20	3,000	3,329
4.875% 6/17/19	25,000	29,038
Korean Republic 7.125% 4/16/19	6,650	8,270
Manitoba Province:
1.3% 4/3/17	3,420	3,469
2.1% 9/6/22	1,900	1,743
New Brunswick Province 2.75% 6/15/18	4,350	4,566
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Ontario Province:
1% 7/22/16	$ 17,000	$ 17,141
4% 10/7/19	15,000	16,519
Panamanian Republic:
4.3% 4/29/53	5,675	4,270
5.2% 1/30/20	1,800	1,956
Peruvian Republic:
5.625% 11/18/50	3,300	3,242
6.55% 3/14/37	3,075	3,475
7.125% 3/30/19	1,900	2,275
Philippine Republic:
6.375% 10/23/34	10,375	12,334
6.5% 1/20/20	10,144	12,008
Polish Government:
3.875% 7/16/15	4,350	4,562
5% 10/19/15	3,050	3,273
5% 3/23/22	14,500	15,588
Province of British Columbia 1.2% 4/25/17	7,600	7,688
Province of Quebec 2.75% 8/25/21	20,000	19,613
South African Republic:
5.875% 5/30/22	1,900	2,038
6.875% 5/27/19	6,750	7,729
Turkish Republic:
6% 1/14/41	13,200	12,375
6.25% 9/26/22	13,225	14,100
6.75% 4/3/18	8,375	9,317
United Mexican States:
3.625% 3/15/22	3,000	2,973
4% 10/2/23	18,750	18,581
4.75% 3/8/44	9,700	8,497
6.05% 1/11/40	6,000	6,405
Uruguay Republic:
4.125% 11/20/45	4,750	3,610
4.5% 8/14/24	3,625	3,598
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $432,149)		428,510
Supranational Obligations - 1.3%
	Principal Amount (000s)	Value (000s)
African Development Bank:
0.875% 3/15/18	$ 1,900	$ 1,872
1.125% 3/15/17	1,300	1,313
1.625% 10/2/18	2,800	2,819
3% 5/27/14	5,000	5,067
Asian Development Bank:
1.125% 3/15/17	5,000	5,060
2.75% 5/21/14	30,000	30,356
Council of Europe Development Bank:
1% 3/7/18	1,900	1,874
2.625% 2/16/16	4,250	4,449
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,684
1.625% 9/3/15	4,750	4,853
2.5% 3/15/16	3,800	3,980
European Investment Bank:
1.625% 12/18/18	30,900	30,986
1.75% 3/15/17	5,000	5,147
2.875% 1/15/15	5,000	5,147
3.125% 6/4/14	72,000	73,072
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,319
3% 4/22/14	7,700	7,783
3% 10/4/23	3,575	3,567
3.875% 9/17/19	5,000	5,538
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $213,460)		216,792
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,480)	3,422	3,576
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(f) (Cost $1,143)	1,725	1,949
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $261,396)	261,396,256	$ 261,396
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (h) (Cost $43,709)	$ 43,709	43,709
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $16,288,823)		16,651,928
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(500,128)
NET ASSETS - 100%		$ 16,151,800
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
5% 12/1/43	$ (1,000)	(1,088)
Ginnie Mae
5% 12/1/43	(3,000)	(3,261)
TOTAL TBA SALE COMMITMENTS (Proceeds $4,368)		$ (4,349)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,708,000 or 0.3% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Includes investment made with cash collateral received from securities on loan.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $412,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty (Amounts in thousands)	Value
$43,709,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 7,008
Mizuho Securities USA, Inc.	33,898
RBS Securities, Inc.	2,803
$ 43,709
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 50
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,886,051	$ -	$ 3,886,051	$ -
U.S. Government and Government Agency Obligations	6,631,122	-	6,631,122	-
U.S. Government Agency - Mortgage Securities	4,710,270	-	4,710,270	-
Asset-Backed Securities	43,563	-	43,563	-
Commercial Mortgage Securities	313,782	-	313,719	63
Municipal Securities	111,208	-	111,208	-
Foreign Government and Government Agency Obligations	428,510	-	428,510	-
Supranational Obligations	216,792	-	216,792	-
Bank Notes	3,576	-	3,576	-
Preferred Securities	1,949	-	1,949	-
Money Market Funds	261,396	261,396	-	-
Cash Equivalents	43,709	-	43,709	-
Total Investments in Securities:	$ 16,651,928	$ 261,396	$ 16,390,469	$ 63
Other Financial Instruments:
TBA Sale Commitments	$ (4,349)	$ -	$ (4,349)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $16,328,242,000. Net unrealized appreciation aggregated $323,686,000, of which $513,078,000 related to appreciated investment securities and $189,392,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund -

November 30, 2013

1.873111.105

LIG-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	$ 17,512,000	$ 17,661,850
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	2,684,000	2,684,907
4.25% 6/15/23 (e)	18,902,000	18,696,176
5.75% 6/15/43 (e)	13,602,000	13,970,410
		35,351,493
Media - 1.9%
Comcast Corp.:
4.5% 1/15/43	30,000,000	27,232,890
4.65% 7/15/42	24,537,000	22,565,035
4.95% 6/15/16	9,131,000	10,036,713
5.15% 3/1/20	1,226,000	1,383,084
5.9% 3/15/16	3,813,000	4,242,134
COX Communications, Inc. 3.25% 12/15/22 (e)	9,297,000	8,513,142
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,744,089
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,451,070
6.35% 6/1/40	10,151,000	11,328,668
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,489,826
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	12,847,195
News America, Inc.:
6.15% 3/1/37	8,831,000	9,673,795
6.15% 2/15/41	34,925,000	38,622,615
Thomson Reuters Corp. 1.3% 2/23/17	8,556,000	8,564,103
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	35,513,011
4.5% 9/15/42	68,011,000	50,314,334
5.5% 9/1/41	12,590,000	10,209,835
5.85% 5/1/17	7,927,000	8,738,099
5.875% 11/15/40	11,964,000	10,173,803
6.75% 7/1/18	23,280,000	26,234,744
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	19,706,421
5.375% 10/15/41	22,803,000	22,680,571
5.875% 11/15/16	4,039,000	4,580,085
6.2% 3/15/40	15,555,000	16,870,191
6.5% 11/15/36	6,573,000	7,320,685
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 3,555,000	$ 3,599,917
3.5% 4/1/17	15,103,000	15,984,351
4.375% 3/15/43	4,910,000	4,084,305
		445,704,711
TOTAL CONSUMER DISCRETIONARY		498,718,054
CONSUMER STAPLES - 1.9%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18	14,470,000	14,278,533
1.875% 5/15/17	5,035,000	5,058,096
Heineken NV:
1.4% 10/1/17 (e)	12,431,000	12,312,831
2.75% 4/1/23 (e)	12,988,000	11,828,457
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	16,792,000	17,013,587
		60,491,504
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,873,491
3.2% 1/25/23	32,374,000	30,262,212
4.65% 1/25/43	8,740,000	7,946,653
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,312,544
Kraft Foods, Inc.:
5.375% 2/10/20	25,693,000	29,049,045
6.125% 2/1/18	11,078,000	12,995,181
6.5% 8/11/17	28,164,000	33,242,195
6.75% 2/19/14	1,258,000	1,274,207
		125,955,528
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	29,073,342
4% 1/31/24	15,944,000	15,704,394
4.25% 8/9/42	26,526,000	22,331,391
4.5% 5/2/43	8,807,000	7,642,662
5.375% 1/31/44	27,303,000	27,144,834
9.25% 8/6/19	1,547,000	2,063,280
9.7% 11/10/18	14,756,000	19,659,935
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 5.65% 5/16/18	$ 2,251,000	$ 2,623,421
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	44,390,848
4.75% 11/1/42	48,462,000	42,706,798
6.15% 9/15/43	11,136,000	12,048,083
6.75% 6/15/17	10,391,000	12,070,206
7.25% 6/15/37	15,680,000	18,394,051
		255,853,245
TOTAL CONSUMER STAPLES		442,300,277
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (e)	21,176,000	21,324,804
5.35% 3/15/20 (e)	11,804,000	12,485,103
6.75% 9/15/37 (e)	2,991,000	3,220,368
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,647,408
5% 10/1/21	13,430,000	14,218,274
6.5% 4/1/20	2,078,000	2,410,827
Transocean, Inc. 5.05% 12/15/16	13,734,000	15,154,988
		87,461,772
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,539,518
6.375% 9/15/17	62,765,000	73,243,931
Chevron Corp. 2.427% 6/24/20	13,157,000	13,038,824
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	15,250,948
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,589,107
3.875% 3/15/23	35,778,000	33,343,987
Duke Energy Field Services:
5.375% 10/15/15 (e)	1,706,000	1,823,165
6.45% 11/3/36 (e)	7,882,000	8,158,106
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,464,507
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	25,210,184
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,113,984
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	9,551,000	10,783,671
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,628,260
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	$ 17,029,000	$ 17,359,158
Motiva Enterprises LLC 5.75% 1/15/20 (e)	6,844,000	7,768,932
Nakilat, Inc. 6.067% 12/31/33 (e)	5,435,000	5,733,925
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,326,927
Petro-Canada 6.05% 5/15/18	2,920,000	3,418,435
Petrobras Global Finance BV:
3% 1/15/19	4,443,000	4,219,899
4.375% 5/20/23	69,514,000	63,236,886
5.625% 5/20/43	47,507,000	39,240,497
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,204,709
5.375% 1/27/21	53,989,000	54,156,852
5.75% 1/20/20	37,518,000	39,003,263
7.875% 3/15/19	14,377,000	16,628,251
Petroleos Mexicanos:
3.5% 7/18/18	34,560,000	35,273,837
3.5% 1/30/23	28,927,000	26,352,497
4.875% 1/24/22	17,019,000	17,359,380
5.5% 1/21/21	21,149,000	22,682,303
5.5% 6/27/44	65,642,000	58,093,170
6% 3/5/20	1,813,000	2,007,898
6.5% 6/2/41	47,555,000	48,092,039
Phillips 66 Co.:
4.3% 4/1/22	21,152,000	21,761,368
5.875% 5/1/42	18,112,000	19,710,076
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	23,613,306
3.85% 10/15/23	20,000,000	19,625,460
6.125% 1/15/17	5,000,000	5,686,555
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,033,000	1,060,194
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,472,171
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,926,694
2.95% 9/25/18	4,862,000	4,972,567
4.6% 6/15/21	4,954,000	5,181,349
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,216,246
Texas Eastern Transmission LP 6% 9/15/17 (e)	12,691,000	14,422,205
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	5,304,000	5,357,040
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,143,036
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP:
2.6% 8/15/18	$ 26,355,000	$ 26,449,114
5.375% 6/1/21	27,148,000	29,188,199
Williams Partners LP 4.125% 11/15/20	4,302,000	4,423,424
		918,556,054
TOTAL ENERGY		1,006,017,826
FINANCIALS - 14.0%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	39,857,000	40,904,681
5.25% 7/27/21	17,979,000	19,780,694
5.95% 1/18/18	9,760,000	11,191,489
6% 6/15/20	16,000,000	18,487,712
6.15% 4/1/18	10,942,000	12,662,859
6.75% 10/1/37	13,332,000	14,785,148
Lazard Group LLC:
4.25% 11/14/20	13,325,000	13,319,417
6.85% 6/15/17	7,532,000	8,537,755
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	19,365,000	20,604,476
6.875% 4/25/18	9,961,000	11,891,970
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,543,931
3.75% 2/25/23	29,016,000	28,260,917
4.1% 5/22/23	20,000,000	19,282,520
5% 11/24/25	37,450,000	37,479,623
5.625% 9/23/19	16,919,000	19,425,313
5.75% 1/25/21	16,968,000	19,337,225
6.625% 4/1/18	9,869,000	11,635,275
7.3% 5/13/19	22,127,000	27,135,778
		361,266,783
Commercial Banks - 2.3%
Bank of America NA 5.3% 3/15/17	11,902,000	13,268,326
Credit Suisse 6% 2/15/18	27,227,000	31,426,520
Discover Bank:
4.2% 8/8/23	19,273,000	19,331,590
7% 4/15/20	9,043,000	10,652,943
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank: - continued
8.7% 11/18/19	$ 3,837,000	$ 4,892,286
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,779,860
8.25% 3/1/38	12,528,000	16,875,717
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	11,258,000	11,243,928
HBOS PLC 6.75% 5/21/18 (e)	4,594,000	5,198,433
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,274,435
JPMorgan Chase Bank 6% 10/1/17	6,068,000	7,011,289
KeyBank NA:
1.65% 2/1/18	16,646,000	16,541,413
5.45% 3/3/16	10,925,000	11,927,729
5.8% 7/1/14	14,023,000	14,440,970
6.95% 2/1/28	3,200,000	3,834,400
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,975,799
5% 1/17/17	25,252,000	27,686,545
Regions Bank:
6.45% 6/26/37	40,184,000	41,971,907
7.5% 5/15/18	44,824,000	53,452,620
Regions Financial Corp.:
2% 5/15/18	28,255,000	27,783,933
5.75% 6/15/15	3,253,000	3,475,912
7.75% 11/10/14	8,459,000	8,981,174
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	35,599,000	36,109,027
6.125% 12/15/22	49,538,000	50,478,875
Wachovia Bank NA 6% 11/15/17	6,320,000	7,351,260
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,357,096
5.75% 2/1/18	4,000,000	4,681,460
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,288,592
3.676% 6/15/16	26,564,000	28,424,091
4.48% 1/16/24 (e)	16,709,000	16,599,907
		526,318,037
Consumer Finance - 1.3%
American Express Credit Corp. 1.3% 7/29/16	27,039,000	27,291,788
Discover Financial Services:
3.85% 11/21/22	13,529,000	13,001,058
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22	$ 16,852,000	$ 17,739,763
6.45% 6/12/17	16,773,000	19,092,270
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,205,210
1.7% 5/9/16	41,347,000	41,888,232
2.875% 10/1/18	27,070,000	27,754,898
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,941,742
2.95% 5/9/16	5,375,000	5,639,004
3.5% 6/29/15	5,553,000	5,805,189
5.625% 9/15/17	3,505,000	4,024,988
5.625% 5/1/18	10,000,000	11,605,890
6% 8/7/19	22,000,000	26,271,366
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,443,692
Hyundai Capital America:
1.625% 10/2/15 (e)	21,346,000	21,471,386
1.875% 8/9/16 (e)	7,052,000	7,115,193
2.125% 10/2/17 (e)	8,655,000	8,692,242
2.875% 8/9/18 (e)	12,509,000	12,705,129
		308,689,040
Diversified Financial Services - 2.8%
Bank of America Corp.:
2.6% 1/15/19	33,611,000	33,969,562
3.3% 1/11/23	63,450,000	60,036,707
3.875% 3/22/17	10,761,000	11,563,620
4.1% 7/24/23	26,666,000	26,768,531
5.65% 5/1/18	16,400,000	18,773,769
5.75% 12/1/17	32,792,000	37,558,612
6.5% 8/1/16	11,950,000	13,567,492
BP Capital Markets PLC 4.742% 3/11/21	12,000,000	13,157,784
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,907,893
3.953% 6/15/16	21,787,000	23,287,558
4.05% 7/30/22	10,740,000	10,653,693
4.75% 5/19/15	19,056,000	20,114,065
5.5% 9/13/25	35,765,000	37,859,077
6.125% 5/15/18	9,716,000	11,369,226
6.675% 9/13/43	14,736,000	16,479,593
Five Corners Funding Trust 4.419% 11/15/23 (e)	24,590,000	24,574,262
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Electric Capital Corp. 5.3% 2/11/21	$ 19,600,000	$ 21,809,096
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,353,321
3.15% 7/5/16	25,000,000	26,262,275
3.25% 9/23/22	53,888,000	51,682,634
4.25% 10/15/20	30,000,000	31,905,660
4.35% 8/15/21	52,137,000	55,279,818
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	24,215,000	23,583,763
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,256,395
5.15% 3/15/20	11,097,000	12,225,332
		659,999,738
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,081,198
American International Group, Inc.:
4.875% 9/15/16	15,786,000	17,393,930
4.875% 6/1/22	8,077,000	8,750,371
5.6% 10/18/16	24,154,000	27,019,945
Aon Corp.:
3.125% 5/27/16	20,350,000	21,318,741
3.5% 9/30/15	6,878,000	7,200,626
5% 9/30/20	5,687,000	6,276,355
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,141,357
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	11,133,000	11,466,990
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,469,958
5.375% 3/15/17	546,000	608,684
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	23,174,000	24,675,397
6.5% 3/15/35 (e)	2,797,000	3,047,961
6.7% 8/15/16 (e)	6,494,000	7,384,626
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,155,099
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	11,809,000	12,304,541
MetLife, Inc.:
3.048% 12/15/22	21,302,000	20,254,261
4.368% 9/15/23 (g)	23,681,000	24,576,686
4.75% 2/8/21	6,004,000	6,583,884
6.75% 6/1/16	9,220,000	10,535,620
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.875% 6/22/18 (e)	$ 22,959,000	$ 22,896,873
3% 1/10/23 (e)	15,204,000	14,397,975
5.125% 6/10/14 (e)	8,554,000	8,765,096
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	10,230,000	11,709,360
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	11,401,000	15,900,576
Pacific LifeCorp:
5.125% 1/30/43 (e)	30,812,000	28,793,598
6% 2/10/20 (e)	17,699,000	19,886,950
Pricoa Global Funding I 1.6% 5/29/18 (e)	4,564,000	4,467,298
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,955,392
4.5% 11/16/21	12,469,000	13,389,487
4.75% 9/17/15	13,500,000	14,446,526
7.375% 6/15/19	3,820,000	4,750,082
Symetra Financial Corp. 6.125% 4/1/16 (e)	11,250,000	12,045,803
Unum Group:
5.625% 9/15/20	18,528,000	20,636,394
5.75% 8/15/42	30,555,000	31,819,916
7.125% 9/30/16	1,654,000	1,890,704
		497,998,260
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,632,051
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	6,912,596
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,668,750
5.375% 4/15/14	2,899,000	2,948,477
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	26,771,775
BRE Properties, Inc. 5.5% 3/15/17	4,208,000	4,660,911
Camden Property Trust:
2.95% 12/15/22	9,284,000	8,504,098
4.25% 1/15/24 (f)	20,255,000	20,482,079
5.375% 12/15/13	5,530,000	5,537,748
DDR Corp. 4.625% 7/15/22	16,238,000	16,788,955
Developers Diversified Realty Corp.:
4.75% 4/15/18	21,321,000	23,303,746
7.5% 4/1/17	9,638,000	11,321,922
9.625% 3/15/16	7,551,000	8,913,200
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 22,930,000	$ 21,391,512
3.875% 10/15/22	20,422,000	19,581,921
4.375% 6/15/22	13,477,000	13,481,191
5.4% 8/15/14	7,848,000	8,088,965
5.5% 3/1/16	10,207,000	11,093,468
5.95% 2/15/17	9,023,000	10,095,221
6.5% 1/15/18	12,019,000	13,868,003
6.75% 3/15/20	1,066,000	1,237,519
8.25% 8/15/19	5,060,000	6,324,742
Equity One, Inc.:
3.75% 11/15/22	30,646,000	28,879,473
5.375% 10/15/15	2,580,000	2,779,483
6% 9/15/17	4,090,000	4,628,858
6.25% 1/15/17	3,237,000	3,641,107
Equity Residential 5.125% 3/15/16	8,850,000	9,662,076
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,580,254
6.2% 1/15/17	1,491,000	1,689,379
HCP, Inc. 3.75% 2/1/16	14,496,000	15,267,651
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,206,371
4.7% 9/15/17	3,736,000	4,096,091
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,789,088
6.25% 6/15/17	861,000	923,708
6.65% 1/15/18	3,483,000	3,798,191
UDR, Inc. 5.5% 4/1/14	17,798,000	18,058,260
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,617,699
Washington REIT 5.25% 1/15/14	907,000	911,239
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,291,274
		380,429,052
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,134,761
4.25% 7/15/22	10,332,000	10,011,791
6.125% 4/15/20	5,563,000	6,174,624
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	23,529,503
4.95% 4/15/18	14,049,000	15,258,745
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17	$ 6,890,000	$ 7,644,634
6% 4/1/16	6,664,000	7,315,593
7.5% 5/15/15	3,076,000	3,359,330
Colonial Properties Trust 5.5% 10/1/15	12,454,000	13,460,445
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,310,900
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,862,183
5.25% 3/15/21	10,656,000	11,019,093
ERP Operating LP:
4.625% 12/15/21	31,142,000	33,268,500
4.75% 7/15/20	31,427,000	34,191,350
5.375% 8/1/16	4,428,000	4,917,307
5.75% 6/15/17	24,188,000	27,320,273
Liberty Property LP:
3.375% 6/15/23	12,723,000	11,743,825
4.125% 6/15/22	11,558,000	11,505,480
4.4% 2/15/24	32,513,000	32,351,768
4.75% 10/1/20	17,245,000	18,250,935
5.125% 3/2/15	1,706,000	1,788,094
5.5% 12/15/16	4,865,000	5,409,977
6.625% 10/1/17	12,549,000	14,506,305
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,178,896
3.15% 5/15/23	41,165,000	36,368,001
4.5% 4/18/22	7,126,000	7,105,591
7.75% 8/15/19	1,973,000	2,404,008
Mid-America Apartments LP 4.3% 10/15/23	5,535,000	5,451,294
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,251,119
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	9,526,000	10,001,871
5.7% 4/15/17 (e)	2,366,000	2,585,733
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,157,535
Regency Centers LP:
4.95% 4/15/14	427,000	433,201
5.25% 8/1/15	10,361,000	11,044,515
5.875% 6/15/17	4,455,000	5,002,168
Simon Property Group LP:
2.75% 2/1/23	15,917,000	14,820,605
2.8% 1/30/17	4,731,000	4,934,457
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
4.125% 12/1/21	$ 13,242,000	$ 13,853,516
5.1% 6/15/15	6,421,000	6,855,605
Tanger Properties LP:
3.875% 12/1/23	10,722,000	10,499,079
6.125% 6/1/20	24,577,000	28,540,582
Ventas Realty LP 1.55% 9/26/16	18,423,000	18,553,582
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,428,495
4% 4/30/19	8,644,000	9,165,570
		550,970,839
TOTAL FINANCIALS		3,285,671,749
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	23,000,000	22,624,249
5.375% 5/15/43	20,000,000	20,333,220
		42,957,469
Health Care Providers & Services - 0.6%
Aetna, Inc. 2.75% 11/15/22	12,207,000	11,320,735
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,386,389
6.3% 8/15/14	2,529,000	2,626,865
Express Scripts Holding Co. 4.75% 11/15/21	31,840,000	33,895,463
Express Scripts, Inc. 3.125% 5/15/16	19,250,000	20,182,778
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,420,930
4.125% 9/15/20	11,062,000	11,549,768
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	3,778,863
2.875% 3/15/23	33,025,000	31,022,199
WellPoint, Inc. 3.3% 1/15/23	21,022,000	19,889,944
		139,073,934
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,750,636
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22	$ 25,191,000	$ 23,724,405
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,064,929
Perrigo Co. 1.3% 11/8/16 (e)	7,040,000	7,048,849
Perrigo Co. Ltd. 2.3% 11/8/18 (e)	7,532,000	7,553,850
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,018,110
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,136,268
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,874,337
3.25% 2/1/23	33,171,000	31,226,848
		126,398,232
TOTAL HEALTH CARE		308,429,635
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)	1,610,000	1,644,262
6.375% 6/1/19 (e)	9,485,000	11,075,179
		12,719,441
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	863,898	937,330
6.648% 3/15/19	2,353,797	2,495,025
6.795% 2/2/20	238,730	244,101
6.9% 7/2/19	852,420	913,112
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,039,714	3,176,501
8.36% 1/20/19	6,601,019	7,294,126
		15,060,195
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,756,523
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,599,000	2,849,154
TOTAL INDUSTRIALS		40,385,313
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43	$ 44,083,000	$ 36,776,992
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,947,800
6.55% 10/1/17	3,075,000	3,546,225
		8,494,025
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,077,649
TOTAL INFORMATION TECHNOLOGY		46,348,666
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,338,821
4.25% 11/15/20	10,672,000	11,432,999
		31,771,820
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,880,384
Metals & Mining - 0.6%
Anglo American Capital PLC 9.375% 4/8/14 (e)	9,430,000	9,707,346
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	22,911,000	22,609,308
4.5% 8/13/23 (e)	33,800,000	34,078,850
5.625% 10/18/43 (e)	19,184,000	18,676,660
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,562,456
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,247,248
6.25% 1/23/17	3,240,000	3,633,624
		137,515,492
TOTAL MATERIALS		172,167,696
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
4.3% 12/15/42	30,000,000	25,028,460
4.35% 6/15/45	11,383,000	9,415,164
5.35% 9/1/40	8,247,000	7,970,956
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
5.55% 8/15/41	$ 37,000,000	$ 36,778,851
6.3% 1/15/38	40,737,000	44,073,197
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	228,753
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,121,810
6% 4/1/17	4,959,000	5,417,708
6.15% 9/15/19	12,036,000	12,667,890
Embarq Corp.:
7.082% 6/1/16	16,472,000	18,440,256
7.995% 6/1/36	7,935,000	8,070,673
Verizon Communications, Inc.:
3.85% 11/1/42	7,990,000	6,393,742
6.1% 4/15/18	23,353,000	27,135,579
6.35% 4/1/19	7,155,000	8,466,333
6.4% 9/15/33	26,916,000	30,048,215
6.55% 9/15/43	195,418,000	222,396,823
		464,654,410
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,555,147
3.125% 7/16/22	16,205,000	15,077,489
3.625% 3/30/15	2,060,000	2,123,046
Vodafone Group PLC 5% 12/16/13	3,204,000	3,208,992
		50,964,674
TOTAL TELECOMMUNICATION SERVICES		515,619,084
UTILITIES - 3.2%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	5,870,000	6,814,242
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,019,106
2.95% 12/15/22	9,568,000	8,943,535
Dayton Power & Light Co. 1.875% 9/15/16 (e)	9,233,000	9,321,277
Duke Capital LLC 5.668% 8/15/14	8,362,000	8,647,462
Duke Energy Corp. 3.95% 10/15/23	4,134,000	4,170,565
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	15,117,000	16,802,001
6.4% 9/15/20 (e)	26,489,000	30,245,352
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Edison International 3.75% 9/15/17	$ 9,811,000	$ 10,411,835
FirstEnergy Corp.:
2.75% 3/15/18	21,400,000	21,086,725
4.25% 3/15/23	48,235,000	44,922,654
7.375% 11/15/31	39,886,000	42,189,337
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	51,617,491
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,573,479
3.75% 11/15/20	2,232,000	2,256,369
Monongahela Power Co.:
4.1% 4/15/24 (e)	8,835,000	8,834,594
5.4% 12/15/43 (e)	13,434,000	13,549,143
Nevada Power Co. 6.5% 5/15/18	15,159,000	18,056,703
Northeast Utilities:
1.45% 5/1/18	7,067,000	6,922,119
2.8% 5/1/23	32,099,000	29,528,929
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,413,587
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,685,384
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	14,543,069
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,356,265
		429,911,223
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,827,000	3,210,429
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,938,219
		10,148,648
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,447,294
6.5% 5/1/18	4,064,000	4,586,699
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,414,840
		12,448,833
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	289,000	332,989
Dominion Resources, Inc.:
2.5481% 9/30/66 (g)	56,006,000	52,154,523
7.5% 6/30/66 (g)	7,991,000	8,580,336
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (e)	37,668,000	37,677,794
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
2% 11/15/18 (e)	$ 29,001,000	$ 29,018,024
National Grid PLC 6.3% 8/1/16	17,348,000	19,639,931
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,203,992
5.25% 9/15/17	590,000	655,884
5.25% 2/15/43	23,297,000	22,226,643
5.4% 7/15/14	3,094,000	3,183,513
5.45% 9/15/20	1,330,000	1,486,041
5.8% 2/1/42	11,523,000	11,582,113
5.95% 6/15/41	21,763,000	22,841,879
6.4% 3/15/18	9,293,000	10,813,734
6.8% 1/15/19	6,774,000	8,011,298
Sempra Energy:
2.3% 4/1/17	24,264,000	24,869,314
2.875% 10/1/22	9,886,000	9,155,603
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	13,102,000	13,413,173
		284,846,784
TOTAL UTILITIES		737,355,488
TOTAL NONCONVERTIBLE BONDS (Cost $6,800,050,940)		7,053,013,788
U.S. Treasury Obligations - 31.0%

U.S. Treasury Bonds:
3.125% 2/15/43	47,494,000	41,653,710
3.625% 8/15/43 (j)	323,662,000	312,940,696
U.S. Treasury Notes:
0.25% 9/15/14	44,111,000	44,147,171
0.25% 8/15/15	261,587,000	261,607,404
0.5% 7/31/17	7,780,000	7,680,929
0.625% 10/15/16	689,690,000	691,683,894
0.875% 11/30/16	21,822,000	22,014,645
0.875% 1/31/17	1,775,000	1,787,759
0.875% 4/30/17	662,014,000	664,910,311
0.875% 1/31/18	582,288,000	577,966,258
0.875% 7/31/19	206,188,000	197,537,795
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1% 3/31/17	$ 133,206,000	$ 134,444,416
1% 5/31/18	458,315,000	454,591,191
1.25% 10/31/18 (d)	991,017,000	986,913,195
1.375% 7/31/18	626,209,000	629,877,959
1.375% 9/30/18	86,771,000	87,042,159
1.75% 5/31/16	323,670,000	334,467,308
1.75% 5/15/23	25,110,000	23,130,629
1.875% 10/31/17	100,143,000	103,679,250
2% 9/30/20	870,392,000	868,012,348
2% 2/15/23	49,193,000	46,641,113
2.375% 2/28/15	318,338,000	326,930,579
2.625% 12/31/14	330,308,000	339,055,877
3.125% 4/30/17	118,350,000	127,818,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,286,173,318)		7,286,534,596
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 3.5%
1.89% 2/1/33 (g)	85,823	89,197
1.91% 12/1/34 (g)	96,820	100,862
1.932% 10/1/33 (g)	130,211	134,963
1.949% 7/1/35 (g)	35,158	36,625
1.962% 10/1/33 (g)	50,602	52,615
1.965% 3/1/35 (g)	79,965	83,475
2.048% 10/1/35 (g)	85,922	90,165
2.05% 3/1/35 (g)	14,982	15,440
2.23% 7/1/34 (g)	62,499	65,078
2.303% 6/1/36 (g)	205,880	218,387
2.332% 3/1/35 (g)	54,095	57,216
2.366% 12/1/33 (g)	2,800,232	2,939,082
2.422% 10/1/33 (g)	78,656	82,432
2.536% 6/1/42 (g)	3,680,010	3,798,133
2.542% 11/1/36 (g)	632,717	674,634
2.597% 5/1/35 (g)	227,714	242,800
2.604% 7/1/35 (g)	201,945	214,647
2.643% 7/1/37 (g)	334,650	356,821
2.702% 9/1/36 (g)	961,491	1,025,189
2.949% 11/1/40 (g)	2,414,265	2,544,841
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.959% 9/1/41 (g)	$ 2,757,717	$ 2,893,908
3.093% 10/1/41 (g)	1,414,123	1,488,423
3.227% 7/1/41 (g)	4,226,655	4,449,592
3.348% 10/1/41 (g)	2,441,753	2,587,453
3.5% 6/1/42 to 11/1/43	634,108,094	631,730,188
3.551% 7/1/41 (g)	4,557,890	4,845,445
4.5% 12/1/43 (f)	62,400,000	66,607,127
5% 5/1/23 to 9/1/25	1,260,107	1,352,023
5% 12/1/43 (f)	20,900,000	22,732,015
5.5% 9/1/17 to 12/1/19	4,602,926	4,916,264
6% 3/1/22 to 7/1/41	22,511,937	24,921,411
6.5% 12/1/13 to 8/1/36	27,329,029	30,707,094
7% 9/1/18 to 6/1/33	162,848	189,211
7.5% 8/1/17 to 8/1/29	199,707	232,691
8.5% 5/1/21 to 9/1/25	4,988	5,788
9.5% 2/1/25	294	338
10.5% 8/1/20	2,850	3,284
12.5% 4/1/15	503	527
TOTAL FANNIE MAE		812,485,384
Freddie Mac - 0.7%
2.08% 4/1/35 (g)	958,266	1,003,474
2.184% 3/1/36 (g)	164,533	172,265
2.455% 1/1/35 (g)	57,979	60,689
3.036% 3/1/33 (g)	9,973	10,569
3.064% 10/1/35 (g)	282,342	301,047
3.16% 11/1/35 (g)	283,867	301,266
3.223% 4/1/41 (g)	2,666,388	2,803,585
3.242% 9/1/41 (g)	2,520,629	2,661,939
3.283% 6/1/41 (g)	3,311,303	3,496,770
3.466% 5/1/41 (g)	2,808,526	2,982,277
3.5% 6/1/42 to 10/1/43	141,248,549	140,586,446
3.63% 6/1/41 (g)	4,226,298	4,494,311
3.715% 5/1/41 (g)	4,216,681	4,491,906
4% 7/1/24 to 9/1/25	6,532,837	6,923,531
4.5% 7/1/25	696,101	743,061
5% 3/1/19 to 4/1/38	3,382,197	3,590,374
5.5% 9/1/34 to 5/1/40	887,186	966,323
6% 7/1/37 to 8/1/37	1,417,108	1,556,295
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
7.5% 8/1/14 to 1/1/33	$ 37,005	$ 43,757
8.5% 9/1/24 to 8/1/27	12,149	14,786
TOTAL FREDDIE MAC		177,204,671
Ginnie Mae - 0.3%
4% 12/1/43 (f)	1,300,000	1,371,602
5.5% 12/20/28 to 7/20/37	32,606,557	35,924,858
6% 6/15/36 to 9/15/40	26,508,278	29,622,412
7% 1/15/28 to 11/15/32	1,722,339	2,043,733
7.5% 3/15/28 to 10/15/28	3,765	4,504
8% 7/15/17 to 11/15/17	243,008	263,547
8.5% 10/15/21	10,288	12,096
11% 7/20/19 to 8/20/19	686	805
TOTAL GINNIE MAE		69,243,557
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,080,295,078)		1,058,933,612
Asset-Backed Securities - 1.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (g)	562,768	498,960
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (g)	313,196	289,988
Series 2005-HE2 Class M2, 0.841% 4/25/35 (g)	4,366	4,359
Airspeed Ltd. Series 2007-1A Class C1, 2.6677% 6/15/32 (e)(g)	3,815,938	2,098,766
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	14,912,900
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,498,222
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,539,730
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,418,121
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (g)	49,572	44,369
Series 2004-R2 Class M3, 0.991% 4/25/34 (g)	73,246	44,771
Series 2005-R2 Class M1, 0.616% 4/25/35 (g)	1,094,757	1,079,383
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (g)	40,480	37,732
Series 2004-W11 Class M2, 1.216% 11/25/34 (g)	457,000	412,800
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 0.991% 5/25/34 (g)	$ 1,310,000	$ 1,204,031
Series 2006-W4 Class A2C, 0.326% 5/25/36 (g)	1,008,732	323,243
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (g)	1,742,250	1,631,779
Series 2006-HE2 Class M1, 0.536% 3/25/36 (g)	30,730	1,061
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.291% 2/25/35 (g)	1,257,000	1,015,591
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	28,030,000	28,182,220
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (g)	1,471,000	839,483
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	5,401,043	5,399,539
Series 2013-2A Class A, 1.75% 11/15/17 (e)	28,399,732	28,405,372
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.621% 4/25/34 (g)	75,976	57,364
Series 2004-4 Class M2, 0.961% 6/25/34 (g)	395,387	346,393
Series 2004-7 Class AF5, 5.37% 1/25/35	10,378,407	10,960,708
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (g)	31,732	28,583
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (g)	160,000	126,285
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (g)	14,082	11,828
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,559,186
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (g)	801,000	647,743
Class M4, 1.186% 1/25/35 (g)	296,000	119,060
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (e)(g)	2,392,000	2,022,471
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (e)(g)	60,360	56,695
Series 2006-2A:
Class A, 0.3477% 11/15/34 (e)(g)	1,220,891	1,116,801
Class B, 0.4477% 11/15/34 (e)(g)	441,396	372,250
Class C, 0.5477% 11/15/34 (e)(g)	732,152	612,958
Class D, 0.9177% 11/15/34 (e)(g)	278,323	181,439
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (e)	384,545	27,908
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.716% 9/25/46 (e)(g)	978,467	977,244
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (g)	$ 287,313	$ 275,203
Series 2003-3 Class M1, 1.456% 8/25/33 (g)	470,648	439,426
Series 2003-5 Class A2, 0.866% 12/25/33 (g)	27,804	25,455
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (g)	1,292,000	653,684
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (g)	178,000	9,758
Series 2007-CH1 Class AV4, 0.296% 11/25/36 (g)	1,255,000	1,233,421
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (g)	294,497	288,930
Series 2006-A Class 2C, 1.3976% 3/27/42 (g)	2,867,000	442,911
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (g)	412,978	10,353
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (g)	120,298	97,068
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (g)	430,233	373,295
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (g)	643,442	624,047
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (g)	2,028,259	1,904,341
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (g)	48,462	47,748
Series 2005-NC1 Class M1, 0.606% 1/25/35 (g)	326,000	302,076
Series 2005-NC2 Class B1, 1.336% 3/25/35 (g)	263,557	131,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (g)	1,164,000	976,831
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6377% 5/15/17 (g)	20,000,000	20,034,080
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (c)(e)(g)	317,000	0
Series 2006-1A Class A, 1.568% 3/20/11 (c)(e)(g)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (g)	435,000	360,481
Class M4, 1.616% 9/25/34 (g)	558,000	171,754
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (g)	1,245,000	1,018,088
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (g)	4,173	3,952
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (g)	854,388	700,446
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (g)	890,563	786,500
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (g)	28,625	20,332
Asset-Backed Securities - continued
	Principal Amount	Value
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	$ 240,653	$ 240,439
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (g)	115,176	107,045
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (e)(g)	2,393,486	71,805
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (e)(g)	1,459,789	1,364,902
TOTAL ASSET-BACKED SECURITIES (Cost $240,546,580)		252,823,203
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.5%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (e)(g)	1,316,081	1,317,889
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.726% 1/25/35 (g)	1,250,670	1,221,437
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (g)	414,549	415,701
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.268% 12/20/54 (g)	178,650	164,715
Series 2006-1A:
Class A1, 0.238% 12/20/54 (e)(g)	26,979,184	26,614,965
Class A5, 0.308% 12/20/54 (e)(g)	17,773,253	17,559,974
Class C2, 1.368% 12/20/54 (e)(g)	5,526,000	5,136,970
Series 2006-2:
Class A4, 0.248% 12/20/54 (g)	8,050,462	7,943,391
Class C1, 1.108% 12/20/54 (g)	4,563,000	4,151,874
Series 2006-3:
Class A3, 0.248% 12/20/54 (g)	3,876,335	3,824,780
Class A7, 0.368% 12/20/54 (g)	4,213,335	4,168,253
Class C2, 1.168% 12/20/54 (g)	922,000	843,077
Series 2006-4:
Class A4, 0.268% 12/20/54 (g)	12,358,235	12,198,814
Class B1, 0.348% 12/20/54 (g)	3,812,000	3,601,959
Class C1, 0.928% 12/20/54 (g)	2,331,000	2,089,042
Class M1, 0.508% 12/20/54 (g)	1,006,000	937,894
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (g)	1,847,000	1,666,918
Class 1M1, 0.468% 12/20/54 (g)	1,238,000	1,170,529
Class 2A1, 0.308% 12/20/54 (g)	9,696,888	9,580,526
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2C1, 1.028% 12/20/54 (g)	$ 842,000	$ 761,000
Class 2M1, 0.668% 12/20/54 (g)	1,589,000	1,481,584
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (g)	2,199,000	1,987,676
Class 3A1, 0.3475% 12/17/54 (g)	1,728,989	1,709,797
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (g)	365,737	362,415
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (g)	731,406	597,080
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (g)	480,295	368,771
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (g)	908,093	805,366
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (g)	1,283,622	1,258,919
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (e)(g)	566,810	520,254
Class B6, 3.0185% 7/10/35 (e)(g)	529,507	481,395
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (e)(g)	9,100	9,053
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	23,818	22,803
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (g)	105,530	104,943
TOTAL PRIVATE SPONSOR		115,079,764
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.466% 5/25/35 (g)	4,091,813	4,083,765
Series 2006-50 Class BF, 0.566% 6/25/36 (g)	5,177,389	5,192,056
Series 2006-82 Class F, 0.736% 9/25/36 (g)	7,574,279	7,560,774
Series 2007-36 Class F, 0.396% 4/25/37 (g)	6,359,887	6,336,546
Series 2011-37 Class FA, 0.616% 5/25/41 (g)	19,832,671	19,900,814
Series 2011-40 Class DF, 0.616% 5/25/41 (g)	14,666,734	14,736,404
Series 2013-62 Class FA, 0.466% 6/25/43 (g)	25,770,250	25,563,237
floater sequential payer:
Series 2010-74 Class WF, 0.766% 7/25/34 (g)	5,669,539	5,723,014
Series 2012-120 Class FE 0.466% 2/25/39 (g)	11,542,581	11,479,939
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 60,618	$ 63,936
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	192,185	201,281
Series 2004-86 Class KC, 4.5% 5/25/19	72,357	73,465
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5877% 4/15/41 (g)	9,855,183	9,875,876
Series 3830 Class FD, 0.5277% 3/15/41 (g)	27,201,263	27,246,253
floater sequential payer Series 2011-3969 Class AF, 0.6177% 10/15/33 (g)	11,794,831	11,844,118
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	204,559	214,737
Series 2363 Class PF, 6% 9/15/16	244,730	256,391
Series 2425 Class JH, 6% 3/15/17	214,205	226,318
TOTAL U.S. GOVERNMENT AGENCY		150,578,924
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $240,610,078)		265,658,688
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3696% 2/14/43 (g)(i)	653,045	18,340
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7162% 5/10/45 (g)	870,016	896,237
Series 2006-3 Class A4, 5.889% 7/10/44	23,709,101	25,891,050
Series 2006-5 Class A2, 5.317% 9/10/47	5,306,597	5,337,322
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,555,966
Series 2007-4 Class A3, 5.8111% 2/10/51 (g)	1,059,965	1,084,219
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	5,387,000	5,587,456
Series 2006-6 Class E, 5.619% 10/10/45 (e)	1,002,000	94,188
Series 2007-3:
Class A3, 5.5593% 6/10/49 (g)	2,896,000	2,910,112
Class A4, 5.5593% 6/10/49 (g)	3,615,000	4,018,152
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	19,557,000	21,226,738
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (e)(g)	$ 24,292	$ 18,113
Series 2005-4A:
Class A2, 0.556% 1/25/36 (e)(g)	845,827	709,784
Class B1, 1.566% 1/25/36 (e)(g)	49,291	10,457
Class M1, 0.616% 1/25/36 (e)(g)	272,741	151,959
Class M2, 0.636% 1/25/36 (e)(g)	55,206	28,989
Class M3, 0.666% 1/25/36 (e)(g)	119,612	61,548
Class M4, 0.776% 1/25/36 (e)(g)	44,690	21,663
Class M5, 0.816% 1/25/36 (e)(g)	44,690	15,780
Class M6, 0.866% 1/25/36 (e)(g)	47,319	14,199
Series 2006-3A Class M4, 0.596% 10/25/36 (e)(g)	51,679	7,830
Series 2007-1 Class A2, 0.436% 3/25/37 (e)(g)	610,992	419,944
Series 2007-2A:
Class A1, 0.436% 7/25/37 (e)(g)	1,244,084	997,032
Class A2, 0.486% 7/25/37 (e)(g)	1,165,517	625,660
Class M1, 0.536% 7/25/37 (e)(g)	357,122	98,208
Class M2, 0.576% 7/25/37 (e)(g)	186,353	31,817
Class M3, 0.656% 7/25/37 (e)(g)	188,301	18,953
Class M4, 0.816% 7/25/37 (e)(g)	392,185	13,080
Class M5, 0.916% 7/25/37 (e)(g)	11,720	83
Series 2007-3:
Class A2, 0.456% 7/25/37 (e)(g)	516,042	350,056
Class M1, 0.476% 7/25/37 (e)(g)	205,201	97,114
Class M2, 0.506% 7/25/37 (e)(g)	218,757	63,711
Class M3, 0.536% 7/25/37 (e)(g)	352,909	81,398
Class M4, 0.666% 7/25/37 (e)(g)	619,343	125,606
Class M5, 0.766% 7/25/37 (e)(g)	281,860	40,579
Class M6, 0.966% 7/25/37 (e)(g)	127,985	10,929
Series 2007-4A:
Class M1, 1.116% 9/25/37 (e)(g)	181,126	16,849
Class M2, 1.216% 9/25/37 (e)(g)	181,126	13,942
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(i)	13,933,468	322,051
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	5,996,350	419,870
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (e)(g)	554,000	526,286
Class E, 0.4677% 3/15/22 (e)(g)	2,884,000	2,682,120
Class F, 0.5177% 3/15/22 (e)(g)	1,770,000	1,610,675
Class G, 0.5677% 3/15/22 (e)(g)	364,000	323,957
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class H, 0.7177% 3/15/22 (e)(g)	$ 554,000	$ 480,594
Class J, 0.8677% 3/15/22 (e)(g)	554,000	468,133
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,943,050
Series 2007-PW16 Class A4, 5.7077% 6/11/40 (g)	2,484,000	2,807,640
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	22,694,060
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (e)(g)(i)	16,362,889	2,307
Series 2006-T22 Class A4, 5.5794% 4/12/38 (g)	217,000	235,684
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (e)(g)(i)	111,339,153	657,458
Series 2007-T28 Class X2, 0.1575% 9/11/42 (e)(g)(i)	54,025,635	193,358
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (e)(g)	434,498	413,355
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,072,252	1,082,978
Class XCL, 1.1666% 5/15/35 (e)(g)(i)	4,370,746	63,363
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3077% 4/15/22 (e)(g)	91,781	91,600
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,721,672
Class A4, 5.322% 12/11/49	123,188,500	135,987,416
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	325,333
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,937,000	1,413,816
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (e)(g)	103,547	103,133
Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (e)(g)	700,411	691,019
sequential payer Series 2006-C7 Class A1A, 5.7429% 6/10/46 (g)	58,473,569	64,035,282
Series 2004-LB4A Class A5, 4.84% 10/15/37	61,711,000	62,607,414
Series 2006-C8 Class XP, 0.4664% 12/10/46 (g)(i)	12,128,228	315
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	343,724	343,978
Series 2007-C3 Class A4, 5.6842% 6/15/39 (g)	34,003,717	37,410,176
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (g)(i)	$ 8,508,568	$ 306
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	19,378,000	21,668,809
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (e)(g)	6,186,000	5,674,535
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	63,189	63,161
Series 2001-CK6 Class AX, 1.17% 8/15/36 (g)(i)	135,936	161
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (e)(g)(i)	554,480	322
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (e)(g)	656,000	646,105
Class C:
0.3377% 2/15/22 (e)(g)	1,521,000	1,476,263
0.4377% 2/15/22 (e)(g)	543,000	519,330
Class F, 0.4877% 2/15/22 (e)(g)	1,086,000	1,035,401
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (g)(i)	21,372,777	18,936
Class B, 5.487% 2/15/40 (e)(g)	2,651,000	354,386
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	61,848,705	67,608,860
Series 2001-1 Class X1, 2.0466% 5/15/33 (e)(g)(i)	642,222	9,083
Series 2007-C1 Class XP, 0.1588% 12/10/49 (g)(i)	18,620,704	13,537
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (e)(g)	652,000	644,594
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,095,000	33,278,810
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (g)	13,750,633	15,102,334
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (e)(g)(i)	25,716,001	68,122
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (e)(g)	1,781,000	1,782,669
Class D, 2.2018% 3/6/20 (e)(g)	7,692,000	7,704,023
Class F, 2.6334% 3/6/20 (e)(g)	146,000	146,228
Class G, 2.7903% 3/6/20 (e)(g)	74,000	74,139
Class H, 3.3004% 3/6/20 (e)(g)	446,000	447,115
Class J, 4.0852% 3/6/20 (e)(g)	639,000	640,997
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6:
Class A2, 5.506% 4/10/38	$ 1,338,401	$ 1,346,661
Class A3, 5.5875% 4/10/38 (g)	20,000,000	20,717,320
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (e)	6,810,000	6,937,009
Series 2013-XA1, 1.331% 1/10/30 (e)(g)(i)	171,799,000	7,032,386
Series 2013-XB1, 0.6525% 1/10/30 (e)(g)(i)	120,531,000	3,073,565
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	5,900,000	6,505,965
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	5,290,000	5,351,143
Class DFX, 4.6112% 11/5/30 (e)	23,666,000	23,905,500
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (e)(g)	742,624	727,398
Class C, 0.3777% 11/15/18 (e)(g)	527,433	513,761
Class D, 0.3977% 11/15/18 (e)(g)	117,133	111,754
Class E, 0.4477% 11/15/18 (e)(g)	214,186	204,029
Class F, 0.4977% 11/15/18 (e)(g)	320,945	304,922
Class G, 0.5277% 11/15/18 (e)(g)	279,111	264,479
Class H, 0.6677% 11/15/18 (e)(g)	214,234	200,861
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (g)	472,276	475,439
Series 2006-CB16 Class A1A, 5.546% 5/12/45	38,858,603	42,858,357
Series 2006-CB17:
Class A3, 5.45% 12/12/43	142,833	142,625
Class A4, 5.429% 12/12/43	18,640,000	20,304,459
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	69,056,576	75,868,386
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,745,000	17,408,632
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (g)	47,976,000	53,744,917
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (g)	1,954,757	1,971,119
Class A4, 5.813% 6/15/49 (g)	109,185,368	122,718,458
Series 2007-LDPX Class A3, 5.42% 1/15/49	27,604,263	30,567,581
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (g)	28,290,000	31,036,308
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (g)	148,000	44,139
Class C, 5.7062% 2/12/49 (g)	388,000	77,112
Class D, 5.7062% 2/12/49 (g)	407,000	64,008
Series 2007-CB20 Class A1A, 5.746% 2/12/51	79,537,761	89,920,222
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	$ 143,000	$ 19,555
Class ES, 5.6968% 1/15/49 (e)(g)	896,000	37,622
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (g)	1,403,000	1,583,684
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	856,274
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	941,708
Series 2007-C1 Class A4, 5.424% 2/15/40	45,237,000	50,175,342
Series 2007-C2 Class A3, 5.43% 2/15/40	3,853,033	4,277,349
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (g)(i)	2,369,246	1,808
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	3,957,000	4,352,704
Series 2007-C7:
Class A3, 5.866% 9/15/45	49,476,636	55,436,691
Class XCP, 0.2787% 9/15/45 (g)(i)	101,136,477	317,366
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (e)(g)	603,720	603,236
Class H, 0.5677% 9/15/21 (e)(g)	492,207	464,925
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	21,143	21,158
Series 2005-LC1 Class F, 5.4211% 1/12/44 (e)(g)	1,509,000	1,333,953
Series 2007-C1:
Class A3, 5.8524% 6/12/50 (g)	7,212,000	7,446,996
Class A4, 5.8524% 6/12/50 (g)	54,971,000	61,474,509
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,169,102
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (g)	86,691	86,569
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	3,140,000	3,424,076
Class ASB, 5.133% 12/12/49 (g)	836,976	863,291
Series 2007-5 Class A4, 5.378% 8/12/48	48,914,000	53,676,561
Series 2007-6:
Class A2, 5.331% 3/12/51	8,912,854	8,928,344
Class A4, 5.485% 3/12/51 (g)	24,350,000	27,026,503
Series 2007-7 Class A4, 5.7367% 6/12/50 (g)	6,069,000	6,770,388
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-9:
Class A2, 5.59% 9/12/49	$ 1,299,313	$ 1,301,653
Class A4, 5.7% 9/12/49	185,000	207,241
Class ASB, 5.644% 9/12/49	9,620,120	9,822,537
Series 2006-4 Class XP, 0.6171% 12/12/49 (g)(i)	22,524,743	148,708
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,734,000	413,212
Series 2007-7 Class B, 5.7367% 6/12/50 (g)	1,295,000	57,213
Series 2007-8 Class A3, 5.8928% 8/12/49 (g)	1,496,000	1,685,207
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (e)(g)	291,739	218,804
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (e)(g)	6,487,000	6,420,683
Class D, 0.358% 10/15/20 (e)(g)	4,105,000	4,011,722
Class E, 0.418% 10/15/20 (e)(g)	8,181,000	7,831,483
Class F, 0.468% 10/15/20 (e)(g)	9,173,000	8,689,372
Class G, 0.508% 10/15/20 (e)(g)	505,000	466,645
Class H, 0.598% 10/15/20 (e)(g)	318,000	282,718
Class J, 0.748% 10/15/20 (e)(g)	183,596	73,264
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	4,211,349	4,266,017
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (g)	454,487	488,698
Series 2006-T23 Class A3, 5.8072% 8/12/41 (g)	885,000	890,117
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	2,601,000	2,889,162
Class AAB, 5.654% 4/15/49	3,451,474	3,588,584
Class B, 5.7265% 4/15/49 (g)	426,000	83,662
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	1,892,053	2,027,335
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	245,000	85,750
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (e)(g)	1,181,774	1,164,047
Class G, 0.5275% 9/15/21 (e)(g)	1,452,000	1,379,400
Class J, 0.7675% 9/15/21 (e)(g)	323,000	274,550
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (e)(g)	3,844,000	3,493,996
Class LXR1, 0.8677% 6/15/20 (e)(g)	212,275	200,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	$ 22,450,042	$ 24,792,390
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	89,361,429
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	90,664,526
Series 2007-C32 Class A3, 5.7326% 6/15/49 (g)	69,892,000	78,040,974
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (g)	75,012,848	83,088,956
Class A5, 5.9245% 2/15/51 (g)	12,818,000	14,540,444
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,796,833
Series 2005-C22:
Class B, 5.3794% 12/15/44 (g)	3,845,000	3,611,912
Class F, 5.3794% 12/15/44 (e)(g)	2,892,000	587,365
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	54,972,606	60,679,367
Series 2007-C30 Class XP, 0.4773% 12/15/43 (e)(g)(i)	13,191,591	15,611
Series 2007-C31 Class C, 5.6705% 4/15/47 (g)	4,147,000	3,354,803
Series 2007-C31A Class A2, 5.421% 4/15/47	6,754,982	6,766,283
Series 2007-C32:
Class D, 5.7326% 6/15/49 (g)	1,303,000	505,620
Class E, 5.7326% 6/15/49 (g)	2,054,000	652,299
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,820,277,613)		1,963,910,803
Municipal Securities - 2.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	5,700,000	5,805,735
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	5,969,526
5.25% 4/1/14	9,500,000	9,647,820
7.3% 10/1/39	39,940,000	51,746,264
7.5% 4/1/34	18,570,000	24,176,469
7.55% 4/1/39	31,130,000	41,818,174
7.6% 11/1/40	39,105,000	53,287,992
7.625% 3/1/40	9,470,000	12,773,799
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,280,969
Series 2010 C1, 7.781% 1/1/35	28,000,000	30,924,320
Series 2012 B, 5.432% 1/1/42	3,235,000	2,594,276
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$ 126,140,000	$ 115,119,148
Series 2010, 4.421% 1/1/15	9,780,000	10,082,300
Series 2010-1, 6.63% 2/1/35	21,560,000	22,194,726
Series 2010-3:
6.725% 4/1/35	31,715,000	32,960,131
7.35% 7/1/35	14,750,000	16,061,570
Series 2011:
5.665% 3/1/18	16,240,000	17,750,320
5.877% 3/1/19	46,240,000	50,103,352
TOTAL MUNICIPAL SECURITIES (Cost $519,927,129)		508,296,891
Foreign Government and Government Agency Obligations - 0.8%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	28,250,000	28,391,250
5.75% 9/26/23 (e)	25,847,000	25,847,000
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	25,182,600
5.625% 1/7/41	27,107,000	26,090,488
United Mexican States:
4% 10/2/23	64,192,000	63,614,272
4.75% 3/8/44	26,992,000	23,644,992
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,144,508)		192,770,602
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $2,047,311)	2,013,000	2,103,315
Fixed-Income Funds - 19.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $4,478,431,085)	43,487,877	4,626,240,380
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $164,428,088)	164,428,088	$ 164,428,088
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $1,004,302,000)	$ 1,004,308,642	1,004,302,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $23,837,233,728)		24,379,015,966
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(919,786,052)
NET ASSETS - 100%		$ 23,459,229,914
TBA Sale Commitments
	Principal Amount
Fannie Mae
4.5% 12/1/43	$ (62,400,000)	(66,607,126)
5% 12/1/43	(20,900,000)	(22,732,015)
TOTAL TBA SALE COMMITMENTS (Proceeds $89,375,551)		$ (89,339,141)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,076,114,179 or 4.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,934.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,004,302,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 161,023,507
Mizuho Securities USA, Inc.	778,869,090
RBS Securities, Inc.	64,409,403
$ 1,004,302,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 228,599
Fidelity Mortgage Backed Securities Central Fund	35,286,164
Total	$ 35,514,763
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,408,870,051	$ 35,286,164	$ 1,895,592,891	$ 4,626,240,380	45.5%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 7,053,013,788	$ -	$ 7,053,013,788	$ -
U.S. Government and Government Agency Obligations	7,286,534,596	-	7,286,534,596	-
U.S. Government Agency - Mortgage Securities	1,058,933,612	-	1,058,933,612	-
Asset-Backed Securities	252,823,203	-	248,281,903	4,541,300
Collateralized Mortgage Obligations	265,658,688	-	264,657,039	1,001,649
Commercial Mortgage Securities	1,963,910,803	-	1,962,247,730	1,663,073
Municipal Securities	508,296,891	-	508,296,891	-
Foreign Government and Government Agency Obligations	192,770,602	-	192,770,602	-
Bank Notes	2,103,315	-	2,103,315	-
Fixed-Income Funds	4,626,240,380	4,626,240,380	-	-
Money Market Funds	164,428,088	164,428,088	-	-
Cash Equivalents	1,004,302,000	-	1,004,302,000	-
Total Investments in Securities:	$ 24,379,015,966	$ 4,790,668,468	$ 19,581,141,476	$ 7,206,022
Other Financial Instruments:
TBA Sale Commitments	$ (89,339,141)	$ -	$ (89,339,141)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $23,775,858,540. Net unrealized appreciation aggregated $603,157,426, of which $831,373,693 related to appreciated investment securities and $228,216,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Corporate Bond Fund

1.907031.103

ACBD-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 1.8%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	$ 450,000	$ 451,661
2.3% 1/9/15 (c)	1,250,000	1,269,908
Ford Motor Co. 4.75% 1/15/43	3,184,000	2,846,700
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,088,779
2.375% 3/22/17 (c)	2,050,000	2,110,582
		16,767,630
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	79,000	79,027
4.25% 6/15/23 (c)	549,000	543,022
5.75% 6/15/43 (c)	396,000	406,726
		1,028,775
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. 3.85% 10/1/23	4,300,000	4,326,948
Household Durables - 0.6%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,333,125
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,325,906
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	275,622
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	231,546
Discovery Communications LLC:
4.875% 4/1/43	256,000	238,728
6.35% 6/1/40	221,000	246,639
NBC Universal, Inc.:
3.65% 4/30/15	129,000	134,631
5.15% 4/30/20	3,625,000	4,096,116
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	4,987,826
News America Holdings, Inc. 7.75% 12/1/45	111,000	140,732
News America, Inc.:
6.15% 2/15/41	4,800,000	5,308,190
6.9% 8/15/39	300,000	353,587
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,289
Time Warner Cable, Inc.:
4% 9/1/21	3,773,000	3,512,112
5.85% 5/1/17	5,763,000	6,352,676
5.875% 11/15/40	2,377,000	2,021,325
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 700,000	$ 788,845
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,882,963
6.2% 3/15/40	1,700,000	1,843,737
Viacom, Inc.:
1.25% 2/27/15	390,000	392,055
3.5% 4/1/17	34,000	35,984
		34,474,509
Specialty Retail - 1.1%
AutoZone, Inc. 3.7% 4/15/22	253,000	247,801
Home Depot, Inc. 5.95% 4/1/41	941,000	1,086,965
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	856,372
5.125% 11/15/41	650,000	670,825
Turlock Corp. 1.5% 11/2/17	7,000,000	6,911,247
		9,773,210
TOTAL CONSUMER DISCRETIONARY		71,704,197
CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,153,767
Beam, Inc.:
1.75% 6/15/18	702,000	692,711
1.875% 5/15/17	798,000	801,660
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,515,288
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	300,076
Heineken NV:
1.4% 10/1/17 (c)	287,000	284,272
2.75% 4/1/23 (c)	299,000	272,306
4% 10/1/42 (c)	96,000	81,263
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,797,668
2.45% 1/15/17 (c)	2,655,000	2,739,031
3.75% 1/15/22 (c)	300,000	303,959
		14,942,001
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.6%
CVS Caremark Corp. 2.75% 12/1/22	$ 5,110,000	$ 4,718,978
Kroger Co. 3.85% 8/1/23	6,030,000	5,928,955
Walgreen Co.:
1.8% 9/15/17	234,000	235,217
3.1% 9/15/22	3,607,000	3,393,830
4.4% 9/15/42	124,000	110,418
		14,387,398
Food Products - 1.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	283,450
3.2% 1/25/23	331,000	309,409
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,276,009
6.5% 8/11/17	1,274,000	1,503,712
William Wrigley Jr. Co.:
1.4% 10/21/16 (c)	536,000	539,294
2% 10/20/17 (c)	768,000	772,937
2.9% 10/21/19 (c)	2,145,000	2,169,326
		9,854,137
Tobacco - 2.6%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,302,803
4% 1/31/24	529,000	521,050
4.125% 9/11/15	2,100,000	2,220,183
4.75% 5/5/21	2,894,000	3,110,711
5.375% 1/31/44	905,000	899,757
9.7% 11/10/18	3,062,000	4,079,610
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,584,115
4.375% 11/15/41	2,100,000	1,923,541
Reynolds American, Inc.:
1.05% 10/30/15	660,000	662,633
3.25% 11/1/22	3,304,000	3,067,777
4.75% 11/1/42	470,000	414,184
6.75% 6/15/17	384,000	446,055
		24,232,419
TOTAL CONSUMER STAPLES		63,415,955
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 7.9%
Energy Equipment & Services - 1.5%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 260,734
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	159,110
5.35% 3/15/20 (c)	3,116,000	3,295,796
5.85% 5/21/43 (c)(f)	7,500,000	6,965,625
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	763,390
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,626
3.05% 3/1/16	450,000	463,880
Transocean, Inc. 6.5% 11/15/20	930,000	1,053,461
		13,088,622
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	442,597
6.375% 9/15/17	3,626,000	4,231,379
Apache Corp. 4.75% 4/15/43	3,233,000	3,176,494
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	4,944,629
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	373,127
3.875% 3/15/23	222,000	206,897
4.95% 4/1/22	1,925,000	1,956,272
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	57,709
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	552,559
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	142,592
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	131,721
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	390,321
4.05% 2/15/22	1,065,000	1,081,985
Kinder Morgan Energy Partners LP 2.65% 2/1/19	390,000	391,166
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,667
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	489,306
Nexen, Inc.:
5.2% 3/10/15	41,000	42,939
6.2% 7/30/19	324,000	379,067
ONEOK Partners LP 2% 10/1/17	2,822,000	2,824,314
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,310
5.375% 1/27/21	652,000	654,027
5.75% 1/20/20	3,652,000	3,796,575
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
3.5% 7/18/18	$ 959,000	$ 978,808
5.5% 1/21/21	545,000	584,513
5.5% 6/27/44	2,899,000	2,565,615
6% 3/5/20	116,000	128,470
6.5% 6/2/41	1,105,000	1,117,479
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,121,844
2.95% 5/1/17	2,767,000	2,891,592
4.3% 4/1/22	300,000	308,643
5.875% 5/1/42	498,000	541,940
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	508,047
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,024,200
Shell International Finance BV 0.9% 11/15/16	6,211,000	6,226,844
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,085
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	468,302
4.6% 6/15/21	414,000	432,999
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,607,630
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	196,950
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,064
5.375% 6/1/21	1,273,000	1,368,667
Williams Partners LP 3.35% 8/15/22	2,500,000	2,342,773
		58,801,118
TOTAL ENERGY		71,889,740
FINANCIALS - 38.6%
Capital Markets - 6.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	317,255
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,202,105
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,032,894
2.9% 7/19/18	4,240,000	4,351,453
3.625% 2/7/16	1,275,000	1,344,774
5.125% 1/15/15	935,000	979,549
5.25% 7/27/21	1,227,000	1,349,959
5.75% 1/24/22	9,150,000	10,326,489
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 178,000	$ 204,107
6.15% 4/1/18	204,000	236,083
Lazard Group LLC:
4.25% 11/14/20	464,000	463,806
6.85% 6/15/17	171,000	193,834
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,414,230
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,556,526
3.75% 2/25/23	1,168,000	1,137,605
4% 7/24/15	1,947,000	2,040,115
4.1% 5/22/23	4,610,000	4,444,621
4.875% 11/1/22	6,884,000	7,071,018
5% 11/24/25	2,839,000	2,841,246
5.5% 7/28/21	1,222,000	1,375,048
5.625% 9/23/19	329,000	377,737
5.75% 1/25/21	557,000	634,773
6.625% 4/1/18	153,000	180,383
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,675,220
		56,750,830
Commercial Banks - 11.4%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,710,525
Associated Banc Corp. 5.125% 3/28/16	575,000	618,996
BB&T Corp.:
1.45% 1/12/18	6,075,000	5,970,486
3.95% 3/22/22	1,925,000	1,923,441
Comerica, Inc. 4.8% 5/1/15	487,000	513,457
Credit Suisse 6% 2/15/18	122,000	140,817
Discover Bank:
2% 2/21/18	3,900,000	3,875,360
7% 4/15/20	2,391,000	2,816,675
Fifth Third Bancorp:
3.5% 3/15/22	552,000	544,519
4.3% 1/16/24	4,001,000	3,971,113
5.45% 1/15/17	1,232,000	1,362,134
8.25% 3/1/38	3,848,000	5,183,410
Fifth Third Capital Trust IV 6.5% 4/15/37 (f)	550,000	549,313
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	787,342
HSBC Holdings PLC:
4% 3/30/22	284,000	292,489
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
5.1% 4/5/21	$ 133,000	$ 147,739
6.5% 9/15/37	100,000	119,277
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,285,784
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,536,665
KeyBank NA 1.65% 2/1/18	501,000	497,852
KeyCorp. 5.1% 3/24/21	2,081,000	2,298,007
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,292,801
5% 1/17/17	1,027,000	1,126,013
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,316,330
PNC Bank NA 3.8% 7/25/23	4,300,000	4,211,067
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,525,250
Regions Bank:
6.45% 6/26/37	1,808,000	1,888,443
7.5% 5/15/18	7,499,000	8,942,558
Regions Financial Corp.:
2% 5/15/18	558,000	548,697
5.75% 6/15/15	1,655,000	1,768,409
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,909
6.1% 6/10/23	1,000,000	1,014,327
6.125% 12/15/22	5,972,000	6,085,426
SunTrust Bank 2.75% 5/1/23	7,863,000	7,155,888
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	898,231
3.5% 1/20/17	3,320,000	3,520,226
UnionBanCal Corp. 3.5% 6/18/22	979,000	975,347
Wachovia Bank NA 6% 11/15/17	405,000	471,085
Wells Fargo & Co. 4.48% 1/16/24 (c)	7,539,000	7,489,778
		104,043,186
Consumer Finance - 3.0%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,725,000
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,169,849
Discover Financial Services:
3.85% 11/21/22	38,000	36,517
5.2% 4/27/22	2,355,000	2,479,061
6.45% 6/12/17	107,000	121,795
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	598,938
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3.875% 1/15/15	$ 2,750,000	$ 2,842,370
5.875% 8/2/21	2,700,000	3,065,205
General Electric Capital Corp.:
3.15% 9/7/22	6,770,000	6,576,953
4.65% 10/17/21	2,500,000	2,737,425
5.875% 1/14/38	150,000	169,811
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	700,149
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,046
2.125% 10/2/17 (c)	197,000	197,848
		27,599,967
Diversified Financial Services - 7.4%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,891,741
4.1% 7/24/23	2,930,000	2,941,266
4.5% 4/1/15	3,200,000	3,355,341
5.625% 7/1/20	4,500,000	5,147,789
5.75% 12/1/17	3,000,000	3,436,077
6.5% 8/1/16	1,240,000	1,407,840
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,225,856
3.125% 10/1/15	608,000	636,405
3.245% 5/6/22	1,300,000	1,274,031
3.561% 11/1/21	2,000,000	2,026,158
4.5% 10/1/20	300,000	326,978
Citigroup, Inc.:
1.3% 11/15/16	1,423,000	1,423,727
1.75% 5/1/18	7,500,000	7,431,450
3.953% 6/15/16	653,000	697,975
4.05% 7/30/22	316,000	313,461
4.45% 1/10/17	1,250,000	1,363,764
5.5% 9/13/25	4,272,000	4,522,130
6.125% 5/15/18	640,000	748,899
6.675% 9/13/43	467,000	522,256
8.5% 5/22/19	85,000	110,465
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,193,460
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,108,369
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,624,555
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ING U.S., Inc.:
5.5% 7/15/22	$ 744,000	$ 813,781
5.7% 7/15/43 (c)	1,108,000	1,144,763
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,001,185
4.35% 8/15/21	650,000	689,182
4.5% 1/24/22	1,390,000	1,475,420
4.625% 5/10/21	655,000	705,475
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(f)	600,000	601,608
Moody's Corp. 4.5% 9/1/22	6,500,000	6,480,591
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	503,523
TECO Finance, Inc. 5.15% 3/15/20	114,000	125,591
		68,271,112
Insurance - 5.8%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,116,867
4.875% 9/15/16	1,390,000	1,531,583
4.875% 6/1/22	2,728,000	2,955,431
5.85% 1/16/18	1,000,000	1,154,504
Aon Corp.:
3.125% 5/27/16	1,609,000	1,685,595
5% 9/30/20	553,000	610,309
6.25% 9/30/40	253,000	290,686
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,813,004
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	430,185
4.4% 5/15/42	107,000	98,648
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,868,135
4.3% 4/15/43	1,211,000	1,087,673
5.125% 4/15/22	274,000	302,459
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,473,067
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,307,536
4.8% 7/15/21	1,643,000	1,772,759
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	154,211
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (b)	$ 238,000	$ 238,173
3.048% 12/15/22	487,000	463,047
4.368% 9/15/23 (f)	753,000	781,481
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,200,824
6% 2/10/20 (c)	902,000	1,013,505
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,395,956
5.625% 5/12/41	1,170,000	1,270,731
5.625% 6/15/43 (f)	5,000,000	4,906,250
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	658,504
Unum Group:
5.625% 9/15/20	1,846,000	2,056,066
5.75% 8/15/42	3,748,000	3,903,160
7.125% 9/30/16	106,000	121,170
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,133,519
		52,863,018
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	95,323
Boston Properties, Inc. 3.85% 2/1/23	738,000	730,058
Camden Property Trust 4.25% 1/15/24 (e)	758,000	766,498
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,297,745
DDR Corp. 4.625% 7/15/22	391,000	404,267
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,928,043
9.625% 3/15/16	214,000	252,606
Duke Realty LP:
3.625% 4/15/23	383,000	357,303
3.875% 10/15/22	403,000	386,422
4.375% 6/15/22	206,000	206,064
5.4% 8/15/14	151,000	155,636
5.5% 3/1/16	1,300,000	1,412,904
6.75% 3/15/20	1,295,000	1,503,366
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,827,071
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	103,559
6.2% 1/15/17	1,300,000	1,472,966
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 2.25% 3/15/18	$ 324,000	$ 323,505
Washington REIT 5.25% 1/15/14	58,000	58,271
		14,281,607
Real Estate Management & Development - 3.2%
BioMed Realty LP:
3.85% 4/15/16	914,000	959,498
4.25% 7/15/22	170,000	164,731
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,920,795
4.95% 4/15/18	290,000	314,972
6% 4/1/16	211,000	231,631
7.5% 5/15/15	899,000	981,807
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,560,763
4.75% 7/15/20	1,020,000	1,109,720
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,003,343
4.125% 6/15/22	1,832,000	1,823,675
4.4% 2/15/24	1,039,000	1,033,848
4.75% 10/1/20	752,000	795,866
5.125% 3/2/15	141,000	147,785
5.5% 12/15/16	2,436,000	2,708,881
6.625% 10/1/17	1,960,000	2,265,707
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	484,528
3.15% 5/15/23	922,000	814,558
4.5% 4/18/22	94,000	93,731
7.75% 8/15/19	126,000	153,525
Mid-America Apartments LP 4.3% 10/15/23	180,000	177,278
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,572,750
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	301,632
Regency Centers LP 5.25% 8/1/15	249,000	265,427
Simon Property Group LP:
2.8% 1/30/17	47,000	49,021
4.125% 12/1/21	2,333,000	2,440,738
5.65% 2/1/20	775,000	888,109
Tanger Properties LP:
3.875% 12/1/23	398,000	389,725
6.125% 6/1/20	661,000	767,601
6.15% 11/15/15	65,000	71,681
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 508,000	$ 503,189
4% 4/30/19	275,000	291,593
		29,288,108
TOTAL FINANCIALS		353,097,828
HEALTH CARE - 4.7%
Biotechnology - 1.3%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,354,535
5.15% 11/15/41	3,228,000	3,175,264
Howard Hughes Medical Institute 3.5% 9/1/23	6,481,000	6,448,297
		11,978,096
Health Care Providers & Services - 1.4%
Aetna, Inc.:
1.5% 11/15/17	72,000	71,487
2.75% 11/15/22	291,000	269,873
4.125% 11/15/42	163,000	141,928
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,575,065
4.75% 11/15/21	530,000	564,215
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,778,181
UnitedHealth Group, Inc.:
2.75% 2/15/23	96,000	89,221
2.875% 3/15/23	928,000	871,721
3.95% 10/15/42	132,000	112,331
4.25% 3/15/43	2,500,000	2,237,138
4.625% 11/15/41	965,000	916,086
WellPoint, Inc.:
1.875% 1/15/18	288,000	286,839
2.375% 2/15/17	810,000	829,805
3.3% 1/15/23	516,000	488,213
		13,232,103
Pharmaceuticals - 2.0%
AbbVie, Inc.:
1.2% 11/6/15	15,000,000	15,140,505
1.75% 11/6/17	999,000	1,006,672
2.9% 11/6/22	603,000	567,894
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
4.4% 11/6/42	$ 627,000	$ 573,166
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	186,570
Zoetis, Inc.:
1.875% 2/1/18	123,000	122,694
3.25% 2/1/23	300,000	282,417
4.7% 2/1/43	301,000	278,855
		18,158,773
TOTAL HEALTH CARE		43,368,972
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	105,192
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,710,840
		1,816,032
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	562,155
Continental Airlines, Inc. 6.648% 3/15/19	75,231	79,745
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	53,760
8.36% 1/20/19	41,835	46,227
		741,887
Electrical Equipment - 1.3%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,074,762
2.05% 10/1/18	7,475,000	7,397,671
		11,472,433
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	434,000	397,214
Road & Rail - 1.0%
Burlington Northern Santa Fe LLC:
3% 3/15/23	7,500,000	6,983,408
4.4% 3/15/42	2,500,000	2,252,395
		9,235,803
TOTAL INDUSTRIALS		23,663,369
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.9%
Computers & Peripherals - 0.6%
Apple, Inc. 2.4% 5/3/23	$ 4,000,000	$ 3,625,272
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,527,305
		5,152,577
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,426
2.375% 12/17/18	185,000	185,067
		338,493
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	358,000	367,162
Office Electronics - 0.8%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,666,460
4.25% 2/15/15	3,200,000	3,325,437
4.5% 5/15/21	1,075,000	1,100,885
		7,092,782
Software - 1.5%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,528,286
3.625% 7/15/23	8,200,000	8,156,368
5.375% 7/15/40	240,000	257,881
		13,942,535
TOTAL INFORMATION TECHNOLOGY		26,893,549
MATERIALS - 2.9%
Chemicals - 1.7%
Ecolab, Inc. 1.45% 12/8/17	434,000	428,358
LYB International Finance BV 4% 7/15/23	5,565,000	5,560,014
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,286,624
4.125% 11/15/21	696,000	716,098
4.25% 11/15/20	973,000	1,042,383
The Mosaic Co. 4.25% 11/15/23	5,000,000	4,975,455
		16,008,932
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,371
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.2%
Anglo American Capital PLC 9.375% 4/8/14 (c)	$ 156,000	$ 160,588
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	608,471
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,994,160
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,022,095
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,635
		10,901,949
TOTAL MATERIALS		27,003,252
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	5,960,758
3.875% 8/15/21	1,500,000	1,510,284
5.55% 8/15/41	2,700,000	2,683,862
6.3% 1/15/38	970,000	1,049,439
British Telecommunications PLC 1.625% 6/28/16	435,000	440,849
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	563,997
3.5% 11/1/21	1,420,000	1,406,325
4.5% 9/15/20	3,827,000	4,109,433
4.6% 4/1/21	460,000	487,515
5.15% 9/15/23	5,745,000	6,130,783
6.4% 9/15/33	1,509,000	1,684,602
6.55% 9/15/43	5,646,000	6,425,470
		32,453,317
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,490,445
3.625% 3/30/15	564,000	581,261
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,450,776
		6,522,482
TOTAL TELECOMMUNICATION SERVICES		38,975,799
UTILITIES - 5.5%
Electric Utilities - 3.7%
AmerenUE 6.4% 6/15/17	133,000	154,394
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc. 1.65% 12/15/17	$ 2,173,000	$ 2,154,742
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	244,970
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,144
Duke Capital LLC 5.668% 8/15/14	192,000	198,555
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	99,837
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,715,057
2.1% 6/15/18	414,000	416,010
3.55% 9/15/21	1,250,000	1,267,734
3.95% 10/15/23	135,000	136,194
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,118,782
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	555,732
6.4% 9/15/20 (c)	1,310,000	1,495,768
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,937
FirstEnergy Corp.:
2.75% 3/15/18	599,000	590,231
4.25% 3/15/23	894,000	832,608
7.375% 11/15/31	4,145,000	4,384,365
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,166,382
Nevada Power Co.:
6.5% 8/1/18	70,000	83,986
6.65% 4/1/36	500,000	615,427
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	584,054
Northeast Utilities:
1.45% 5/1/18	208,000	203,736
2.8% 5/1/23	946,000	870,257
Pacific Gas & Electric Co.:
3.25% 9/15/21	22,000	21,509
3.85% 11/15/23	5,000,000	4,999,520
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,287,378
Tampa Electric Co. 6.55% 5/15/36	500,000	602,905
Xcel Energy, Inc. 4.8% 9/15/41	554,000	538,064
		33,569,278
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	1,915,002
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,634
		1,933,636
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.6%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 1,612,000	$ 1,646,479
2.5481% 9/30/66 (f)	7,158,000	6,665,752
7.5% 6/30/66 (f)	145,000	155,694
NiSource Finance Corp.:
4.45% 12/1/21	91,000	93,457
5.25% 2/15/43	234,000	223,249
5.4% 7/15/14	1,060,000	1,090,667
5.45% 9/15/20	650,000	726,261
5.95% 6/15/41	1,493,000	1,567,014
6.4% 3/15/18	59,000	68,655
Sempra Energy:
2.3% 4/1/17	2,024,000	2,074,493
2.875% 10/1/22	224,000	207,450
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	117,000	119,779
		14,638,950
TOTAL UTILITIES		50,141,864
TOTAL NONCONVERTIBLE BONDS (Cost $770,079,457)		770,154,525
U.S. Treasury Obligations - 3.8%

U.S. Treasury Bonds 3.625% 8/15/43	22,734,000	21,980,923
U.S. Treasury Notes:
2% 2/15/23	5,466,000	5,182,451
2.5% 8/15/23	8,020,000	7,870,251
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,536,272)		35,033,625
Municipal Securities - 3.2%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	367,058
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	52,136
7.3% 10/1/39	1,485,000	1,923,966
7.5% 4/1/34	1,165,000	1,516,725
7.55% 4/1/39	730,000	980,638
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.6% 11/1/40	$ 5,750,000	$ 7,835,468
7.625% 3/1/40	70,000	94,421
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,408,161
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,371,715
5.877% 3/1/19	12,080,000	13,089,284
TOTAL MUNICIPAL SECURITIES (Cost $29,507,609)		28,639,572
Foreign Government and Government Agency Obligations - 1.0%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	825,000	825,000
Brazilian Federative Republic 4.25% 1/7/25	885,000	831,900
Chilean Republic 3.25% 9/14/21	155,000	153,838
Russian Federation 3.25% 4/4/17 (c)	800,000	832,960
United Mexican States:
4% 10/2/23	2,492,000	2,469,572
4.75% 3/8/44	4,516,000	3,956,016
6.05% 1/11/40	146,000	155,855
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,161,245)		9,225,141
Fixed-Income Funds - 4.3%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $39,343,453)	374,345	39,613,180
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(f) (Cost $103,589)	$ 102,000	115,234
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $27,647,339)	27,647,339	$ 27,647,339
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $912,378,964)		910,428,616
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,449,167
NET ASSETS - 100%		$ 915,877,783
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,267,356 or 9.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,502
Fidelity Specialized High Income Central Fund	542,648
Total	$ 551,150
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 542,648	$ -	$ 39,613,180	9.5%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 770,154,525	$ -	$ 770,154,525	$ -
U.S. Government and Government Agency Obligations	35,033,625	-	35,033,625	-
Municipal Securities	28,639,572	-	28,639,572	-
Foreign Government and Government Agency Obligations	9,225,141	-	9,225,141	-
Fixed-Income Funds	39,613,180	39,613,180	-	-
Preferred Securities	115,234	-	115,234	-
Money Market Funds	27,647,339	27,647,339	-	-
Total Investments in Securities:	$ 910,428,616	$ 67,260,519	$ 843,168,097	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $911,747,321. Net unrealized depreciation aggregated $1,318,705, of which $16,166,944 related to appreciated investment securities and $17,485,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

November 30, 2013

1.907010.103

CBD-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.8%
Automobiles - 1.8%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	$ 450,000	$ 451,661
2.3% 1/9/15 (c)	1,250,000	1,269,908
Ford Motor Co. 4.75% 1/15/43	3,184,000	2,846,700
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,088,779
2.375% 3/22/17 (c)	2,050,000	2,110,582
		16,767,630
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	79,000	79,027
4.25% 6/15/23 (c)	549,000	543,022
5.75% 6/15/43 (c)	396,000	406,726
		1,028,775
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. 3.85% 10/1/23	4,300,000	4,326,948
Household Durables - 0.6%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,333,125
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,325,906
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	275,622
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	231,546
Discovery Communications LLC:
4.875% 4/1/43	256,000	238,728
6.35% 6/1/40	221,000	246,639
NBC Universal, Inc.:
3.65% 4/30/15	129,000	134,631
5.15% 4/30/20	3,625,000	4,096,116
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	4,987,826
News America Holdings, Inc. 7.75% 12/1/45	111,000	140,732
News America, Inc.:
6.15% 2/15/41	4,800,000	5,308,190
6.9% 8/15/39	300,000	353,587
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,289
Time Warner Cable, Inc.:
4% 9/1/21	3,773,000	3,512,112
5.85% 5/1/17	5,763,000	6,352,676
5.875% 11/15/40	2,377,000	2,021,325
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 700,000	$ 788,845
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,882,963
6.2% 3/15/40	1,700,000	1,843,737
Viacom, Inc.:
1.25% 2/27/15	390,000	392,055
3.5% 4/1/17	34,000	35,984
		34,474,509
Specialty Retail - 1.1%
AutoZone, Inc. 3.7% 4/15/22	253,000	247,801
Home Depot, Inc. 5.95% 4/1/41	941,000	1,086,965
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	856,372
5.125% 11/15/41	650,000	670,825
Turlock Corp. 1.5% 11/2/17	7,000,000	6,911,247
		9,773,210
TOTAL CONSUMER DISCRETIONARY		71,704,197
CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,153,767
Beam, Inc.:
1.75% 6/15/18	702,000	692,711
1.875% 5/15/17	798,000	801,660
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,515,288
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	300,076
Heineken NV:
1.4% 10/1/17 (c)	287,000	284,272
2.75% 4/1/23 (c)	299,000	272,306
4% 10/1/42 (c)	96,000	81,263
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,797,668
2.45% 1/15/17 (c)	2,655,000	2,739,031
3.75% 1/15/22 (c)	300,000	303,959
		14,942,001
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.6%
CVS Caremark Corp. 2.75% 12/1/22	$ 5,110,000	$ 4,718,978
Kroger Co. 3.85% 8/1/23	6,030,000	5,928,955
Walgreen Co.:
1.8% 9/15/17	234,000	235,217
3.1% 9/15/22	3,607,000	3,393,830
4.4% 9/15/42	124,000	110,418
		14,387,398
Food Products - 1.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	283,450
3.2% 1/25/23	331,000	309,409
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,276,009
6.5% 8/11/17	1,274,000	1,503,712
William Wrigley Jr. Co.:
1.4% 10/21/16 (c)	536,000	539,294
2% 10/20/17 (c)	768,000	772,937
2.9% 10/21/19 (c)	2,145,000	2,169,326
		9,854,137
Tobacco - 2.6%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,302,803
4% 1/31/24	529,000	521,050
4.125% 9/11/15	2,100,000	2,220,183
4.75% 5/5/21	2,894,000	3,110,711
5.375% 1/31/44	905,000	899,757
9.7% 11/10/18	3,062,000	4,079,610
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,584,115
4.375% 11/15/41	2,100,000	1,923,541
Reynolds American, Inc.:
1.05% 10/30/15	660,000	662,633
3.25% 11/1/22	3,304,000	3,067,777
4.75% 11/1/42	470,000	414,184
6.75% 6/15/17	384,000	446,055
		24,232,419
TOTAL CONSUMER STAPLES		63,415,955
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 7.9%
Energy Equipment & Services - 1.5%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 260,734
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	159,110
5.35% 3/15/20 (c)	3,116,000	3,295,796
5.85% 5/21/43 (c)(f)	7,500,000	6,965,625
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	763,390
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	126,626
3.05% 3/1/16	450,000	463,880
Transocean, Inc. 6.5% 11/15/20	930,000	1,053,461
		13,088,622
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	442,597
6.375% 9/15/17	3,626,000	4,231,379
Apache Corp. 4.75% 4/15/43	3,233,000	3,176,494
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	4,944,629
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	373,127
3.875% 3/15/23	222,000	206,897
4.95% 4/1/22	1,925,000	1,956,272
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	57,709
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	552,559
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	142,592
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	131,721
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	390,321
4.05% 2/15/22	1,065,000	1,081,985
Kinder Morgan Energy Partners LP 2.65% 2/1/19	390,000	391,166
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,667
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	489,306
Nexen, Inc.:
5.2% 3/10/15	41,000	42,939
6.2% 7/30/19	324,000	379,067
ONEOK Partners LP 2% 10/1/17	2,822,000	2,824,314
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,310
5.375% 1/27/21	652,000	654,027
5.75% 1/20/20	3,652,000	3,796,575
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
3.5% 7/18/18	$ 959,000	$ 978,808
5.5% 1/21/21	545,000	584,513
5.5% 6/27/44	2,899,000	2,565,615
6% 3/5/20	116,000	128,470
6.5% 6/2/41	1,105,000	1,117,479
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,121,844
2.95% 5/1/17	2,767,000	2,891,592
4.3% 4/1/22	300,000	308,643
5.875% 5/1/42	498,000	541,940
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	508,047
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,024,200
Shell International Finance BV 0.9% 11/15/16	6,211,000	6,226,844
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	61,085
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	468,302
4.6% 6/15/21	414,000	432,999
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,607,630
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	196,950
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,064
5.375% 6/1/21	1,273,000	1,368,667
Williams Partners LP 3.35% 8/15/22	2,500,000	2,342,773
		58,801,118
TOTAL ENERGY		71,889,740
FINANCIALS - 38.6%
Capital Markets - 6.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	317,255
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,202,105
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,032,894
2.9% 7/19/18	4,240,000	4,351,453
3.625% 2/7/16	1,275,000	1,344,774
5.125% 1/15/15	935,000	979,549
5.25% 7/27/21	1,227,000	1,349,959
5.75% 1/24/22	9,150,000	10,326,489
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 178,000	$ 204,107
6.15% 4/1/18	204,000	236,083
Lazard Group LLC:
4.25% 11/14/20	464,000	463,806
6.85% 6/15/17	171,000	193,834
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,414,230
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,556,526
3.75% 2/25/23	1,168,000	1,137,605
4% 7/24/15	1,947,000	2,040,115
4.1% 5/22/23	4,610,000	4,444,621
4.875% 11/1/22	6,884,000	7,071,018
5% 11/24/25	2,839,000	2,841,246
5.5% 7/28/21	1,222,000	1,375,048
5.625% 9/23/19	329,000	377,737
5.75% 1/25/21	557,000	634,773
6.625% 4/1/18	153,000	180,383
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,675,220
		56,750,830
Commercial Banks - 11.4%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,710,525
Associated Banc Corp. 5.125% 3/28/16	575,000	618,996
BB&T Corp.:
1.45% 1/12/18	6,075,000	5,970,486
3.95% 3/22/22	1,925,000	1,923,441
Comerica, Inc. 4.8% 5/1/15	487,000	513,457
Credit Suisse 6% 2/15/18	122,000	140,817
Discover Bank:
2% 2/21/18	3,900,000	3,875,360
7% 4/15/20	2,391,000	2,816,675
Fifth Third Bancorp:
3.5% 3/15/22	552,000	544,519
4.3% 1/16/24	4,001,000	3,971,113
5.45% 1/15/17	1,232,000	1,362,134
8.25% 3/1/38	3,848,000	5,183,410
Fifth Third Capital Trust IV 6.5% 4/15/37 (f)	550,000	549,313
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	787,342
HSBC Holdings PLC:
4% 3/30/22	284,000	292,489
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
5.1% 4/5/21	$ 133,000	$ 147,739
6.5% 9/15/37	100,000	119,277
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,285,784
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,536,665
KeyBank NA 1.65% 2/1/18	501,000	497,852
KeyCorp. 5.1% 3/24/21	2,081,000	2,298,007
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,292,801
5% 1/17/17	1,027,000	1,126,013
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,316,330
PNC Bank NA 3.8% 7/25/23	4,300,000	4,211,067
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,525,250
Regions Bank:
6.45% 6/26/37	1,808,000	1,888,443
7.5% 5/15/18	7,499,000	8,942,558
Regions Financial Corp.:
2% 5/15/18	558,000	548,697
5.75% 6/15/15	1,655,000	1,768,409
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,909
6.1% 6/10/23	1,000,000	1,014,327
6.125% 12/15/22	5,972,000	6,085,426
SunTrust Bank 2.75% 5/1/23	7,863,000	7,155,888
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	898,231
3.5% 1/20/17	3,320,000	3,520,226
UnionBanCal Corp. 3.5% 6/18/22	979,000	975,347
Wachovia Bank NA 6% 11/15/17	405,000	471,085
Wells Fargo & Co. 4.48% 1/16/24 (c)	7,539,000	7,489,778
		104,043,186
Consumer Finance - 3.0%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,725,000
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,169,849
Discover Financial Services:
3.85% 11/21/22	38,000	36,517
5.2% 4/27/22	2,355,000	2,479,061
6.45% 6/12/17	107,000	121,795
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	598,938
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3.875% 1/15/15	$ 2,750,000	$ 2,842,370
5.875% 8/2/21	2,700,000	3,065,205
General Electric Capital Corp.:
3.15% 9/7/22	6,770,000	6,576,953
4.65% 10/17/21	2,500,000	2,737,425
5.875% 1/14/38	150,000	169,811
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	700,149
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,046
2.125% 10/2/17 (c)	197,000	197,848
		27,599,967
Diversified Financial Services - 7.4%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,891,741
4.1% 7/24/23	2,930,000	2,941,266
4.5% 4/1/15	3,200,000	3,355,341
5.625% 7/1/20	4,500,000	5,147,789
5.75% 12/1/17	3,000,000	3,436,077
6.5% 8/1/16	1,240,000	1,407,840
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,225,856
3.125% 10/1/15	608,000	636,405
3.245% 5/6/22	1,300,000	1,274,031
3.561% 11/1/21	2,000,000	2,026,158
4.5% 10/1/20	300,000	326,978
Citigroup, Inc.:
1.3% 11/15/16	1,423,000	1,423,727
1.75% 5/1/18	7,500,000	7,431,450
3.953% 6/15/16	653,000	697,975
4.05% 7/30/22	316,000	313,461
4.45% 1/10/17	1,250,000	1,363,764
5.5% 9/13/25	4,272,000	4,522,130
6.125% 5/15/18	640,000	748,899
6.675% 9/13/43	467,000	522,256
8.5% 5/22/19	85,000	110,465
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,193,460
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,108,369
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,624,555
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ING U.S., Inc.:
5.5% 7/15/22	$ 744,000	$ 813,781
5.7% 7/15/43 (c)	1,108,000	1,144,763
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,001,185
4.35% 8/15/21	650,000	689,182
4.5% 1/24/22	1,390,000	1,475,420
4.625% 5/10/21	655,000	705,475
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(f)	600,000	601,608
Moody's Corp. 4.5% 9/1/22	6,500,000	6,480,591
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	503,523
TECO Finance, Inc. 5.15% 3/15/20	114,000	125,591
		68,271,112
Insurance - 5.8%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,116,867
4.875% 9/15/16	1,390,000	1,531,583
4.875% 6/1/22	2,728,000	2,955,431
5.85% 1/16/18	1,000,000	1,154,504
Aon Corp.:
3.125% 5/27/16	1,609,000	1,685,595
5% 9/30/20	553,000	610,309
6.25% 9/30/40	253,000	290,686
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,813,004
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	430,185
4.4% 5/15/42	107,000	98,648
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,868,135
4.3% 4/15/43	1,211,000	1,087,673
5.125% 4/15/22	274,000	302,459
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,473,067
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,307,536
4.8% 7/15/21	1,643,000	1,772,759
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	154,211
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.:
1.756% 12/15/17 (b)	$ 238,000	$ 238,173
3.048% 12/15/22	487,000	463,047
4.368% 9/15/23 (f)	753,000	781,481
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,200,824
6% 2/10/20 (c)	902,000	1,013,505
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,395,956
5.625% 5/12/41	1,170,000	1,270,731
5.625% 6/15/43 (f)	5,000,000	4,906,250
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	658,504
Unum Group:
5.625% 9/15/20	1,846,000	2,056,066
5.75% 8/15/42	3,748,000	3,903,160
7.125% 9/30/16	106,000	121,170
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,133,519
		52,863,018
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	95,323
Boston Properties, Inc. 3.85% 2/1/23	738,000	730,058
Camden Property Trust 4.25% 1/15/24 (e)	758,000	766,498
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,297,745
DDR Corp. 4.625% 7/15/22	391,000	404,267
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,928,043
9.625% 3/15/16	214,000	252,606
Duke Realty LP:
3.625% 4/15/23	383,000	357,303
3.875% 10/15/22	403,000	386,422
4.375% 6/15/22	206,000	206,064
5.4% 8/15/14	151,000	155,636
5.5% 3/1/16	1,300,000	1,412,904
6.75% 3/15/20	1,295,000	1,503,366
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,827,071
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	103,559
6.2% 1/15/17	1,300,000	1,472,966
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 2.25% 3/15/18	$ 324,000	$ 323,505
Washington REIT 5.25% 1/15/14	58,000	58,271
		14,281,607
Real Estate Management & Development - 3.2%
BioMed Realty LP:
3.85% 4/15/16	914,000	959,498
4.25% 7/15/22	170,000	164,731
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,920,795
4.95% 4/15/18	290,000	314,972
6% 4/1/16	211,000	231,631
7.5% 5/15/15	899,000	981,807
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,560,763
4.75% 7/15/20	1,020,000	1,109,720
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,003,343
4.125% 6/15/22	1,832,000	1,823,675
4.4% 2/15/24	1,039,000	1,033,848
4.75% 10/1/20	752,000	795,866
5.125% 3/2/15	141,000	147,785
5.5% 12/15/16	2,436,000	2,708,881
6.625% 10/1/17	1,960,000	2,265,707
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	484,528
3.15% 5/15/23	922,000	814,558
4.5% 4/18/22	94,000	93,731
7.75% 8/15/19	126,000	153,525
Mid-America Apartments LP 4.3% 10/15/23	180,000	177,278
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,572,750
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	301,632
Regency Centers LP 5.25% 8/1/15	249,000	265,427
Simon Property Group LP:
2.8% 1/30/17	47,000	49,021
4.125% 12/1/21	2,333,000	2,440,738
5.65% 2/1/20	775,000	888,109
Tanger Properties LP:
3.875% 12/1/23	398,000	389,725
6.125% 6/1/20	661,000	767,601
6.15% 11/15/15	65,000	71,681
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 508,000	$ 503,189
4% 4/30/19	275,000	291,593
		29,288,108
TOTAL FINANCIALS		353,097,828
HEALTH CARE - 4.7%
Biotechnology - 1.3%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,354,535
5.15% 11/15/41	3,228,000	3,175,264
Howard Hughes Medical Institute 3.5% 9/1/23	6,481,000	6,448,297
		11,978,096
Health Care Providers & Services - 1.4%
Aetna, Inc.:
1.5% 11/15/17	72,000	71,487
2.75% 11/15/22	291,000	269,873
4.125% 11/15/42	163,000	141,928
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,575,065
4.75% 11/15/21	530,000	564,215
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,778,181
UnitedHealth Group, Inc.:
2.75% 2/15/23	96,000	89,221
2.875% 3/15/23	928,000	871,721
3.95% 10/15/42	132,000	112,331
4.25% 3/15/43	2,500,000	2,237,138
4.625% 11/15/41	965,000	916,086
WellPoint, Inc.:
1.875% 1/15/18	288,000	286,839
2.375% 2/15/17	810,000	829,805
3.3% 1/15/23	516,000	488,213
		13,232,103
Pharmaceuticals - 2.0%
AbbVie, Inc.:
1.2% 11/6/15	15,000,000	15,140,505
1.75% 11/6/17	999,000	1,006,672
2.9% 11/6/22	603,000	567,894
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
4.4% 11/6/42	$ 627,000	$ 573,166
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	186,570
Zoetis, Inc.:
1.875% 2/1/18	123,000	122,694
3.25% 2/1/23	300,000	282,417
4.7% 2/1/43	301,000	278,855
		18,158,773
TOTAL HEALTH CARE		43,368,972
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	105,192
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,710,840
		1,816,032
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	562,155
Continental Airlines, Inc. 6.648% 3/15/19	75,231	79,745
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	53,760
8.36% 1/20/19	41,835	46,227
		741,887
Electrical Equipment - 1.3%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,074,762
2.05% 10/1/18	7,475,000	7,397,671
		11,472,433
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	434,000	397,214
Road & Rail - 1.0%
Burlington Northern Santa Fe LLC:
3% 3/15/23	7,500,000	6,983,408
4.4% 3/15/42	2,500,000	2,252,395
		9,235,803
TOTAL INDUSTRIALS		23,663,369
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 2.9%
Computers & Peripherals - 0.6%
Apple, Inc. 2.4% 5/3/23	$ 4,000,000	$ 3,625,272
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,527,305
		5,152,577
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,426
2.375% 12/17/18	185,000	185,067
		338,493
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	358,000	367,162
Office Electronics - 0.8%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,666,460
4.25% 2/15/15	3,200,000	3,325,437
4.5% 5/15/21	1,075,000	1,100,885
		7,092,782
Software - 1.5%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,528,286
3.625% 7/15/23	8,200,000	8,156,368
5.375% 7/15/40	240,000	257,881
		13,942,535
TOTAL INFORMATION TECHNOLOGY		26,893,549
MATERIALS - 2.9%
Chemicals - 1.7%
Ecolab, Inc. 1.45% 12/8/17	434,000	428,358
LYB International Finance BV 4% 7/15/23	5,565,000	5,560,014
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,286,624
4.125% 11/15/21	696,000	716,098
4.25% 11/15/20	973,000	1,042,383
The Mosaic Co. 4.25% 11/15/23	5,000,000	4,975,455
		16,008,932
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,371
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.2%
Anglo American Capital PLC 9.375% 4/8/14 (c)	$ 156,000	$ 160,588
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	608,471
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,994,160
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,022,095
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,635
		10,901,949
TOTAL MATERIALS		27,003,252
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	5,960,758
3.875% 8/15/21	1,500,000	1,510,284
5.55% 8/15/41	2,700,000	2,683,862
6.3% 1/15/38	970,000	1,049,439
British Telecommunications PLC 1.625% 6/28/16	435,000	440,849
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	563,997
3.5% 11/1/21	1,420,000	1,406,325
4.5% 9/15/20	3,827,000	4,109,433
4.6% 4/1/21	460,000	487,515
5.15% 9/15/23	5,745,000	6,130,783
6.4% 9/15/33	1,509,000	1,684,602
6.55% 9/15/43	5,646,000	6,425,470
		32,453,317
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,490,445
3.625% 3/30/15	564,000	581,261
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,450,776
		6,522,482
TOTAL TELECOMMUNICATION SERVICES		38,975,799
UTILITIES - 5.5%
Electric Utilities - 3.7%
AmerenUE 6.4% 6/15/17	133,000	154,394
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc. 1.65% 12/15/17	$ 2,173,000	$ 2,154,742
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	244,970
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,144
Duke Capital LLC 5.668% 8/15/14	192,000	198,555
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	99,837
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,715,057
2.1% 6/15/18	414,000	416,010
3.55% 9/15/21	1,250,000	1,267,734
3.95% 10/15/23	135,000	136,194
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,118,782
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	555,732
6.4% 9/15/20 (c)	1,310,000	1,495,768
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,937
FirstEnergy Corp.:
2.75% 3/15/18	599,000	590,231
4.25% 3/15/23	894,000	832,608
7.375% 11/15/31	4,145,000	4,384,365
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,166,382
Nevada Power Co.:
6.5% 8/1/18	70,000	83,986
6.65% 4/1/36	500,000	615,427
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	584,054
Northeast Utilities:
1.45% 5/1/18	208,000	203,736
2.8% 5/1/23	946,000	870,257
Pacific Gas & Electric Co.:
3.25% 9/15/21	22,000	21,509
3.85% 11/15/23	5,000,000	4,999,520
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,287,378
Tampa Electric Co. 6.55% 5/15/36	500,000	602,905
Xcel Energy, Inc. 4.8% 9/15/41	554,000	538,064
		33,569,278
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	1,915,002
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,634
		1,933,636
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.6%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 1,612,000	$ 1,646,479
2.5481% 9/30/66 (f)	7,158,000	6,665,752
7.5% 6/30/66 (f)	145,000	155,694
NiSource Finance Corp.:
4.45% 12/1/21	91,000	93,457
5.25% 2/15/43	234,000	223,249
5.4% 7/15/14	1,060,000	1,090,667
5.45% 9/15/20	650,000	726,261
5.95% 6/15/41	1,493,000	1,567,014
6.4% 3/15/18	59,000	68,655
Sempra Energy:
2.3% 4/1/17	2,024,000	2,074,493
2.875% 10/1/22	224,000	207,450
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	117,000	119,779
		14,638,950
TOTAL UTILITIES		50,141,864
TOTAL NONCONVERTIBLE BONDS (Cost $770,079,457)		770,154,525
U.S. Treasury Obligations - 3.8%

U.S. Treasury Bonds 3.625% 8/15/43	22,734,000	21,980,923
U.S. Treasury Notes:
2% 2/15/23	5,466,000	5,182,451
2.5% 8/15/23	8,020,000	7,870,251
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,536,272)		35,033,625
Municipal Securities - 3.2%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	367,058
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	52,136
7.3% 10/1/39	1,485,000	1,923,966
7.5% 4/1/34	1,165,000	1,516,725
7.55% 4/1/39	730,000	980,638
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.6% 11/1/40	$ 5,750,000	$ 7,835,468
7.625% 3/1/40	70,000	94,421
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,408,161
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,371,715
5.877% 3/1/19	12,080,000	13,089,284
TOTAL MUNICIPAL SECURITIES (Cost $29,507,609)		28,639,572
Foreign Government and Government Agency Obligations - 1.0%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	825,000	825,000
Brazilian Federative Republic 4.25% 1/7/25	885,000	831,900
Chilean Republic 3.25% 9/14/21	155,000	153,838
Russian Federation 3.25% 4/4/17 (c)	800,000	832,960
United Mexican States:
4% 10/2/23	2,492,000	2,469,572
4.75% 3/8/44	4,516,000	3,956,016
6.05% 1/11/40	146,000	155,855
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,161,245)		9,225,141
Fixed-Income Funds - 4.3%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $39,343,453)	374,345	39,613,180
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(f) (Cost $103,589)	$ 102,000	115,234
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $27,647,339)	27,647,339	$ 27,647,339
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $912,378,964)		910,428,616
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,449,167
NET ASSETS - 100%		$ 915,877,783
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,267,356 or 9.0% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,502
Fidelity Specialized High Income Central Fund	542,648
Total	$ 551,150
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 542,648	$ -	$ 39,613,180	9.5%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 770,154,525	$ -	$ 770,154,525	$ -
U.S. Government and Government Agency Obligations	35,033,625	-	35,033,625	-
Municipal Securities	28,639,572	-	28,639,572	-
Foreign Government and Government Agency Obligations	9,225,141	-	9,225,141	-
Fixed-Income Funds	39,613,180	39,613,180	-	-
Preferred Securities	115,234	-	115,234	-
Money Market Funds	27,647,339	27,647,339	-	-
Total Investments in Securities:	$ 910,428,616	$ 67,260,519	$ 843,168,097	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $911,747,321. Net unrealized depreciation aggregated $1,318,705, of which $16,166,944 related to appreciated investment securities and $17,485,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

November 30, 2013

1.924095.102

FCV-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 3.2%
Daimler Finance North America LLC:
0.8434% 1/9/15 (b)(c)	$ 35,000,000	$ 35,131,460
0.9219% 8/1/16 (b)(c)	5,000,000	5,010,765
1.0236% 4/10/14 (b)(c)	18,510,000	18,548,408
1.65% 4/10/15 (b)	5,000,000	5,048,945
Volkswagen International Finance NV:
0.8374% 11/20/14 (b)(c)	30,000,000	30,131,790
0.8584% 4/1/14 (b)(c)	1,805,000	1,807,516
1.0002% 3/21/14 (b)(c)	11,000,000	11,021,439
		106,700,323
CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
0.7881% 1/27/14 (c)	5,475,000	5,479,588
5.375% 11/15/14	11,035,000	11,541,782
		17,021,370
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Schlumberger Investment SA 0.8059% 9/12/14 (b)(c)	7,500,000	7,529,708
Total Capital Canada Ltd.:
0.6236% 1/15/16 (c)	15,000,000	15,083,220
1.625% 1/28/14	3,250,000	3,256,484
TransCanada PipeLines Ltd. 0.9281% 6/30/16 (c)	13,084,000	13,201,193
		39,070,605
FINANCIALS - 40.0%
Capital Markets - 4.1%
HSBC Bank PLC 1.0436% 1/17/14 (b)(c)	20,150,000	20,169,666
JPMorgan Chase & Co.:
0.8% 4/23/15	16,000,000	16,000,320
0.8566% 2/26/16 (c)	10,000,000	10,016,650
0.9036% 10/15/15 (c)	20,000,000	20,061,200
1.0384% 1/24/14 (c)	48,900,000	48,961,663
1.875% 3/20/15	10,000,000	10,150,010
Morgan Stanley 1.4876% 2/25/16 (c)	4,000,000	4,053,292
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 0.5081% 7/28/14 (c)	$ 5,000,000	$ 5,005,615
UBS AG Stamford Branch 1.2381% 1/28/14 (c)	3,000,000	3,005,016
		137,423,432
Commercial Banks - 22.4%
ABN AMRO Bank NV:
2.0059% 1/30/14 (b)(c)	20,005,000	20,058,153
3% 1/31/14 (b)	9,811,000	9,848,900
ANZ Banking Group Ltd. 0.9836% 1/10/14 (b)(c)	3,647,000	3,650,253
Bank of Montreal 0.7259% 9/11/15 (c)	30,290,000	30,397,590
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6866% 2/26/16 (b)(c)	25,000,000	25,002,450
3.85% 1/22/15 (b)	20,051,000	20,734,539
Banque Federative du Credit Mutuel SA 1.0897% 10/28/16 (b)(c)	20,000,000	20,028,600
BNP Paribas:
1.1436% 1/10/14 (c)	6,545,000	6,550,642
3.0025% 12/20/14 (c)	9,000,000	9,244,800
BPCE SA:
1.4884% 4/25/16 (c)	40,000,000	40,538,760
1.9877% 2/7/14 (b)(c)	44,100,000	44,225,200
Branch Banking & Trust Co.:
0.5681% 10/28/15 (c)	15,000,000	15,008,565
0.6754% 12/1/16 (c)	10,000,000	9,985,050
Capital One NA 0.7002% 3/22/16 (c)	10,000,000	9,977,440
Commonwealth Bank of Australia:
0.7525% 9/20/16 (b)(c)	10,000,000	10,024,960
0.9839% 3/17/14 (b)(c)	6,116,000	6,128,734
1.0519% 9/18/15 (b)(c)	30,000,000	30,311,730
Credit Agricole SA:
1.0959% 10/3/16 (b)(c)	10,000,000	10,036,360
1.4036% 4/15/16 (b)(c)	20,000,000	20,248,760
1.6921% 1/21/14 (b)(c)	52,650,000	52,743,717
2.625% 1/21/14 (b)	6,350,000	6,369,374
Credit Suisse New York Branch 1.2036% 1/14/14 (c)	9,676,000	9,686,005
Fifth Third Bank 0.7481% 11/18/16 (c)	25,000,000	25,010,725
ING Bank NV:
1.6581% 6/9/14 (b)(c)	4,500,000	4,530,168
1.8906% 9/25/15 (b)(c)	6,922,000	7,081,774
KeyBank NA 0.7266% 11/25/16 (c)	15,000,000	15,022,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Lloyds TSB Bank PLC 4.375% 1/12/15 (b)	$ 2,660,000	$ 2,764,490
National Australia Bank Ltd. 0.9656% 4/11/14 (b)(c)	21,950,000	22,003,799
Nordea Bank AB:
0.6993% 5/13/16 (b)(c)	5,000,000	5,014,960
1.1436% 1/14/14 (b)(c)	8,550,000	8,560,251
PNC Funding Corp.:
0.4375% 1/31/14 (c)	34,697,000	34,705,987
5.4% 6/10/14	2,840,000	2,913,672
Royal Bank of Canada:
0.5436% 4/17/14 (c)	4,850,000	4,855,864
0.7138% 9/9/16 (c)	10,000,000	10,038,420
Societe Generale:
1.5744% 12/13/13 (b)(c)	5,000,000	5,001,225
2.5% 1/15/14 (b)	5,050,000	5,060,719
Societe Generale SA 1.2956% 4/11/14 (b)(c)	40,000,000	40,125,880
Sumitomo Mitsui Banking Corp.:
0.9121% 7/19/16 (c)	15,000,000	15,086,385
1.1906% 7/22/14 (b)(c)	4,108,000	4,127,024
1.9% 1/12/15 (b)	5,300,000	5,363,012
Sumitomo Mitsui Trust Bank Ltd. 1.0339% 9/16/16 (b)(c)	5,000,000	5,024,755
The Toronto Dominion Bank 0.7164% 9/9/16 (c)	20,000,000	20,032,920
Union Bank NA 1.0002% 9/26/16 (c)	20,000,000	20,150,300
Wells Fargo & Co.:
1.1702% 6/26/15 (c)	10,000,000	10,105,620
1.25% 2/13/15	5,454,000	5,501,330
Wells Fargo Bank NA 0.5221% 7/20/15 (c)	15,000,000	15,021,840
Westpac Banking Corp.:
0.9881% 12/9/13 (c)	1,730,000	1,730,190
1.0106% 9/25/15 (c)	50,000,000	50,517,000
		756,151,062
Consumer Finance - 6.8%
American Express Credit Corp.:
0.6893% 11/13/15 (c)	20,000,000	20,049,140
0.7469% 7/29/16 (c)	10,000,000	10,050,350
1.3559% 6/12/15 (c)	15,000,000	15,175,695
American Honda Finance Corp. 0.7436% 10/7/16 (c)	10,000,000	10,028,170
Capital One Financial Corp.:
0.8781% 11/6/15 (c)	5,000,000	5,013,975
1.3936% 7/15/14 (c)	3,865,000	3,881,620
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Caterpillar Financial Services Corp. 0.4766% 2/26/16 (c)	$ 7,283,000	$ 7,283,918
Ford Motor Credit Co. LLC:
1.3376% 8/28/14 (c)	9,400,000	9,446,041
8.7% 10/1/14	5,840,000	6,223,787
General Electric Capital Corp.:
0.5144% 9/15/14 (c)	5,000,000	5,010,190
0.8429% 1/8/16 (c)	5,271,000	5,300,971
0.8729% 4/7/14 (c)	6,269,000	6,283,663
0.8936% 7/12/16 (c)	15,000,000	15,097,335
0.9384% 4/24/14 (c)	25,000,000	25,076,575
1.0929% 1/7/14 (c)	11,913,000	11,922,959
2.15% 1/9/15	9,380,000	9,559,683
HSBC Finance Corp. 0.4936% 1/15/14 (c)	54,620,000	54,622,458
Toyota Motor Credit Corp. 0.6436% 1/17/14 (c)	10,000,000	10,005,640
		230,032,170
Diversified Financial Services - 6.4%
Bank of America Corp.:
1.0702% 3/22/16 (c)	15,000,000	15,068,565
1.6559% 1/30/14 (c)	23,000,000	23,044,988
1.7956% 7/11/14 (c)	3,683,000	3,711,624
5.375% 6/15/14	25,000,000	25,635,625
Barclays Bank PLC 5.2% 7/10/14	11,645,000	11,976,766
BP Capital Markets PLC:
0.5677% 11/6/15 (c)	20,000,000	20,026,860
0.8559% 3/11/14 (c)	5,575,000	5,583,056
0.884% 12/6/13 (c)	2,487,000	2,487,099
Citigroup, Inc.:
0.5178% 11/5/14 (c)	27,235,000	27,215,799
0.9206% 11/15/16 (c)	10,000,000	10,012,550
1.1784% 4/1/14 (c)	3,936,000	3,946,419
1.1984% 7/25/16 (c)	30,000,000	30,298,590
MetLife Institutional Funding II:
0.6129% 1/6/15 (b)(c)	25,000,000	25,067,000
1.1444% 4/4/14 (b)(c)	12,906,000	12,945,712
		217,020,653
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 0.3%
Metropolitan Life Global Funding I:
0.7736% 7/15/16 (b)(c)	$ 5,000,000	$ 5,028,720
0.9936% 1/10/14 (b)(c)	3,965,000	3,968,176
		8,996,896
TOTAL FINANCIALS		1,349,624,213
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
AbbVie, Inc. 0.9981% 11/6/15 (c)	12,000,000	12,119,940
Teva Pharmaceutical Finance III BV 0.7502% 3/21/14 (c)	13,375,000	13,383,386
		25,503,326
INDUSTRIALS - 1.2%
Aerospace & Defense - 1.2%
United Technologies Corp. 0.5295% 12/2/13 (c)	41,000,000	41,000,000
INFORMATION TECHNOLOGY - 1.1%
Computers & Peripherals - 0.4%
Hewlett-Packard Co. 0.6376% 5/30/14 (c)	12,961,000	12,951,526
IT Services - 0.5%
The Western Union Co. 1.2391% 8/21/15 (c)	15,000,000	15,064,395
Office Electronics - 0.2%
Xerox Corp. 1.0585% 5/16/14 (c)	8,046,000	8,056,122
TOTAL INFORMATION TECHNOLOGY		36,072,043
MATERIALS - 1.6%
Metals & Mining - 1.6%
BHP Billiton Financial (U.S.A.) Ltd. 0.5085% 2/18/14 (c)	20,000,000	20,011,620
Rio Tinto Finance (U.S.A.) PLC:
0.802% 6/19/15 (c)	30,000,000	30,023,370
1.0939% 6/17/16 (c)	5,500,000	5,540,084
		55,575,074
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
BellSouth Corp. 4.117% 4/26/21 (b)(c)	$ 40,000,000	$ 40,528,080
Verizon Communications, Inc. 1.7819% 9/15/16 (c)	40,000,000	41,200,160
		81,728,240
TOTAL NONCONVERTIBLE BONDS (Cost $1,746,084,502)		1,752,295,194
Municipal Securities - 14.4%

Alaska Hsg. Fin. Corp. Home Mtg. Rev. Series 2007, 0.25% 12/6/13 (Liquidity Facility Landesbank Baden-Wuerttemberg New York Branch), VRDN (c)	63,545,000	63,545,000
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN Series ROC II R 471, 0.08% 12/6/13 (Liquidity Facility Citibank NA) (c)(e)	24,250,000	24,250,000
Clark County Fuel Tax Series 2008 A, 0.43% 12/6/13 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (c)(d)	36,805,000	36,805,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 12/6/13, VRDN (c)(d)	23,160,000	23,160,000
Florida Hsg. Fin. Corp. Rev. Participating VRDN Series Putters 1336 B, 0.15% 12/6/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(e)	1,000,000	1,000,000
Illinois Fin. Auth. Rev. (Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (c)	24,700,000	24,700,000
Illinois Gen. Oblig. Series 2011, 4.026% 3/1/14	21,100,000	21,252,342
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.29% 12/6/13, VRDN (c)(d)	3,000,000	3,000,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 C, 0.25% 12/2/13 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	54,580,000	54,580,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.44% 12/6/13, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series DCL 08 005, 0.31% 12/6/13 (Liquidity Facility Dexia Cr. Local SA) (c)(e)	14,845,000	14,845,000
Municipal Securities - continued
	Principal Amount	Value
New York City Gen. Oblig. Series 2008 J, 0.6% 12/6/13 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	$ 38,240,000	$ 38,240,000
New York Hsg. Fin. Agcy. Rev. Series 2005 A, 0.09% 12/6/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	19,100,000	19,100,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.3% 12/6/13 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 C, 0.15% 12/6/13 (FSA Insured), VRDN (c)	25,790,000	25,790,000
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (c)(d)	21,850,000	21,853,496
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 12/6/13, VRDN (c)	11,550,000	11,550,000
0.35% 12/6/13, VRDN (c)	31,100,000	31,100,000
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2013 D, 1.043% 6/1/15 (c)	40,000,000	40,128,000
Washington Gen. Oblig. Participating VRDN Series DB 606, 0.1% 12/6/13 (Liquidity Facility Deutsche Bank AG) (c)(e)	5,600,000	5,600,000
TOTAL MUNICIPAL SECURITIES (Cost $485,083,520)		485,223,838
Certificates of Deposit - 6.9%

Bank of Nova Scotia yankee:
0.6959% 9/11/15 (c)	15,000,000	15,055,890
0.7394% 2/10/14 (c)	12,000,000	12,019,644
Barclays Bank PLC yankee:
0.56% 10/30/14	25,000,000	25,020,795
0.68% 8/18/14	75,000,000	75,157,416
BNP Paribas New York Branch yankee 0.6% 8/19/14	25,000,000	25,028,993
Lloyds TSB Bank PLC New York Branch yankee 0.56% 8/25/14	30,000,000	30,033,384
National Australia Bank yankee 1.4359% 1/30/14 (c)	10,000,000	10,023,140
Sumitomo Mitsui Banking Corp. yankee 0.6506% 4/1/15 (c)	40,000,000	39,995,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $231,981,726)		232,334,262
Commercial Paper - 6.1%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
0.4% 12/5/13	$ 9,000,000	$ 8,999,850
0.4% 12/5/13	6,135,000	6,134,898
0.4% 2/3/14	25,000,000	24,991,933
BPCE SA yankee 0.46% 8/1/14	64,000,000	63,822,726
Ciesco LP 0.16% 12/6/13	2,260,000	2,259,930
Credit Agricole North America yankee 0.45% 3/3/14	30,000,000	29,983,941
Govco, Inc. 0.39% 2/19/14 (Liquidity Facility Citibank NA)	15,000,000	14,990,946
Societe Generale North America, Inc. yankee 0.44% 3/3/14	50,000,000	49,973,235
Xerox Corp. 0.47% 12/2/13	4,000,000	3,999,873
TOTAL COMMERCIAL PAPER (Cost $205,074,005)		205,157,332
Money Market Funds - 11.9%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $401,194,322)	401,194,322	401,194,322
Cash Equivalents - 9.3%
	Maturity Amount
Repurchase Agreements:
With:
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
7/15/13 due 1/15/14 (Collateralized by U.S. Government Obligations valued at $36,797,585, 0%-8.5%, 9/15/16-8/15/54)	$ 35,250,444	35,011,200
10/22/13 due 4/17/14 (Collateralized by Corporate Obligations valued at $58,950,034, 0.45%-6.23%, 4/18/16-11/15/53)	55,378,583	55,051,700
Morgan Stanley & Co., Inc. at:
1.5%, dated 9/5/13 due 6/4/14 (Collateralized by Mortgage Loan Obligations valued at $32,518,800, 0.60%-8.15%, 3/15/19-2/15/51)	30,340,000	30,027,000
Cash Equivalents - continued
	Maturity Amount	Value
Repurchase Agreements: - continued
With: - continued
Morgan Stanley & Co., Inc. at: - continued
1.56%, dated 6/11/13 due 3/7/14 (Collateralized by Corporate Obligations valued at $103,373,654, 0%-12.5%, 8/1/16-8/15/56)	$ 96,107,383	$ 95,044,650
RBS Securities, Inc. at 1.6%, dated 7/9/13 due 7/2/14 (Collateralized by Corporate Obligations valued at $108,687,964, 0.26%-6.91%, 5/15/34-12/10/49)	101,591,111	100,018,000
TOTAL CASH EQUIVALENTS (Cost $315,000,000)		315,152,550
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,384,418,075)		3,391,357,498
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,736,764)
NET ASSETS - 100%		$ 3,375,620,734

Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $616,007,172 or 18.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 75,446
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,752,295,194	$ -	$ 1,752,295,194	$ -
Municipal Securities	485,223,838	-	485,223,838	-
Certificates of Deposit	232,334,262	-	232,334,262	-
Commercial Paper	205,157,332	-	205,157,332	-
Money Market Funds	401,194,322	401,194,322	-	-
Cash Equivalents	315,152,550	-	315,152,550	-
Total Investments in Securities:	$ 3,391,357,498	$ 401,194,322	$ 2,990,163,176	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,384,418,079. Net unrealized appreciation aggregated $6,939,419, of which $7,010,007 related to appreciated investment securities and $70,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014